                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]

     Pre-Effective Amendment No.                                      [ ]

     Post-Effective Amendment No. 36                                  [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

     Amendment No. 40                                                 [X]

                        (Check appropriate box or boxes.)

            AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
       -----------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                  4500 Main Street, Kansas City, MO 64141-6200
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               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

David C. Tucker, Esq., 4500 Main Street, 9th Floor, Kansas City, MO 64141-6200
       -----------------------------------------------------------------
                     (Name and Address of Agent for Service)

  Approximate Date of Proposed Public Offering: January 1, 2004

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on January 1, 2004 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Your
American Century
prospectus

INVESTOR CLASS

California Tax-Free Money Market Fund

California Limited-Term Tax-Free Fund

California Intermediate-Term Tax-Free Fund

California Long-Term Tax-Free Fund

JANUARY 1, 2004

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

                     [graphic of american century logo and text logo (reg. sm)]

[graphic of american century logo and text logo (reg. sm)]

                                American Century
                                  Investments

                                P.O. Box 419200
                                Kansas City, MO
                                   64141-6200

Dear Investor,

At American Century, we're committed to helping investors make the most of their financial opportunities. That's why we focus on achieving superior results and building long-term relationships with investors like you.

We believe our relationship with you begins with an easy-to-read prospectus that provides you with the information you need to make informed and confident decisions about your investments.

We understand you may have questions about investing after you read through the
Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, an Investor Relations Representative will be happy to help weekdays, 7 a.m. to 7 p.m., and Saturdays, 9 a.m. to 2 p.m.
Central time. Our representatives can be reached by calling 1-800-345-2021.
Thank you for considering American Century.

Sincerely,

/s/Donna Byers

Donna Byers
Senior Vice President
Direct Sales and Services
American Century Services Corporation

     California Limited-Term Tax-Free Fund

     California Intermediate-Term Tax-Free Fund

     California Limited-Term Tax-Free Fund

     California Intermediate-Term Tax-Free Fund

          [graphic of triangle]

          This symbol is used throughout the book to highlight DEFINITIONS of key investment terms and to provide other helpful information.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These conservatively managed funds seek income that is exempt from federal and
California income tax. They also attempt to protect the value of your investments.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund managers invest most of the funds' assets in DEBT SECURITIES issued by cities, counties and other municipalities in California and U.S. territories, such as Puerto Rico, that have interest exempt from California and federal income taxes. Each of the funds invests in different types of these municipal debt securities and has different risks. The following chart shows the differences among the funds' primary investments and principal risks. It is designed to help you compare these funds with each other; it should not be used to compare these funds with other mutual funds. A more detailed description of the funds' investment strategies and risks begins on page 10.

          [graphic of triangle]

          DEBT SECURITIES include fixed-income investments such as notes, bonds, commercial paper and U.S. Treasury securities. Very short-term debt securities (those with maturities shorter than 397 days) are called money market instruments.

               Fund                     Primary Investments         Principal Risks
               --------------------------------------------------------------------------------
Lower Income   California Tax-Free      High-quality, very          California economic risk
More Liquid    Money Market             short-term debt securities  Lowest credit risk
Shorter Term                                                        Lowest interest rate risk
                                                                    Lowest liquidity risk
               --------------------------------------------------------------------------------
               California Limited-Term  Quality debt securities     California economic risk
               Tax-Free                 with a weighted average     Moderate credit risk
                                        maturity of 1-5 years       Low interest rate risk
[graphic                                                            Moderate liquidity risk
of             --------------------------------------------------------------------------------
vertical       California Intermediate- Quality debt securities     California economic risk
arrow]         Term Tax-Free            with a weighted average     Moderate credit risk
                                        maturity of 5-10 years      Moderate interest rate risk
                                                                    Moderate liquidity risk
               --------------------------------------------------------------------------------
               California Long-Term     Quality debt securities     California economic risk
Higher Income  Tax-Free                 with a weighted             Moderate credit risk
Less Liquid                             average maturity            High interest rate risk
Longer Term                             of 10 or more years         Moderate liquidity risk
               --------------------------------------------------------------------------------

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

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2

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  a California resident or taxpayer
*  seeking current tax-free income
*  comfortable with risk based on California's economy
*  comfortable with the funds' other investment risks
*  seeking diversification by investing in a fixed-income mutual fund

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  investing in an IRA or other tax-advantaged retirement plan
*  investing for long-term growth
*  looking for the added security of FDIC insurance

          [graphic of triangle]

          An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation
          (FDIC) or any other government agency.

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3

FUND PERFORMANCE HISTORY

CALIFORNIA TAX-FREE MONEY MARKET FUND

Annual Total Returns

The following bar chart shows the performance of the fund's Investor Class shares for each of the last 10 calendar years. It indicates the volatility of the fund's historical returns from year to year. Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown.

CALIFORNIA TAX-FREE MONEY MARKET FUND - INVESTOR CLASS(1)

[data from bar chart]

2002          1.06%
2001          2.20%
2000          3.30%
1999          2.66%
1998          2.95%
1997          3.19%
1996          3.07%
1995          3.41%
1994          2.42%
1993          2.03%

(1)  As of September 30, 2003, the end of the most recent calendar quarter, the fund's year-to-date return was 0.45%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                                       Highest                Lowest
--------------------------------------------------------------------------------
California Tax-Free Money Market       0.89% (2Q 2000)        0.10% (3Q 2003)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the fund's
Investor Class shares for the periods indicated.

For the calendar year ended December 31, 2002    1      5        10     Life of
                                                year   years    years   Fund (1)
--------------------------------------------------------------------------------
California Tax-Free Money Market
    Investor Class                              1.06%  2.43%    2.63%   3.48%
--------------------------------------------------------------------------------

(1)  The inception date for the fund is November 9, 1983.

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4

CALIFORNIA LIMITED-TERM TAX-FREE FUND
CALIFORNIA INTERMEDIATE-TERM TAX-FREE FUND
CALIFORNIA LONG-TERM TAX-FREE FUND

Annual Total Returns

The following bar charts show the performance of the funds' Investor Class shares for each of the last 10 calendar years or for each full calendar year in the life of a fund if less than 10 years. They indicate the volatility of the funds' historical returns from year to year. Account fees are not reflected in the charts below. If they had been included, returns would be lower than those shown.

CALIFORNIA LIMITED-TERM TAX-FREE FUND -- INVESTOR CLASS(1)

[data from bar chart]

2002            6.37%
2001            4.95%
2000            7.03%
1999            1.13%
1998            4.91%
1997            5.34%
1996            3.93%
1995            8.32%
1994           -0.61%
1993            5.92%

(1)  As of September 30, 2003, the end of the most recent calendar quarter, the fund's year-to-date return was 2.24%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                                       Highest                Lowest
--------------------------------------------------------------------------------
California Limited-Term Tax-Free       3.09% (3Q 2002)        -1.35% (1Q 1994)
--------------------------------------------------------------------------------

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5

CALIFORNIA INTERMEDIATE-TERM TAX-FREE FUND -- INVESTOR CLASS(1)

[data from bar chart]

2002            8.80%
2001            4.35%
2000           10.14%
1999           -1.09%
1998            5.59%
1997            7.45%
1998            4.25%
1995           13.52%
1994           -3.72%
1993           10.69%

(1)  As of September 30, 2003, the end of the most recent calendar quarter, the fund's year-to-date return was 2.51%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                                       Highest                Lowest
--------------------------------------------------------------------------------
California Intermediate-Term Tax-Free  5.25% (1Q 1995)        -3.98% (1Q 1994)
--------------------------------------------------------------------------------

CALIFORNIA LONG-TERM TAX-FREE FUND -- INVESTOR CLASS(1)

[data from bar chart]

2002            8.69%
2001            4.23%
2000           14.92%
1999           -5.22%
1998            6.31%
1997            9.74%
1996            3.59%
1995           19.80%
1994           -6.51%
1993           13.74%

(1)  As of September 30, 2003, the end of the most recent calendar quarter, the fund's year-to-date return was 2.95%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                                       Highest                Lowest
--------------------------------------------------------------------------------
California Long-Term Tax-Free          7.13% (1Q 1995)        -5.71% (1Q 1994)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the funds'
Investor Class shares calculated three different ways.

Return Before Taxes shows the actual change in the value of fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance,

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6

adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is
further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-Tax Returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-Tax Returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

INVESTOR CLASS

For the calendar year ended December 31, 2002              1        5      10    Life of
                                                          year    years   years  Fund(1)
-----------------------------------------------------------------------------------------
California Limited-Term Tax-Free
Return Before Taxes                                       6.37%   4.86%   4.70%  4.83%
Return After Taxes on Distributions                       6.32%   4.83%   4.67%  N/A
Return After Taxes on Distributions
   and Sale of Fund Shares                                5.17%   4.64%   4.55%  N/A
Lehman Brothers 3-Year Municipal Bond Index               6.72%   5.33%   5.22%  5.36%
   (reflects no deduction for fees, expenses and taxes)
-----------------------------------------------------------------------------------------
California Intermediate-Term Tax-Free
Return Before Taxes                                       8.80%   5.48%   5.87%  6.61%
Return After Taxes on Distributions                       8.68%   5.35%   5.74%  N/A
Return After Taxes on Distributions
   and Sale of Fund Shares                                7.05%   5.23%   5.62%  N/A
Lehman Brothers 5-Year General Obligation Index           9.00%   5.80%   5.85%  7.20%(2)
   (reflects no deduction for fees, expenses and taxes)
-----------------------------------------------------------------------------------------
California Long-Term Tax-Free
Return Before Taxes                                       8.69%   5.58%   6.63%  7.80%
Return After Taxes on Distributions                       8.69%   5.52%   6.41%  N/A
Return After Taxes on Distributions
   and Sale of Fund Shares                                7.16%   5.42%   6.30%  N/A
Lehman Brothers Long-Term Municipal Bond Index           10.43%   6.11%   7.23%  9.50%(2)
   (reflects no deduction for fees, expenses and taxes)
-----------------------------------------------------------------------------------------
(1)  The inception dates for the funds are: California Limited-Term Tax-Free,
     June 1, 1992 and California Intermediate-Term Tax-Free and California
     Long-Term Tax-Free, November 9, 1983. Only funds with performance history for less than 10 years show after-tax returns for the life of fund.

(2)  Since October 31, 1983, the date closest to the fund's inception for which data is available.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how a fund will perform in the future.

For current performance information, including yields, please call us at
1-800-345-2021 or visit us at www.americancentury.com.

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7

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century
*  to reinvest dividends in additional shares
*  to exchange into the same class of shares of other American Century funds
*  to redeem your shares other than a $10 fee to redeem by wire

The following tables describe the fees and expenses you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Investor Class
   Maximum Account Maintenance Fee                   $25(1)
--------------------------------------------------------------------------------
(1)  Applies only to investors whose total investments with American Century are less than $10,000. See Account Maintenance Fee under Investing with
     American Century for more details.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                                             Total
                                                                             Annual
                                                   Distribution              Fund
                                       Management  and Service   Other       Operating
                                        Fee(1)    (12b-1) Fees  Expenses(2)  Expenses
--------------------------------------------------------------------------------------
California Tax-Free Money Market
    Investor Class                      0.49%       None         0.02%        0.51%
--------------------------------------------------------------------------------------
California Limited-Term Tax-Free
    Investor Class                      0.50%       None         0.01%        0.51%
--------------------------------------------------------------------------------------
California Intermediate-Term Tax-Free
    Investor Class                      0.50%       None         0.01%        0.51%
--------------------------------------------------------------------------------------
California Long-Term Tax-Free
    Investor Class                      0.50%       None         0.01%        0.51%
--------------------------------------------------------------------------------------
(1)  Based on assets of all classes of a particular fund during the funds' most recent fiscal year. The funds have stepped fee schedules. As a result, the funds' management fee rates generally decrease as fund assets increase and increase as fund assets decrease.

(2)  Other expenses include fees and expenses of the funds' independent trustees and their legal counsel, interest and, for money market funds, portfolio insurance.

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8

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                                         1 year   3 years    5 years    10 years
--------------------------------------------------------------------------------
California Tax-Free Money Market
    Investor Class                       $52      $163       $285       $640
--------------------------------------------------------------------------------
California Limited-Term Tax-Free
    Investor Class                       $52      $163       $285       $640
--------------------------------------------------------------------------------
California Intermediate-Term Tax-Free
    Investor Class                       $52      $163       $285       $640
--------------------------------------------------------------------------------
California Long-Term Tax-Free
    Investor Class                       $52      $163       $285       $640
--------------------------------------------------------------------------------

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9

OBJECTIVES, STRATEGIES AND RISKS

CALIFORNIA TAX-FREE MONEY MARKET FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

The fund seeks safety of principal and high current income that is exempt from federal and California income taxes.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund's assets are invested in HIGH-QUALITY, very short-term debt securities of which 80% must have interest payments exempt from federal and California income taxes. Cities, counties and other MUNICIPALITIES in California and U.S.
territories, such as Puerto Rico, usually issue these securities for public projects, such as schools and roads. Income from these securities is exempt from regular federal income tax, state tax and the alternative minimum tax.

          [graphic of triangle]

          A HIGH-QUALITY debt security is one that has been rated by an independent rating agency in its top two credit quality categories or determined by the advisor to be of comparable quality. The details of the fund's credit quality standards are described in the Statement of
          Additional Information.

          [graphic of triangle]

          MUNICIPALITIES include states, cities, counties, incorporated townships, the District of Columbia and U.S. territories and possessions. They can issue private activity bonds and public purpose bonds.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Because high-quality, very short-term debt securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than the yield on funds that invest in longer-term or lower-quality securities.

Because the fund invests in California municipal securities, it will be sensitive to events that affect California's economy. It may be riskier than funds that invest in a larger universe of securities.

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10

CALIFORNIA LIMITED-TERM TAX-FREE FUND

CALIFORNIA INTERMEDIATE-TERM TAX-FREE FUND

CALIFORNIA LONG-TERM TAX-FREE FUND

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek safety of principal and high current income that is exempt from federal and California income taxes.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

The fund managers buy QUALITY debt securities, and will invest at least 80% of the funds' assets in debt securities with interest payments exempt from federal and California income taxes. Cities, counties and other MUNICIPALITIES in
California and U.S. territories, such as Puerto Rico, usually issue these securities for public projects, such as schools and roads.

          [graphic of triangle]

          A QUALITY debt security is one that has been rated by an independent rating agency in the top four credit quality categories or determined by the advisor to be of comparable credit quality. The details of the funds' credit quality standards are described in the Statement of
          Additional Information.

          [graphic of triangle]

          MUNICIPALITIES include states, cities, counties, incorporated townships, the District of Columbia and U.S. territories and possessions. They can issue private activity bonds and public purpose bonds.

The funds may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the funds may purchase securities in advance to generate additional income.

The funds also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investment are in keeping with the funds'
investment objective.

In the event of exceptional market or economic conditions, the funds may, as a temporary defensive measure, invest all or a substantial portion of their assets in cash or cash-equivalent securities. To the extent the funds assume a defensive position, they will not be pursuing their investment objectives and may generate taxable income. The funds generally limit their purchase of debt securities to investment-grade obligations.

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11

WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?

The funds differ in the maturity of the debt securities they purchase. This difference is shown in the chart below.

                                        Typical Maturity     Weighted
                                        of Investments       Average Maturity
--------------------------------------------------------------------------------
California Limited-Term Tax-Free        1-10 years           1-5 years
--------------------------------------------------------------------------------
California Intermediate-Term Tax-Free   4 or more years      5-10 years
--------------------------------------------------------------------------------
California Long-Term Tax-Free           7 or more years      10 or more years
--------------------------------------------------------------------------------

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

Because the funds have different WEIGHTED AVERAGE MATURITIES, each fund will respond differently to changes in interest rates. Funds with longer weighted average maturities are generally more sensitive to interest rate changes. When interest rates rise, the funds' share values will decline, but the share values of funds with longer weighted average maturities generally will decline further.

          [graphic of triangle]

          WEIGHTED AVERAGE MATURITY is described in more detail under Basics of
          Fixed-Income Investing.

Because the funds invest in California municipal securities, they will be sensitive to events that affect California's economy. They may be riskier than funds that invest in a larger universe of securities.

The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including, liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the swap agreement. Gains or losses involving some futures, options, and other derivatives may be substantial -- in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the fund.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

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12

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, also called a fixed-income security, it is essentially lending money to the security's issuer. Notes, bonds, commercial paper and U.S. Treasury securities are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the debt security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by

*  determining which debt securities help a fund meet its maturity requirements

*  identifying debt securities that satisfy a fund's credit quality standards

*  evaluating current economic conditions and assessing the risk of inflation

*  evaluating special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called the weighted average maturity. The following chart shows how fund managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                            Amount of        Percent of   Remaining    Weighted
                            Security Owned   Portfolio    Maturity     Maturity
--------------------------------------------------------------------------------
Debt Security A             $100,000         25%           4 years      1 year
--------------------------------------------------------------------------------
Debt Security B             $300,000         75%          12 years      9 years
--------------------------------------------------------------------------------
Weighted Average Maturity                                              10 years
--------------------------------------------------------------------------------

TYPES OF RISK

The basic types of risk the funds face are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise;
when interest rates rise, prices fall. Because the funds invest primarily in debt securities, changes in interest rates will affect the funds' performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect fund performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

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13

The following table shows the likely effect of a 1% (100 basis points) increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining Maturity    Current Price   Price After 1% Increase   Change in Price
-------------------------------------------------------------------------------
1 year                $100.00         $99.06                     -0.94%
-------------------------------------------------------------------------------
3 years               $100.00         $97.38                     -2.62%
-------------------------------------------------------------------------------
10 years              $100.00         $93.20                     -6.80%
-------------------------------------------------------------------------------
30 years              $100.00         $88.69                    -11.31%
-------------------------------------------------------------------------------

Credit Risk

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment.
A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

Credit quality may be lower when the issuer has any of the following: a high debt level, a short operating history, a difficult, competitive environment or a less stable cash flow.

The fund managers do not invest solely on the basis of a debt security's credit rating; they also consider other factors, including potential returns. Higher credit ratings usually mean lower interest rate payments, so the managers often purchase debt securities that aren't the highest rated to increase return. If a fund purchases lower-rated debt securities, it assumes additional credit risk.

Debt securities rated in one of the highest four categories by a nationally recognized securities rating organization are considered investment grade.
Although they are considered investment grade, an investment in these debt securities still involves some credit risk because even a AAA rating is not a guarantee of payment. For a complete description of the ratings system, see the
Statement of Additional Information. The funds' credit quality restrictions apply at the time of purchase; the funds will not necessarily sell debt securities if they are downgraded by a rating agency.

Liquidity Risk

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

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14

A COMPARISON OF BASIC RISK FACTORS

The following chart depicts the basic risks of investing in the funds. It is designed to help you compare these funds with each other; it shouldn't be used to compare these funds with other mutual funds.

                                         Interest
                                         Rate          Credit         Liquidity
                                         Risk          Risk           Risk
--------------------------------------------------------------------------------
California Tax-Free Money Market         Lowest        Lowest         Lowest
--------------------------------------------------------------------------------
California Limited-Term Tax-Free         Low           Moderate       Moderate
--------------------------------------------------------------------------------
California Intermediate-Term Tax-Free    Moderate      Moderate       Moderate
--------------------------------------------------------------------------------
California Long-Term Tax-Free            High          Moderate       Moderate
--------------------------------------------------------------------------------

The funds engage in a variety of investment techniques as they pursue their investment objectives. Each technique has its own characteristics and may pose some level of risk to the funds. If you would like to learn more about these techniques, please review the Statement of Additional Information before making an investment.

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15

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Trustees, investment advisor and fund management teams play key roles in the management of the funds.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Trustees does not manage the funds, it has hired an investment advisor to do so.
More than two-thirds of the trustees are independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the Investor Class shares of the funds. The rate of the management fee for each fund is determined daily using a two-step formula that takes into account the fund's strategy (money market, bond or equity) and the total amount of mutual fund assets the advisor manages. The management fee is paid monthly in arrears.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor paid all expenses of managing and operating the funds except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the funds' advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

Management Fees Paid by the Funds to the Advisor
as a Percentage of Average Net Assets for the
Most Recent Fiscal Year Ended August 31, 2003            Investor Class
--------------------------------------------------------------------------------
California Tax-Free Money Market                         0.49%
--------------------------------------------------------------------------------
California Limited-Term Tax-Free                         0.50%
--------------------------------------------------------------------------------
California Intermediate-Term Tax-Free                    0.50%
--------------------------------------------------------------------------------
California Long-Term Tax-Free                            0.50%
--------------------------------------------------------------------------------

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16

THE FUND MANAGEMENT TEAMS

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by a fund's investment objectives and strategy.

California Limited-Term Tax-Free
California Intermediate-Term Tax-Free
California Long-Term Tax-Free

The funds are managed by the Municipal Bond Team, whose members are identified below.

G. DAVID MACEWEN

Mr. MacEwen, Chief Investment Officer - Fixed Income and Senior Vice President,
supervises the American Century Municipal Bond team. He has been a member of the team since May 1991, when he joined American Century as a Municipal Portfolio
Manager. He has a bachelor's degree in economics from Boston University and an
MBA in finance from the University of Delaware.

STEVEN M. PERMUT

Mr. Permut, Vice President, Director of Municipal Investments and Senior
Portfolio Manager, has been a member of the team since January 1988. He joined
American Century in June 1987. He has a bachelor's degree in business and geography from State University of New York - Oneonta and an MBA in finance from
Golden Gate University - San Francisco.

ROBERT J. MILLER

Mr. Miller, Vice President and Portfolio Manager, has been a member of the team since April 2000. He joined American Century in June 1998 as a Senior Municipal
Analyst. He has a bachelor's degree in business administration-finance from San
Jose State University and an MBA from New York University.

KENNETH M. SALINGER

Mr. Salinger, Vice President and Portfolio Manager, has been a member of the team since October 1996. He joined American Century in April 1992. He has a bachelor's degree in quantitative economics from the University of California -
San Diego. He is a CFA charterholder.

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17

California Tax-Free Money Market

The funds are managed by the Money Market Team, whose members are identified below.

G. DAVID MACEWEN

Mr. MacEwen, Chief Investment Officer - Fixed Income and Senior Vice President,
supervises the American Century Money Market team. He has been a member of the team since July 2001. He joined American Century in May 1991 as a Municipal
Portfolio Manager. He has a bachelor's degree in economics from Boston
University and an MBA in finance from the University of Delaware.

STEVEN M. PERMUT

Mr. Permut, Vice President, Director of Municipal Investments and Senior
Portfolio Manager, has been a member of the team since January 1988. He joined
American Century in June 1987. He has a bachelor's degree in business and geography from State University of New York - Oneonta and an MBA in finance from
Golden Gate University - San Francisco.

DENISE TABACCO

Ms. Tabacco, Vice President and Senior Portfolio Manager, has been a member of the team since January 1996. She joined American Century in 1988, becoming a member of its investment management department in 1991. She has a bachelor's degree in accounting from San Diego State University and an MBA in finance from
Golden Gate University- San Francisco.

ALAN KRUSS

Mr. Kruss, Portfolio Manager, has been a member of the team since November 2001.
He joined American Century in 1997 as an Investment Administrator. He has a
bachelor's degree in finance from San Francisco State University.

TODD PARDULA

Mr. Pardula, Vice President and Portfolio Manager, has been a member of the team since May 1994. He joined American Century in February 1990 as an Investor
Services Representative. He also was an Associate Municipal Credit Analyst for two years. He has a bachelor's degree in finance from Santa Clara University. He is a CFA charterholder.

LYNN PASCHEN

Ms. Paschen, Portfolio Manager, joined the team in October 2000 as a
Fixed-Income Trader and was promoted to Portfolio Manager in February 2003. She joined American Century in 1998 as a Senior Fund Accountant. She has a
bachelor's degree in finance from the University of Iowa and a master's degree from Golden Gate University- San Francisco.

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Trustees may change any other policies and investment strategies.

------
18

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed below when the account is opened. If you do not want these services, see Conducting
Business in Writing. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form. By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee.
See Account Maintenance Fee in this section.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer to receive multiple copies of these documents individually addressed, please call 1-800-345-2021. If you invest in American Century mutual funds through a financial intermediary, please contact them directly. For
American Century Brokerage accounts, please call 1-888-345-2071.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

WAYS TO MANAGE YOUR ACCOUNT

--------------------------------------------------------------------------------
ONLINE
--------------------------------------------------------------------------------

www.americancentury.com

OPEN AN ACCOUNT

If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES*

Redeem shares and proceeds will be electronically transferred to your authorized bank account.

* Online redemptions up to $25,000 per day.

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19

--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------

Investor Relations
1-800-345-2021

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated Information Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated Information Line if you have authorized us to invest from your bank account.

SELL SHARES

Call a Representative.

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT

Call to set up your account or mail a completed application to the address provided in the By Mail or Fax section. Give your bank the following information to wire money.

* Our bank information
    Commerce Bank N.A.
    Routing No. 101000019
    Account No. Please call for the appropriate account number

* The fund name
* Your American Century account number, if known*
* Your name
* The contribution year (for IRAs only)
* For additional investments only

MAKE ADDITIONAL INVESTMENTS

Follow the By Wire - Open an account instructions.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

------
20

--------------------------------------------------------------------------------
BY MAIL OR FAX
--------------------------------------------------------------------------------

P.O. Box 419200
Kansas City, MO 64141-6200

Fax
816-340-7962

OPEN AN ACCOUNT

Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a
Representative to request a form.

--------------------------------------------------------------------------------
AUTOMATICALLY
--------------------------------------------------------------------------------

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
IN PERSON
--------------------------------------------------------------------------------

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main Street                       4917 Town Center Drive
Kansas City, Missouri                  Leawood, Kansas
8 a.m. to 5:30 p.m., Monday - Friday   8 a.m. to 6 p.m., Monday - Friday
                                       8 a.m. to noon,
Saturday

1665 Charleston Road                   10350 Park Meadows Drive
Mountain View, California              Littleton, Colorado
8 a.m. to 5 p.m., Monday - Friday      8:30 a.m. to 5:30 p.m., Monday - Friday

------
21

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum investment for California Tax-Free Money Market is $2,500. The minimum for all other funds is $5,000. These funds are not available for retirement accounts.

ACCOUNT MAINTENANCE FEE

We charge a $12.50 semiannual account maintenance fee to investors whose total investments with American Century are less than $10,000. We will determine the amount of your total investments twice per year, generally the last Friday in
October and April. If your total investments are less than $10,000 at that time, we will redeem shares automatically in one of your accounts to pay the $12.50 fee. Please note that you may incur a tax liability as a result of the redemption. In determining your total investment amount, we will include your investments in American Century funds held in all PERSONAL ACCOUNTS and IRAs including SEP-, SARSEP- and SIMPLE-IRAs (but no other retirement plan accounts)
registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit www.americancentury.com/info/demo.

          [graphic of triangle]

          PERSONAL ACCOUNTS include individual accounts, joint accounts,
          UGMA/UTMA accounts, personal trusts, Coverdell Education Savings
          Accounts and traditional, Roth and Rollover IRAs. If you have only business, business retirement, employer-sponsored or American Century
          Brokerage accounts, you are currently not subject to this fee, but you may be subject to other fees.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

          [graphic of triangle]

          A fund's NET ASSET VALUE, or NAV, is the price of the fund's shares.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank.

In addition, we reserve the right to delay delivery of redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

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22

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that you may incur a tax liability as a result of the redemption.

SIGNATURE GUARANTEES

A signature guarantee - which is different from a notarized signature - is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

*  Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

*  You are transferring ownership of an account over $100,000

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

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23

ABUSIVE TRADING PRACTICES

We discourage market timing and other abusive trading practices, and we take steps to minimize the effect of these activities in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary, your ability to purchase, exchange and redeem shares will depend on the policies of that entity.
Some policy differences may include

* minimum investment requirements
* exchange policies
* fund choices
* cutoff time for investments

Please contact your FINANCIAL INTERMEDIARY for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statement of Additional Information are available from your intermediary.

          [graphic of triangle]

          FINANCIAL INTERMEDIARIES include banks, broker-dealers, insurance companies and investment advisors.

Certain financial intermediaries perform recordkeeping and administrative services for  their clients that would otherwise be performed by American
Century's transfer agent.
In some circumstances, American Century will pay the
service provider a fee for performing those services.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The advisor or the funds' distributor may make payments for various services or other expenses out of their past profits or other available sources. Such expenses may include distribution services, shareholder services or marketing, promotional or related expenses. The amount of these payments is determined by the advisor or the distributor and is not paid by you.

The funds have authorized certain financial intermediaries to accept orders on each fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

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24

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NAV of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed (including certain
U.S. holidays), we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If the advisor determines that the current market price of a security owned by a non-money market fund is not readily available, the advisor may determine its fair value in accordance with procedures adopted by the fund's board.
Circumstances that may cause the advisor to determine the fair value of a security held by the fund include, but are not limited to:

*  an event occurs after the close of the foreign exchange on which a portfolio security principally trades, but before the close of the Exchange, that is likely to have changed the value of the security

*  a debt security has been declared in default

*  trading in a security has been halted during the trading day

*  the demand for the security (as reflected by its trading volume) is insufficient for quoted prices to be reliable

If such circumstances occur, the advisor may determine the security's fair value if the fair value determination would materially impact the fund's net asset value. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by a fund's board.

The portfolio securities of the money market funds are valued at amortized cost.
This means that the securities are initially valued at their cost when purchased. After the initial purchase, the difference between the purchase price and the known value at maturity will be reduced at a constant rate until maturity. This valuation will be used regardless of the impact of interest rates on the market value of the security. The board has adopted procedures to ensure that this type of pricing is fair to the funds' shareholders.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

          [graphic of triangle]

          GOOD ORDER means that your instructions have been received in the form required by American Century. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

          [graphic of triangle]

          CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

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25

Money Market Funds

A money market fund declares distributions from net income daily. These distributions are paid on the last business day of each month. Distributions are reinvested automatically in additional shares unless you choose another option.

Except as described in the next paragraph, you will begin to participate in fund distributions the next business day after your purchase is effective. If you redeem shares, you will receive the distribution declared for the day you redeem.

You will begin to participate in fund distributions on the day your instructions to purchase are received if you

*  notify us of your purchase prior to 11 a.m. Central time AND

*  pay for your purchase by bank wire transfer prior to 3 p.m. Central time on the same day.

Also, we will wire your redemption proceeds to you by the end of the business day if you request your redemption before 11 a.m. Central time.

Other Funds

Each fund pays distributions from net income monthly, and generally pays capital gain distributions, if any, once a year, usually in December. A fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions. Distributions are reinvested automatically in additional shares unless you choose another option.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

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26

TAXES

Tax-Exempt Income

Most of the income that the funds receive from municipal securities is exempt from California and regular federal income taxes. However, corporate shareholders should be aware that distributions are subject to California's corporate franchise tax.

Taxable Income

The funds' investment performance also is based on sources other than income from municipal securities. These investment performance sources, while not the primary source of fund distributions, will generate taxable income to you. Some of these investment performance sources are

*  Market Discount Purchases. The funds may buy a tax-exempt security for a price less than the principal amount of the bond. If the price of the bond increases over time, a portion of the gain may be treated as ordinary income and taxable as ordinary income if it is distributed to shareholders.

*  Capital Gains. When a fund sells a security, even a tax-exempt municipal security, it can generate a capital gain or loss, which you must report on your tax return.

*  Temporary Investments. Some temporary investments, such as securities loans and repurchase agreements, can generate taxable income.

Fund distributions may consist of income such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of its investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed as long-term capital gains.

          [graphic of triangle]

          QUALIFIED DIVIDEND INCOME is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                   Tax Rate for 10%       Tax Rate for
Type of Distribution               and 15% Brackets       All Other Brackets
--------------------------------------------------------------------------------
Short-term capital gains           Ordinary Income        Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income      5%                     15%
--------------------------------------------------------------------------------

The tax status of any distribution of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them in cash. American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

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27

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain and will be disallowed to the extent of any distribution of tax-exempt income to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

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28

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by PricewaterhouseCoopers LLP, independent accountants. Their Independent Accountants' Report and the financial statements are included in the funds' Annual Report, which is available upon request.

------
29

CALIFORNIA TAX-FREE MONEY MARKET FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31
--------------------------------------------------------------------------------------------------------------
                                                             2003      2002       2001       2000       1999
--------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $1.00     $1.00      $1.00      $1.00      $1.00
--------------------------------------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------------------
  Net Investment Income                                      0.01      0.01       0.03       0.03       0.03
--------------------------------------------------------------------------------------------------------------
Distributions
---------------------------------------------------------
  From Net Investment Income                                (0.01)    (0.01)     (0.03)     (0.03)     (0.03)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                              $1.00     $1.00      $1.00      $1.00      $1.00
==============================================================================================================
  TOTAL RETURN(1)                                            0.73%     1.24%      2.86%      3.11%      2.62%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets            0.51%     0.51%      0.50%      0.49%      0.50%
---------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets         0.76%     1.24%      2.84%      3.07%      2.59%
---------------------------------------------------------
Net Assets, End of Period (in thousands)                   $621,747  $528,188   $551,722   $640,476   $558,175
--------------------------------------------------------------------------------------------------------------

(1)  Total return assumes reinvestment of net investment income and capital gains distributions, if any.

------
30

CALIFORNIA LIMITED-TERM TAX-FREE FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31
---------------------------------------------------------------------------------------------------------------
                                                             2003      2002        2001       2000       1999
---------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $10.82    $10.69      $10.40     $10.27     $10.43
---------------------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------
  Net Investment Income                                      0.30      0.35        0.42       0.41       0.39
---------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                   (0.10)     0.16        0.29       0.13      (0.16)
---------------------------------------------------------------------------------------------------------------
  Total From Investment Operations                           0.20      0.51        0.71       0.54       0.23
---------------------------------------------------------------------------------------------------------------
Distributions
---------------------------------------------------------
  From Net Investment Income                                (0.30)    (0.35)      (0.42)     (0.41)     (0.39)
---------------------------------------------------------
  From Net Realized Gains                                   (0.02)    (0.03)         --         --         --
---------------------------------------------------------------------------------------------------------------
  Total Distributions                                       (0.32)    (0.38)      (0.42)     (0.41)     (0.39)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                             $10.70    $10.82      $10.69     $10.40     $10.27
===============================================================================================================
  TOTAL RETURN(1)                                            1.87%     4.91%       6.94%      5.44%      2.26%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets            0.51%     0.51%       0.51%      0.51%      0.51%
---------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets         2.78%     3.30%       3.97%      4.05%      3.78%
---------------------------------------------------------
Portfolio Turnover Rate                                       34%       50%         63%        97%        57%
---------------------------------------------------------
Net Assets, End of Period (in thousands)                   $228,030  $205,066    $163,929   $142,205   $141,549
---------------------------------------------------------------------------------------------------------------

(1)  Total return assumes reinvestment of net investment income and capital gains distributions, if any.

------
31

CALIFORNIA INTERMEDIATE-TERM TAX-FREE FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31
--------------------------------------------------------------------------------------------------------------
                                                             2003       2002       2001       2000      1999
--------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $11.55     $11.47     $11.08     $10.85    $11.37
--------------------------------------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------------------
  Net Investment Income                                      0.45       0.47       0.50       0.50      0.49
---------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                   (0.23)      0.15       0.39       0.23     (0.41)
--------------------------------------------------------------------------------------------------------------
  Total From Investment Operations                           0.22       0.62       0.89       0.73      0.08
--------------------------------------------------------------------------------------------------------------
Distributions
---------------------------------------------------------
  From Net Investment Income                                (0.45)     (0.47)     (0.50)     (0.50)    (0.49)
---------------------------------------------------------
  From Net Realized Gains                                   (0.04)     (0.07)        --         --     (0.11)
--------------------------------------------------------------------------------------------------------------
  Total Distributions                                       (0.49)     (0.54)     (0.50)     (0.50)    (0.60)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                             $11.28     $11.55     $11.47     $11.08    $10.85
==============================================================================================================
  TOTAL RETURN(1)                                            1.91%      5.63%      8.22%      6.95%     0.74%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets            0.51%      0.51%      0.51%      0.51%     0.51%
---------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets         3.89%      4.13%      4.45%      4.64%     4.41%
---------------------------------------------------------
Portfolio Turnover Rate                                       25%        41%        94%        73%       54%
---------------------------------------------------------
Net Assets, End of Period (in thousands)                   $451,131   $477,494   $449,975   $444,571  $459,859
--------------------------------------------------------------------------------------------------------------

(1)  Total return assumes reinvestment of net investment income and capital gains distributions, if any.

------
32

CALIFORNIA LONG-TERM TAX-FREE FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31
---------------------------------------------------------------------------------------------------------------
                                                             2003       2002       2001       2000       1999
---------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $11.75     $11.70     $11.11     $10.86     $11.72
---------------------------------------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------------------
  Net Investment Income                                      0.53       0.53       0.55       0.56       0.57
---------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                   (0.32)      0.05       0.59       0.25      (0.76)
---------------------------------------------------------------------------------------------------------------
  Total From Investment Operations                           0.21       0.58       1.14       0.81      (0.19)
---------------------------------------------------------------------------------------------------------------
Distributions
---------------------------------------------------------
  From Net Investment Income                                (0.53)     (0.53)     (0.55)     (0.56)     (0.57)
---------------------------------------------------------
  From Net Realized Gains                                      --         --         --         --      (0.10)
---------------------------------------------------------------------------------------------------------------
  Total Distributions                                       (0.53)     (0.53)     (0.55)     (0.56)     (0.67)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                             $11.43     $11.75     $11.70     $11.11     $10.86
===============================================================================================================
  TOTAL RETURN(1)                                            1.81%      5.14%     10.55%      7.79%     (1.85)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets            0.51%      0.51%      0.51%      0.51%      0.51%
---------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets         4.54%      4.58%      4.87%      5.24%      4.94%
---------------------------------------------------------
Portfolio Turnover Rate                                       23%        43%        31%        24%        52%
---------------------------------------------------------
Net Assets, End of Period (in thousands)                   $497,165   $327,150   $331,090   $303,480   $332,627
---------------------------------------------------------------------------------------------------------------

(1)  Total return assumes reinvestment of net investment income and capital gains distributions, if any.

------
33

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person              SEC Public Reference Room
                       Washington, D.C.
                       Call 202-942-8090 for location and hours.

On the Internet        * EDGAR database at www.sec.gov
                       * By email request at publicinfo@sec.gov

By mail                SEC Public Reference Section
                       Washington, D.C. 20549-0102

This Prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

                                                                   Newspaper
Fund Reference                             Fund Code    Ticker     Listing
--------------------------------------------------------------------------------
California Tax-Free Money Market
     Investor Class                        930          BCTXX      AmC CATF
--------------------------------------------------------------------------------
California Limited-Term Tax-Free
     Investor Class                        936          BCSTX      CaLtdTF
--------------------------------------------------------------------------------
California Intermediate-Term Tax-Free
     Investor Class                        931          BCITX      CaIntTF
--------------------------------------------------------------------------------
California Long-Term Tax-Free
     Investor Class                        932          BCLTX      CaLgTF
--------------------------------------------------------------------------------

Investment Company Act File No. 811-0816

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200
1-800-345-2021 or 816-531-5575
www.americancentury.com

0401
SH-PRS-35868

Your
American Century
prospectus

INVESTOR CLASS

California High-Yield Municipal Fund

JANUARY 1, 2004

EFFECTIVE JANUARY 30, 2003, CALIFORNIA HIGH-YIELD MUNICIPAL CLOSED TO NEW RETAIL
INVESTORS, BUT IS AVAILABLE THROUGH FINANCIAL INTERMEDIARIES. ANY SHAREHOLDER
WITH AN OPEN ACCOUNT AS OF JANUARY 30, 2003 MAY MAKE ADDITIONAL INVESTMENTS AND
REINVEST DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS AS LONG AS SUCH ACCOUNT
REMAINS OPEN.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

[graphic of american century logo and text logo (reg. sm)]

[graphic of american century logo and text logo (reg. sm)]

                                American Century
                                  Investments

                                P.O. Box 419200
                                Kansas City, MO
                                   64141-6200

Dear Investor,

At American Century, we're committed to helping investors make the most of their financial opportunities. That's why we focus on achieving superior results and building long-term relationships with investors like you.

We believe our relationship with you begins with an easy-to-read prospectus that provides you with the information you need to make informed and confident decisions about your investments.

We understand you may have questions about investing after you read through the
Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, an Investor Relations Representative will be happy to help weekdays, 7 a.m. to 7 p.m., and Saturdays, 9 a.m. to 2 p.m.
Central time. Our representatives can be reached by calling 1-800-345-2021.
Thank you for considering American Century.

Sincerely,

/s/Donna Byers

Donna Byers
Senior Vice President
Direct Sales and Services
American Century Services Corporation

          [graphic of triangle]

          This symbol is used throughout the book to highlight DEFINITIONS of key investment terms and to provide other helpful information.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

This fund seeks high current income that is exempt from federal and California income tax.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGY AND PRINCIPAL RISKS?

The fund managers invest most of the fund's assets in high-yield municipal securities, including junk and private activity bonds, issued by cities, counties and other California municipalities, and U.S. territories.

*  INTEREST RATE RISK - Generally, when interest rates rise, the value of the fund's fixed-income securities will decline. The opposite is true when interest rates decline.

*  CREDIT RISK - The value of the fund's fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due.

*  LIQUIDITY RISK - The market for lower-quality debt securities, including junk bonds, is generally less liquid than the market for higher-quality debt securities, and at times it may become difficult to sell the lower-quality debt securities.

*  PRINCIPAL LOSS - It is possible to lose money by investing in the fund.

A more detailed description of the fund's investment strategies and risks begins on page 6.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

*  a California resident or taxpayer
*  seeking current tax-free income
*  comfortable with risk based on California's economy
*  comfortable with the fund's other investment risks
*  seeking diversification by investing in a fixed-income mutual fund

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*  investing in an IRA or other tax-advantaged retirement plan
*  investing for long-term growth
*  looking for the added security of FDIC insurance

          [graphic of triangle]

          An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or
          any other government agency.

------
2

FUND PERFORMANCE HISTORY

Annual Total Returns

The following bar chart shows the performance of the fund's Investor Class shares for each of the last 10 calendar years. It indicates the volatility of the fund's historical returns from year to year. Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown.

CALIFORNIA HIGH-YIELD MUNICIPAL FUND - INVESTOR CLASS(1)

[data from bar chart]

2002                   9.10%
2001                   5.02%
2000                   12.7%
1999                  -3.31%
1998                   6.73%
1997                  10.50%
1996                   5.89%
1995                  18.29%
1994                  -5.36%
1993                  13.18%

(1)  As of September 30, 2003, the end of the most recent calendar quarter, the fund's year-to-date return was 3.80%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                                  Highest                 Lowest
--------------------------------------------------------------------------------
California High-Yield Municipal   7.18% (1Q 1995)         -4.54% (1Q 1994)
--------------------------------------------------------------------------------

------
3

Average Annual Total Returns

The following table shows the average annual total returns of the fund's
Investor Class shares calculated three different ways.

Return Before Taxes shows the actual change in the value of fund shares over the periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two After-Tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-Tax Returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-Tax Returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

INVESTOR CLASS

                                                  1       5       10    Life of
For the calendar year ended December 31, 2002    year    years   years  Class(1)
--------------------------------------------------------------------------------
California High-Yield Municipal
Return Before Taxes                              9.10%   5.91%   7.05%   6.57%
Return After Taxes on Distributions              9.10%   5.84%   6.94%     N/A
Return After Taxes on Distributions
   and Sale of Fund Shares                       7.73%   5.78%   6.80%     N/A
Lehman Brothers Long-Term Municipal Bond Index  10.43%   6.11%   7.23%   8.00%
   (reflects no deduction for fees,
   expenses and taxes)
--------------------------------------------------------------------------------
(1)  The inception date for the Investor Class is December 30, 1986. Only a fund with performance history for less than 10 years shows after-tax returns for life of fund.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how a fund will perform in the future.

For current performance information, including yields, please call us at
1-800-345-2021 or visit us at www.americancentury.com.

------
4

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century
*  to reinvest dividends in additional shares
*  to exchange into the same class of shares of other American Century funds
*  to redeem your shares other than a $10 fee to redeem by wire

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Investor Class
   Maximum Account Maintenance Fee                   $25(1)
--------------------------------------------------------------------------------

(1)  Applies only to investors whose total investments with American Century are less than $10,000. See Account Maintenance Fee under Investing with
     American Century for more details.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                                       Total
                                                                       Annual
                                            Distribution               Fund
                                Management  and Service    Other       Operating
                                Fee(1)      (12b-1) Fees   Expenses(2) Expenses
------------------------------------------------------------------------------
California High-Yield Municipal
    Investor Class              0.53%       None           0.01%        0.54%
------------------------------------------------------------------------------
(1)  Based on assets of all classes of the fund during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase and increases as fund assets decrease.
(2)  Other expenses include the fees and expenses of the fund's independent trustees and their legal counsel, as well as interest.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.  Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                                   1 year     3 years    5 years    10 years
------------------------------------------------------------------------------
California High-Yield Municipal
    Investor Class                  $55        $173       $301        $676
------------------------------------------------------------------------------

------
5

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks high current income that is exempt from federal and California income taxes.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund managers must invest at least 80% of the fund's assets in MUNICIPAL
SECURITIES with income payments exempt from federal and California income taxes.
Cities, counties and other municipalities in California and U.S. territories, such as Puerto Rico, usually issue these securities for public projects, such as schools, roads and water and sewer systems.

          [graphic of triangle]

          MUNICIPAL SECURITIES are a debt obligation issued by or on behalf of a state, its political subdivisions, agencies or instrumentalities, the
          District of Columbia or a U.S. territory or possession.

The fund managers also may buy long- and intermediate-term debt securities with income payments exempt from regular federal income tax, but not exempt from the federal alternative minimum tax. Cities, counties and other municipalities usually issue these securities (called private activity bonds) to fund for-profit private projects, such as athletic stadiums, airports and apartment buildings.

The fund managers seek to invest in securities that will result in a high yield for the fund. To accomplish this, the fund managers buy investment-grade securities, securities rated below investment grade, including so-called junk bonds and bonds that are in technical or monetary default, or unrated securities determined by the advisor to be of similar quality. The issuers of these securities often have short financial histories or questionable credit or have had and may continue to have problems making interest and principal payments.

Although California High-Yield Municipal invests primarily for income, it also employs techniques designed to realize capital appreciation. For example, the fund managers may select bonds with maturities and coupon rates that position the fund for potential capital appreciation for a variety of reasons, including their view on the direction of future interest-rate movements and the potential for a credit upgrade.

The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund's investment objective.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or cash-equivalent securities. To the extent the fund assumes a defensive position, it will not be pursuing its investment objectives and may generate taxable income.

------
6

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The fund's investments often have high credit risk, which helps the fund pursue a higher yield than more conservatively managed bond funds. Issuers of high-yield securities are more vulnerable to real or perceived economic changes
(such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. These factors may be more likely to cause an issuer of low-quality bonds to default on its obligation to pay the interest and principal due under its securities.

The fund may invest in securities rated below investment grade or that are unrated, including bonds that are in technical or monetary default. By definition, the issuers of many of these securities have had and may continue to have problems making interest and principal payments.

The market for lower-quality debt securities is generally less liquid than the market for higher-quality securities. Adverse publicity and investor perceptions, as well as new and proposed laws, also may have a greater negative impact on the market for lower-quality securities.

Because the fund typically invests in intermediate-term and long-term bonds, the fund's interest rate risk is higher than for funds with shorter weighted average maturities, such as money market and short-term bond funds. See the discussion on page 8 for more information about the effects of changing interest rates on the fund's portfolio.

The fund is NONDIVERSIFIED. As such, it may hold large positions in a small number of securities. If so, a price change in any one of those securities may have a greater impact on the fund's share price than would be the case in a diversified fund.

          [graphic of triangle]

          A NONDIVERSIFIED fund may invest a greater percentage of its assets in a smaller number of securities than a diversified fund.

Some or all of the fund's income may be subject to the federal alternative minimum tax.

Because the fund invests primarily in municipal securities, it will be sensitive to events that affect California's economy. California High-Yield Municipal may have a higher level of risk than funds that invest in a larger universe of securities.

The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including, liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the swap agreement. Gains or losses involving some futures, options, and other derivatives may be substantial -- in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the fund.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

------
7

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, also called a fixed-income security, it is essentially lending money to the security's issuer. Notes, bonds, commercial paper and U.S. Treasury securities are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the debt security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by

*  determining which debt securities help a fund meet its maturity requirements

*  identifying debt securities that satisfy a fund's credit quality standards

*  evaluating current economic conditions and assessing the risk of inflation

*  evaluating special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called the weighted average maturity. The following chart shows how fund managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                           Amount of       Percent of   Remaining   Weighted
                           Security Owned  Portfolio    Maturity    Maturity
------------------------------------------------------------------------------
Debt Security A            $100,000        25%           4 years     1 year
------------------------------------------------------------------------------
Debt Security B            $300,000        75%          12 years     9 years
------------------------------------------------------------------------------
Weighted Average Maturity                                           10 years
------------------------------------------------------------------------------

TYPES OF RISK

The basic types of risk the fund faces are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise;
when interest rates rise, prices fall. Because the fund invests primarily in debt securities, changes in interest rates will affect the fund's performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect fund performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

------
8

The following table shows the likely effect of a 1% (100 basis points) increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining Maturity   Current Price    Price After 1% Increase   Change in Price
-------------------------------------------------------------------------------
1 year               $100.00               $99.06                  -0.94%
-------------------------------------------------------------------------------
3 years              $100.00               $97.38                  -2.62%
-------------------------------------------------------------------------------
10 years             $100.00               $93.20                  -6.80%
-------------------------------------------------------------------------------
30 years             $100.00               $88.69                 -11.31%
-------------------------------------------------------------------------------

Credit Risk

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment.
A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

Credit quality may be lower when the issuer has any of the following: a high debt level, a short operating history, a difficult, competitive environment, or a less stable cash flow.

The fund managers do not invest solely on the basis of a debt security's credit rating; they also consider other factors, including potential returns. Higher credit ratings usually mean lower interest rate payments, so the managers often purchase debt securities that aren't the highest rated to increase return. If a fund purchases lower-rated debt securities, it assumes additional credit risk.

Debt securities rated in one of the highest four categories by a nationally recognized securities rating organization are considered investment grade.
Although they are considered investment grade, an investment in these debt securities still involves some credit risk because even a AAA rating is not a guarantee of payment. For a complete description of the ratings system, see the
Statement of Additional Information. The fund's credit quality restrictions apply at the time of purchase; the funds will not necessarily sell debt securities if they are downgraded by a rating agency.

The fund engages in a variety of investment techniques as it pursues its investment objectives. Each technique has its own characteristics and may pose some level of risk to the fund. If you would like to learn more about these techniques, please review the Statement of Additional Information before making an investment.

Liquidity Risk

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

------
9

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Trustees, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Trustees does not manage the fund, it has hired an investment advisor to do so.
More than two-thirds of the trustees are independent of the fund's advisor; that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the fund during the most recent fiscal year, the advisor received a unified management fee of 0.53% of the average net assets of the Investor Class shares of the fund. The rate of the management fee for the fund is determined daily on a class-by-class basis using a two-step formula that takes into account the fund's strategy (money market, bond or equity) and the total amount of mutual fund assets the advisor manages. The management fee is paid monthly in arrears.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

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10

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objectives and strategy.

The fund is managed by the Municipal Bond Team, whose members are identified below.

G. DAVID MACEWEN

Mr. MacEwen, Chief Investment Officer - Fixed Income and Senior Vice President,
supervises the American Century Municipal Bond team. He has been a member of the team since  May 1991, when he joined American Century as a Municipal Portfolio
Manager. He has a bachelor's degree in economics from Boston University and an
MBA in finance from the University of Delaware.

STEVEN M. PERMUT

Mr. Permut, Vice President, Director of Municipal Investments and Senior
Portfolio Manager, has been a member of the team since January 1988. He joined
American Century in June 1987. He has a bachelor's degree in business and geography from State University of New York - Oneonta and an MBA in finance from
Golden Gate University - San Francisco.

ROBERT J. MILLER

Mr. Miller, Vice President and Portfolio Manager, has been a member of the team since April 2000. He joined American Century in June 1998 as a Senior Municipal
Analyst. He has a bachelor's degree in business administration-finance from San
Jose State University and an MBA from New York University.

KENNETH M. SALINGER

Mr. Salinger, Vice President and Portfolio Manager, has been a member of the team since October 1996. He joined American Century in April 1992. He has a bachelor's degree in quantitative economics from the University of California -
San Diego. He is a CFA charterholder.

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Trustees may change any other policies and investment strategies.

------
11

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed below when the account is opened. If you do not want these services, see Conducting
Business in Writing. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form. By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee.
See Account Maintenance Fee in this section.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer to receive multiple copies of these documents individually addressed, please call 1-800-345-2021. If you invest in American Century mutual funds through a financial intermediary, please contact them directly. For
American Century Brokerage accounts, please call 1-888-345-2071.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to  confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

WAYS TO MANAGE YOUR ACCOUNT

--------------------------------------------------------------------------------
ONLINE
--------------------------------------------------------------------------------

OPEN AN ACCOUNT

If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES*

Redeem shares and proceeds will be electronically transferred to your authorized bank account.

* Online redemptions up to $25,000 per day.

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12

--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------

Investor Relations
1-800-345-2021

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated Information Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated Information Line if you have authorized us to invest from your bank account.

SELL SHARES

Call a Representative.

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT

Call to set up your account or mail a completed application to the address provided in the By Mail or Fax section. Give your bank the following information to wire money.

* Our bank information
    Commerce Bank N.A.
    Routing No. 101000019
    Account No. Please call for the appropriate account number
* The fund name
* Your American Century account number, if known*
* Your name
* The contribution year (for IRAs only)
* For additional investments only

MAKE ADDITIONAL INVESTMENTS

Follow the By Wire -- Open an account instructions.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

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13

--------------------------------------------------------------------------------
BY MAIL OR FAX
--------------------------------------------------------------------------------

P.O. Box 419200
Kansas City, MO 64141-6200

Fax
816-340-7962

OPEN AN ACCOUNT

Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a
Representative to request a form.

--------------------------------------------------------------------------------
AUTOMATICALLY
--------------------------------------------------------------------------------

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
IN PERSON
--------------------------------------------------------------------------------

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main Street                       4917 Town Center Drive
Kansas City, Missouri                  Leawood, Kansas
8 a.m. to 5:30 p.m., Monday - Friday   8 a.m. to 6 p.m., Monday - Friday
                                       8 a.m. to noon, Saturday

1665 Charleston Road                   10350 Park Meadows Drive
Mountain View, California              Littleton, Colorado
8 a.m. to 5 p.m., Monday - Friday      8:30 a.m. to 5:30 p.m., Monday - Friday

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14

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum investment is $5,000 for all accounts. This fund is not available for retirement accounts.

ACCOUNT MAINTENANCE FEE

We charge a $12.50 semiannual account maintenance fee to investors whose total investments with American Century are less than $10,000. We will determine the amount of your total investments twice per year, generally the last Friday in
October and April. If your total investments are less than $10,000 at that time, we will redeem shares automatically in one of your accounts to pay the $12.50 fee. Please note that you may incur a tax liability as a result of the redemption. In determining your total investment amount, we will include your investments in American Century funds held in all PERSONAL ACCOUNTS and IRAs including SEP-, SARSEP- and SIMPLE-IRAs (but no other retirement plan accounts)
registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit www.americancentury.com/info/demo.

          [graphic of triangle]

          PERSONAL ACCOUNTS include individual accounts, joint accounts,
          UGMA/UTMA accounts, personal trusts, Coverdell Education Savings
          Accounts and traditional, Roth and Rollover IRAs. If you have only business, business retirement, employer-sponsored or American Century
          Brokerage accounts, you are currently not subject to this fee, but you may be subject to other fees.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

          [graphic of triangle]

          A fund's NET ASSET VALUE, or NAV, is the price of the fund's shares.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to delay delivery of redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

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15

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that you may incur a tax liability as a result of the redemption.

SIGNATURE GUARANTEES

A signature guarantee - which is different from a notarized signature - is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

*  Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

*  You are transferring ownership of an account over $100,000

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We discourage market timing and other abusive trading practices, and we take steps to minimize the effect of these activities in our funds.

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16

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary, your ability to purchase, exchange and redeem shares will depend on the policies of that entity.
Some policy differences may include

*  minimum investment requirements
*  exchange policies
*  fund choices
*  cutoff time for investments

Please contact your FINANCIAL INTERMEDIARY for a complete description of its policies. Copies of the fund's annual report, semiannual report and Statement of
Additional Information are available from your intermediary.

          [graphic of triangle]

          FINANCIAL INTERMEDIARIES include banks, broker-dealers, insurance companies and investment advisors.

Certain financial intermediaries perform recordkeeping and administrative services for  their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the fund.

The advisor or the fund's distributor may make payments for various services or other expenses out of their past profits or other available sources. Such expenses may include distribution services, shareholder services or marketing, promotional or related expenses. The amount of these payments is determined by the advisor or the distributor and is not paid by you.

The fund has authorized certain financial intermediaries to accept orders on the fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

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17

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NAV of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed (including certain
U.S. holidays), we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If the advisor determines that the current market price of a security owned by a non-money market fund is not readily available, the advisor may determine its fair value in accordance with procedures adopted by the fund's board.
Circumstances that may cause the advisor to determine the fair value of a security held by the fund include, but are not limited to:

*  an event occurs after the close of the foreign exchange on which a portfolio security principally trades, but before the close of the Exchange, that is likely to have changed the value of the security

*  a debt security has been declared in default

*  trading in a security has been halted during the trading day

*  the demand for the security (as reflected by its trading volume) is insufficient for quoted prices to be reliable

If such circumstances occur, the advisor may determine the security's fair value if the fair value determination would materially impact the fund's net asset value. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by a fund's board.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

          [graphic of triangle]

          GOOD ORDER means that your instructions have been received in the form required by American Century. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as CAPITAL GAINS realized by the fund on the sale of its investment securities. The fund pays distributions from net income monthly and generally pays distributions of capital gains, if any, once a year, usually in December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.  Distributions are reinvested automatically in additional shares unless you choose another option.

          [graphic of triangle]

          CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

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18

TAXES

Tax-Exempt Income

Most of the income that the fund receives from municipal securities is exempt from California and regular federal income taxes. However, corporate shareholders should be aware that distributions are subject to California's corporate franchise tax.

The fund also may purchase private activity bonds. The income from these securities is subject to the federal alternative minimum tax. If you are subject to the alternative minimum tax, distributions from the fund that represent income derived from private activity bonds are taxable to you. Consult your tax advisor to determine whether you are subject to the alternative minimum tax.

Taxable Income

The fund's investment performance also is based on sources other than income from municipal securities. These investment performance sources, while not the primary source of fund distributions, will generate taxable income to you. Some of these investment performance sources are

*  Market Discount Purchases. The fund may buy a tax-exempt security for a price less than the principal amount of the bond. If the price of the bond increases over time, a portion of the gain may be treated as ordinary income and taxable as ordinary income if it is distributed to shareholders.

*  Capital Gains. When the fund sells a security, even a tax-exempt municipal security, it can generate a capital gain or loss, which you must report on your tax return.

*  Temporary Investments. Some temporary investments, such as securities loans and repurchase agreements, can generate taxable income.

Fund distributions may consist of income such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of its investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed as long-term capital gains.

          [graphic of triangle]

          QUALIFIED DIVIDEND INCOME is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                    Tax Rate for 10%       Tax Rate for
Type of Distribution                and 15% Brackets       All Other Brackets
-------------------------------------------------------------------------------
Short-term capital gains            Ordinary Income        Ordinary Income
-------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income       5%                     15%
-------------------------------------------------------------------------------

The tax status of any distribution of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them in cash.  American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

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19

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain and will be disallowed to the extent of any distribution of tax-exempt income to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

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20

MULTIPLE CLASS INFORMATION

American Century offers four classes of shares of the fund through financial intermediaries: Investor Class, A Class, B Class and C Class. The shares offered by this Prospectus are Investor Class shares, which have no upfront or deferred charges, commissions or 12b-1 fees.

The other classes have different fees, expenses and/or minimum investment requirements from the class offered by this Prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services.
Accordingly, the core investment advisory expenses do not vary by class.
Different fees and expenses will affect performance. For additional information concerning the A, B or C Class shares, call us at 1-800-378-9878.

You also can contact a sales representative or financial intermediary who offers that class  of shares.

Except as described herein, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the B Class provides for automatic conversion from that class into shares of the A Class of the same fund after eight years.

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21

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

The table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by PricewaterhouseCoopers LLP, independent accountants. Their Independent Accountants' Report and the financial statements are included in the fund's Annual Report, which is available upon request.

------
23

CALIFORNIA HIGH-YIELD MUNICIPAL FUND
Investor Class

For a Share Outstanding Throughout the Years Ended August 31
---------------------------------------------------------------------------------------------------------------
                                                             2003       2002       2001       2000       1999
---------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $9.84      $9.79      $9.44      $9.36      $9.93
---------------------------------------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------------------
   Net Investment Income                                     0.52       0.52       0.52       0.52       0.49
---------------------------------------------------------
   Net Realized and Unrealized Gain (Loss)                  (0.19)      0.05       0.35       0.08      (0.46)
---------------------------------------------------------------------------------------------------------------
   Total From Investment Operations                          0.33       0.57       0.87       0.60       0.03
---------------------------------------------------------------------------------------------------------------
Distributions
---------------------------------------------------------
   From Net Investment Income                               (0.52)     (0.52)     (0.52)     (0.52)     (0.49)
---------------------------------------------------------
   From Net Realized Gains                                     --         --         --         --      (0.11)
---------------------------------------------------------------------------------------------------------------
   Total Distributions                                      (0.52)     (0.52)     (0.52)     (0.52)     (0.60)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                              $9.65      $9.84      $9.79      $9.44      $9.36
===============================================================================================================
   TOTAL RETURN(1)                                           3.35%      6.07%      9.50%      6.70%      0.26%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets            0.54%      0.54%      0.54%      0.54%      0.54%
---------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets         5.24%      5.37%      5.45%      5.64%      5.08%
---------------------------------------------------------
Portfolio Turnover Rate                                       30%        32%        47%        52%        59%
---------------------------------------------------------
Net Assets, End of Period (in thousands)                   $334,032   $373,061   $336,400   $318,197   $341,968
---------------------------------------------------------------------------------------------------------------

(1)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

------
23

NOTES

-----
24

NOTES

------
25

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                SEC Public Reference Room
                         Washington, D.C.
                         Call 202-942-8090 for location and hours.

On the Internet          * EDGAR database at www.sec.gov
                         * By email request at publicinfo@sec.gov

By mail                  SEC Public Reference Section
                         Washington, D.C. 20549-0102

This Prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Fund Reference                   Fund Code    Ticker    Newspaper Listing
----------------------------------------------------------------------------
California High-Yield Municipal
     Investor Class              933          BCHYX     CaHYMu
----------------------------------------------------------------------------

Investment Company Act File No. 811-0816

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200
1-800-345-2021 or 816-531-5575
www.americancentury.com

0401
SH-PRS-35869

Your

American Century

prospectus

A CLASS

B CLASS

C CLASS

California High-Yield Municipal Fund

JANUARY 1, 2004

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

                      [graphic of american century logo and text logo (reg. sm)]

[graphic of american century logo and text logo (reg. sm)]

                                American Century
                                  Investments

                                P.O. Box 419786
                                Kansas City, MO
                                   64141-6786

Dear Investor,

American Century is committed to providing you with an easy-to-read prospectus that gives you the information you need to make confident investment decisions.

You'll notice that we've combined information about A, B and C Class shares into one prospectus. These shares are offered primarily through employer-sponsored retirement plans, or through institutions such as banks, investment advisors, broker-dealers and insurance companies.

It's important for you to be aware of which class of  shares you own or are considering for purchase while you're reading through your prospectus. Certain restrictions may apply to one class or another, and different classes may have different fees, expenses or minimum investment requirements.

Read carefully through the Fund Performance History, Investing with American
Century, and Financial Highlights sections, as they reflect the most significant differences between the classes. Some sections have separate pages for the different classes.

After you've reviewed your prospectus, should you have any questions, please call your investment professional, who will be happy to assist you.

Sincerely,

/s/Brian Jeter

Brian Jeter
Senior Vice President
Third Party Sales and Services
American Century Investment Services, Inc.

          [graphic of triangle]

          This symbol is used throughout the book to highlight DEFINITIONS of key investment terms and to provide other helpful information.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

This fund seeks high current income that is exempt from federal and California income tax.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGY AND PRINCIPAL RISKS?

The fund managers invest most of the fund's assets in high-yield municipal securities, including junk and private activity bonds, issued by cities, counties and other California municipalities and U.S. territories.

*  INTEREST RATE RISK - Generally, when interest rates rise, the value of the fund's fixed-income securities will decline. The opposite is true when interest rates decline.

*  CREDIT RISK - The value of the fund's fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due.

*  LIQUIDITY RISK - The market for lower-quality debt securities, including junk bonds, is generally less liquid than the market for higher-quality debt securities, and at times it may become difficult to sell the lower-quality debt securities.

*  PRINCIPAL LOSS - It is possible to lose money by investing in the fund.

A more detailed description of the fund's investment strategies and risks begins on page 7.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

*  a California resident or taxpayer
*  seeking current tax-free income
*  comfortable with risk based on California's economy
*  comfortable with the fund's other investment risks
*  seeking diversification by investing in a fixed-income mutual fund

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*  investing in an IRA or other tax-advantaged retirement plan
*  investing for long-term growth
*  looking for the added security of FDIC insurance

          [graphic of triangle]

          An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or
          any other government agency.

------
2

FUND PERFORMANCE HISTORY

When the A, B or C Class of the fund has investment results for a full calendar year, this section will feature charts that show

*  Annual Total Returns

*  Highest and Lowest Quarterly Returns

*  Average Annual Total Returns, including a comparison of these returns to a benchmark index

If the A, B or C Class had existed during the periods presented, their performance would have been substantially similar to that of the Investor Class because each represents an investment in the same portfolio of securities.
However, performance of the other classes would have been lower because of their higher expense ratios.

Annual Total Returns

The following bar chart shows the performance of the fund's Investor Class shares for each of the last 10 calendar years. It indicates the volatility of the fund's historical returns from year to year. Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown.

CALIFORNIA HIGH-YIELD MUNICIPAL FUND - INVESTOR CLASS(1)

[data from bar chart]

2002                   9.10%
2001                   5.02%
2000                   12.7%
1999                  -3.31%
1998                   6.73%
1997                  10.50%
1996                   5.89%
1995                  18.29%
1994                  -5.36%
1993                  13.18%

(1)  As of September 30, 2003, the end of the most recent calendar quarter, the fund's year-to-date return was 3.80%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                                  Highest                 Lowest
--------------------------------------------------------------------------------
California High-Yield Municipal   7.18% (1Q 1995)         -4.54% (1Q 1994)
--------------------------------------------------------------------------------

------
3

Average Annual Total Returns

The following table shows the average annual total returns of the fund's
Investor Class shares calculated three different ways. This information is provided because the fund's A, B and C Class shares did not have a full calendar year's worth of performance.

Return Before Taxes shows the actual change in the value of fund shares over the periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two After-Tax Returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-Tax Returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-Tax Returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

INVESTOR CLASS

                                                 1      5       10     Life of
For the calendar year ended December 31, 2002    year   years   years  Class(1)
--------------------------------------------------------------------------------
California High-Yield Municipal
Return Before Taxes                              9.10%  5.91%   7.05%   6.57%
Return After Taxes on Distributions              9.10%  5.84%   6.94%   N/A
Return After Taxes on Distributions
   and Sale of Fund Shares                       7.73%  5.78%   6.80%   N/A
Lehman Brothers Long-Term Municipal Bond Index  10.43%  6.11%   7.23%   8.00%
   (reflects no deduction for fees,
   expenses and taxes)
--------------------------------------------------------------------------------
(1)  The inception date for the Investor Class is December 30, 1986. Only a fund with performance history for less than 10 years shows after-tax returns for life of fund.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, including yields, please call us at
1-800-378-9878.

------
4

FEES AND EXPENSES

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                  A Class   B Class    C Class
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)                       4.50%     None       None
    Imposed on Purchases
    (as a percentage of offering price)
-------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)              None(1)   5.00%(2)   1.00%(3)
    (as a percentage of the original offering
    price for B Class shares or the lower
    of the original offering price or redemption
    proceeds for A and C Class shares)
-------------------------------------------------------------------------------

(1)  Investments of $1 million or more in A Class shares may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of purchase.
(2)  This charge is 5.00% during the first year after purchase, declines over the next five years as shown on page 15, and is eliminated after six years.

(3)  The charge is 1.00% during the first year after purchase and is eliminated thereafter.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                                        Total
                                                                        Annual
                                           Distribution                 Fund
                                Management and Service      Other       Operating
                                Fee(1)     (12b-1) Fees(2)  Expenses(3) Expenses
--------------------------------------------------------------------------------
California High-Yield Municipal
    A Class                      0.53%         0.25%          0.01%      0.79%
--------------------------------------------------------------------------------
    B Class                      0.53%         1.00%          0.01%      1.54%
--------------------------------------------------------------------------------
    C Class                      0.53%         1.00%          0.01%      1.54%
--------------------------------------------------------------------------------

(1)  Based on assets of all classes of the fund during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase and increases as fund assets decrease.

(2)  The 12b-1 fee is designed to permit investors to purchase shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate such financial intermediaries for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor, and a portion is used to compensate them for distribution and other shareholder services.
     For more information, see Service and Distribution Fees, page 23.

(3)  Other expenses include the fees and expenses of the fund's independent trustees and their legal counsel, as well as interest.

------
5

EXAMPLE

The examples in the tables below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                                  1 year    3 years    5 years    10 years
----------------------------------------------------------------------------
California High-Yield Municipal
    A Class                       $527      $691       $868       $1,381
----------------------------------------------------------------------------
    B Class                       $556      $784       $935       $1,622
----------------------------------------------------------------------------
    C Class                       $156      $484       $835       $1,821
----------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares.

                                  1 year    3 years    5 years    10 years
----------------------------------------------------------------------------
California High-Yield Municipal
    A Class                       $527      $691       $868       $1,381
----------------------------------------------------------------------------
    B Class                       $156      $484       $835       $1,622
----------------------------------------------------------------------------
    C Class                       $156      $484       $835       $1,821
----------------------------------------------------------------------------

------
6

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks high current income that is exempt from federal and California income taxes.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund managers must invest at least 80% of the fund's assets in MUNICIPAL
SECURITIES with income payments exempt from federal and California income taxes.
Cities, counties and other municipalities in California and U.S. territories, such as Puerto Rico, usually issue these securities for public projects, such as schools, roads, and water and sewer systems.

          [graphic of triangle]

          MUNICIPAL SECURITIES are a debt obligation issued by or on behalf of a state, its political subdivisions, agencies or instrumentalities, the
          District of Columbia or a U.S. territory or possession.

The fund managers also may buy long- and intermediate-term debt securities with income payments exempt from regular federal income tax, but not exempt from the federal alternative minimum tax. Cities, counties and other municipalities usually issue these securities (called private activity bonds) to fund for-profit private projects, such as athletic stadiums, airports and apartment buildings.

The fund managers seek to invest in securities that will result in a high yield for the fund. To accomplish this, the fund managers buy investment-grade securities, securities rated below investment grade, including so-called junk bonds and bonds that are in technical or monetary default, or unrated securities determined by the advisor to be of similar quality. The issuers of these securities often have short financial histories or questionable credit or have had and may continue to have problems making interest and principal payments.

Although California High-Yield Municipal invests primarily for income, it also employs techniques designed to realize capital appreciation. For example, the fund managers may select bonds with maturities and coupon rates that position the fund for potential capital appreciation for a variety of reasons, including their view on the direction of future interest-rate movements and the potential for a credit upgrade.

The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund's investment objective.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or cash-equivalent securities. To the extent the fund assumes a defensive position, it will not be pursuing its investment objectives and may generate taxable income.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The fund's investments often have high credit risk, which helps the fund pursue a higher yield than more conservatively managed bond funds. Issuers of high-yield securities are more vulnerable to real or perceived economic changes
(such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. These factors may be more likely to cause an issuer of low-quality bonds to default on its obligation to pay the interest and principal due under its securities.

The fund may invest in securities rated below investment grade or that are unrated, including bonds that are in technical or monetary default. By definition, the issuers of many of these securities have had and may continue to have problems making interest and principal payments.

------
7

The market for lower-quality debt securities is generally less liquid than the market for higher-quality securities. Adverse publicity and investor perceptions, as well as new and proposed laws, also may have a greater negative impact on the market for lower-quality securities.

Because the fund typically invests in intermediate-term and long-term bonds, the fund's interest rate risk is higher than for funds with shorter weighted average maturities, such as money market and short-term bond funds. See the discussion on page 9 for more information about the effects of changing interest rates on the fund's portfolio.

The fund is NONDIVERSIFIED. As such, it may hold large positions in a small number of securities. If so, a price change in any one of those securities may have a greater impact on the fund's share price than would be the case in a diversified fund.

          [graphic of triangle]

          A NONDIVERSIFIED fund may invest a greater percentage of its assets in a smaller number of securities than a diversified fund.

Some or all of the fund's income may be subject to the federal alternative minimum tax.

Because the fund invests primarily in municipal securities, it will be sensitive to events that affect California's economy. California High-Yield Municipal may have a higher level of risk than funds that invest in a larger universe of securities.

The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including, liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the swap agreement. Gains or losses involving some futures, options, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the fund.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

------
8

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, also called a fixed-income security, it is essentially lending money to the security's issuer. Notes, bonds, commercial paper and U.S. Treasury securities are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the debt security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by

*  determining which debt securities help a fund meet its maturity requirements

*  identifying debt securities that satisfy a fund's credit quality standards

*  evaluating current economic conditions and assessing the risk of inflation

*  evaluating special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called the weighted average maturity. The following chart shows how fund managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                           Amount of        Percent of    Remaining   Weighted
                           Security Owned   Portfolio     Maturity    Maturity
------------------------------------------------------------------------------
Debt Security A            $100,000         25%            4 years     1 year
------------------------------------------------------------------------------
Debt Security B            $300,000         75%           12 years     9 years
------------------------------------------------------------------------------
Weighted Average Maturity                                             10 years
------------------------------------------------------------------------------

TYPES OF RISK

The basic types of risk the fund faces are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise;
when interest rates rise, prices fall. Because the fund invests primarily in debt securities, changes in interest rates will affect the fund's performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect fund performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

------
9

The following table shows the likely effect of a 1% (100 basis points) increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining Maturity    Current Price     Price After 1% Increase  Change in Price
--------------------------------------------------------------------------------
1 year                $100.00                   $99.06                 -0.94%
--------------------------------------------------------------------------------
3 years               $100.00                   $97.38                 -2.62%
--------------------------------------------------------------------------------
10 years              $100.00                   $93.20                 -6.80%
--------------------------------------------------------------------------------
30 years              $100.00                   $88.69                -11.31%
--------------------------------------------------------------------------------

Credit Risk

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment.
A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

Credit quality may be lower when the issuer has any of the following: a high debt level, a short operating history, a difficult, competitive environment, or a less stable cash flow.

The fund managers do not invest solely on the basis of a debt security's credit rating; they also consider other factors, including potential returns. Higher credit ratings usually mean lower interest rate payments, so the managers often purchase debt securities that aren't the highest rated to increase return. If a fund purchases lower-rated debt securities, it assumes additional credit risk.

Debt securities rated in one of the highest four categories by a nationally recognized securities rating organization are considered investment grade.
Although they are considered investment grade, an investment in these debt securities still involves some credit risk because even a AAA rating is not a guarantee of payment. For a complete description of the ratings system, see the
Statement of Additional Information. The fund's credit quality restrictions apply at the time of purchase; the fund will not necessarily sell debt securities if they are downgraded by a rating agency.

The fund engages in a variety of investment techniques as it pursues its investment objectives. Each technique has its own characteristics and may pose some level of risk to the fund. If you would like to learn more about these techniques, please review the Statement of Additional Information before making an investment.

Liquidity Risk

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

------
10

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Trustees, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Trustees does not manage the fund, it has hired an investment advisor to do so.
More than two-thirds of the trustees are independent of the fund's advisor; that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the average net assets of each class of shares. The rate of the management fee for the fund is determined daily on a class-by-class basis using a two-step formula that takes into account the fund's strategy (money market, bond or equity) and the total amount of mutual fund assets the advisor manages. The management fee is paid monthly in arrears.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of the fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

Management Fees Paid by the Funds to the Advisor
as a Percentage of Average Net Assets for the Most
Recent Fiscal Year Ended August 31, 2003            A Class   B Class   C Class
-------------------------------------------------------------------------------
California High-Yield Municipal                     0.53%     0.53%     0.53%
-------------------------------------------------------------------------------

------
11

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The fund is managed by the Municipal Bond Team, whose members are identified below.

G. DAVID MACEWEN

Mr. MacEwen, Chief Investment Officer - Fixed Income and Senior Vice President,
supervises the American Century Municipal Bond team. He has been a member of the team since May 1991, when he joined American Century as a Municipal Portfolio
Manager. He has a bachelor's degree in economics from Boston University and an
MBA in finance from the University of Delaware.

STEVEN M. PERMUT

Mr. Permut, Vice President, Director of Municipal Investments and Senior
Portfolio Manager, has been a member of the team since January 1988. He joined
American Century in  June 1987. He has a bachelor's degree in business and geography from State University of New York - Oneonta and an MBA in finance from
Golden Gate University - San Francisco.

ROBERT J. MILLER

Mr. Miller, Vice President and Portfolio Manager, has been a member of the team since  April 2000. He joined American Century in June 1998 as a Senior Municipal
Analyst. He has a bachelor's degree in business administration-finance from San
Jose State University and an MBA from New York University.

KENNETH M. SALINGER

Mr. Salinger, Vice President and Portfolio Manager, has been a member of the team since October 1996. He joined American Century in April 1992. He has a bachelor's degree in quantitative economics from the University of California -
San Diego. He is a CFA charterholder.

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Trustees may change any other policies and investment strategies.

------
12

INVESTING WITH AMERICAN CENTURY

CHOOSING A SHARE CLASS

The shares offered by this prospectus are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through investment advisors, broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

The fund offers the A, B, and C Classes through this prospectus. Although each class of shares represents an interest in the same fund, each has a different cost structure, as described below. Which class is right for you depends on many factors, including how long you plan to hold the shares, how much you plan to invest, the fee structure of each class, and how you wish to compensate your financial advisor for the services provided to you. Your financial advisor can help you choose the option that is most appropriate.

The following chart provides a summary description of each class offered by this prospectus:

A Class                                 B Class
--------------------------------------------------------------------------------
Initial sales charge(1)                 No initial sales charge
--------------------------------------------------------------------------------
Generally no CDSC(2)                    Contingent deferred sales charge
                                        on redemptions within six years
--------------------------------------------------------------------------------
12b-1 fee of 0.25%                      12b-1 fee of 1.00%
--------------------------------------------------------------------------------
No conversion feature                   Convert to A Class shares
                                        eight years after purchase
--------------------------------------------------------------------------------
Generally more appropriate              Purchase orders limited to amounts
for long-term investors                 less than $100,000
--------------------------------------------------------------------------------

C Class
--------------------------------------------------------------------------------
No initial sales charge
--------------------------------------------------------------------------------
Contingent deferred sales charge on redemptions within 12 months
--------------------------------------------------------------------------------
12b-1 fee of 1.00%
--------------------------------------------------------------------------------
No conversion feature
--------------------------------------------------------------------------------
Purchase orders limited to amounts less than $1,000,000; generally more appropriate for short-term investors
--------------------------------------------------------------------------------

(1)  The sales charge for A Class shares decreases depending on the size of your investment, and may be waived for some purchases. There is no sales charge for purchases of $1,000,000 or more.

(2)  A CDSC of 1.00% will be charged on certain purchases of $1,000,000 or more that are redeemed within one year of purchase.

MINIMUM INITIAL INVESTMENT AMOUNTS (FOR ALL CLASSES)

To open an account, the minimum investment is $5,000 for all accounts. This fund is not available for retirement accounts.

------
13

CALCULATION OF SALES CHARGES

A Class

A Class shares are sold at their offering price, which is net asset value plus an initial sales charge.  This sales charge varies depending on the amount of your investment, and is deducted from your purchase before it is invested. The sales charges and the amounts paid to your financial advisor are:

                          Sales Charge     Sales Charge      Amount paid to
                          as a % of        as a % of         Financial Advisor
Purchase Amount           Offering Price   Net Amount        as a % of
                                           Invested          Offering Price
--------------------------------------------------------------------------------
Less than $50,000         4.50%              4.71%             4.00%
--------------------------------------------------------------------------------
$50,000 - $99,999         4.50%              4.71%             4.00%
--------------------------------------------------------------------------------
$100,000 - $249,999       3.50%              3.63%             3.00%
--------------------------------------------------------------------------------
$250,000 - $499,999       2.50%              2.56%             2.00%
--------------------------------------------------------------------------------
$500,000 - $999,999       2.00%              2.04%             1.75%
--------------------------------------------------------------------------------
$1,000,000 - $3,999,999   0.00%              0.00%             1.00%(1)
--------------------------------------------------------------------------------
$4,000,000 - $9,999,999   0.00%              0.00%             0.50%(1)
--------------------------------------------------------------------------------
$10,000,000 or more       0.00%              0.00%             0.25%(1)
--------------------------------------------------------------------------------
(1)  For purchases over $1,000,000 by qualified retirement plans, no upfront amount will be paid to financial advisors.

There is no front-end sales charge for purchases of $1,000,000 or more, but if you redeem your shares within one year of purchase you will pay a 1.00% deferred sales charge, subject to the exceptions listed below.

Reductions and Waivers of Sales Charges for A Class

You may qualify for a reduction or waiver of certain sales charges, but you or your financial advisor must provide such information to American Century at the time of purchase in order to take advantage of such reduction or waiver.

You and your immediate family (your spouse and your children under the age of
21) may combine investments to reduce your A Class sales charge in the following ways:

Account Aggregation. Investments made by you and your immediate family may be aggregated if made for your own account(s) and/or certain other accounts, such as:

*  Certain trust accounts

*  Solely controlled business accounts

*  Single-participant retirement plans

*  Endowments or foundations established and controlled by you or an immediate family member

Concurrent Purchases. You may combine simultaneous purchases in A, B or C Class shares of any two or more American Century Advisor Funds to qualify for a reduced A Class sales charge.

Rights of Accumulation. You may take into account the current value of your existing holdings in A, B or C Class shares of any American Century Advisor Fund to determine your A Class sales charge.

------
14

Letter of Intent. A Letter of Intent allows you to combine all non-money market fund purchases of all A, B and C Class shares you intend to make over a 13-month period to determine the applicable sales charge. At your request, purchases made during the previous 90 days may be included; however, capital appreciation, capital gains and reinvested dividends do not apply toward these combined purchases.  A portion of your account will be held in escrow to cover additional
A Class sales charges that will be due if your total investments over the
13-month period do not qualify for the applicable sales charge reduction.

Waivers for Certain Investors. The sales charge on A Class shares may be waived for:

*  purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having sales agreements with the advisor or distributor

*  wrap accounts maintained for clients of certain financial intermediaries who have entered into agreements with American Century

*  present or former officers, directors and employees (and their families) of
   American Century

*  qualified retirement plan purchases

*  IRA Rollovers from any American Century Advisor Fund held in a qualified retirement plan

*  certain other investors as deemed appropriate by American Century

B Class

B Class shares are sold at their net asset value without an initial sales charge. However, if you redeem your shares within six years of purchase you will pay a contingent deferred sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of dividends or capital gains.

Redemptions During          CDSC as a % of Original Purchase Price
--------------------------------------------------------------------------------
1st year                    5.00%
--------------------------------------------------------------------------------
2nd year                    4.00%
--------------------------------------------------------------------------------
3rd year                    3.00%
--------------------------------------------------------------------------------
4th year                    3.00%
--------------------------------------------------------------------------------
5th year                    2.00%
--------------------------------------------------------------------------------
6th year                    1.00%
--------------------------------------------------------------------------------
After 6th year              None
--------------------------------------------------------------------------------

B Class shares will automatically convert to A Class shares in the month of the eight-year anniversary of the purchase date.

C Class

C Class shares are sold at their net asset value without an initial sales charge.  However, if you redeem your shares within 12 months of purchase you will pay a CDSC of 1.00% of the original purchase price or the current market value at redemption, whichever is less.

The CDSC will not be charged on shares acquired through the reinvestment of dividends or distributions or increases in the net asset value of shares.

------
15

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE (CDSC)

To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC.  Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next.  For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).

CDSC WAIVERS

Any applicable contingent deferred sales charge may be waived in the following cases:

*  redemptions through systematic withdrawal plans not exceeding annually:

   * 12% of the lesser of the original purchase cost or current market value for
      A Class shares

   * 12% of the original purchase cost for B Class shares

   * 12% of the lesser of the original purchase cost or current market value for
     C Class shares

*  distributions from IRAs due to attainment of age 59-1/2 for A Class shares and for C Class shares

*  required minimum distributions from retirement accounts upon reaching age
   70-1/2

*  tax-free returns of excess contributions to IRAs

*  redemptions due to death or post-purchase disability

*  exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period

*  IRA rollovers from any American Century Advisor Fund held in a qualified retirement plan, for A Class shares only

*  if no broker was compensated for the sale

BUYING AND SELLING SHARES

Your ability to purchase, exchange and redeem shares will depend on the policies of the financial intermediary through which you do business. Some policy differences may include

*  minimum investment requirements
*  exchange policies
*  fund choices
*  cutoff time for investments

In addition, your financial intermediary may charge a transaction fee for the purchase or sale of fund shares. Please contact your intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.

The fund has authorized certain FINANCIAL INTERMEDIARIES to accept orders on the fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on the fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

          [graphic of triangle]

          FINANCIAL INTERMEDIARIES include banks, broker-dealers, insurance companies and investment advisors.

------
16

REINSTATEMENT PRIVILEGE

Within 90 days of a redemption of any A or B Class shares, you may reinvest all of the redemption proceeds in A Class shares of any American Century Advisor
Fund at the then-current net asset value without paying an initial sales charge.
Any CDSC you paid on an A Class redemption that you are reinvesting will be credited to your account. You or your financial advisor must notify the fund's transfer agent in writing at the time of the reinvestment to take advantage of this privilege, and you may use it only once.

EXCHANGING SHARES

You may exchange shares of the fund for shares of the same class of another
American Century Advisor Fund without a sales charge if you meet the following criteria:

*  The exchange is for a minimum of $100

*  For an exchange that opens a new account, the amount of the exchange must meet or exceed the minimum account size requirement for the fund receiving the exchange

For purposes of computing any applicable CDSC on shares that have been exchanged, the holding period will begin as of the date of purchase of the original fund owned. Exchanges from a money market fund are subject to a sales charge on the fund being purchased, unless the money market fund shares were acquired by exchange from a fund with a sales charge or by reinvestment of dividends or capital gains distributions.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

ABUSIVE TRADING PRACTICES

We discourage market timing and other abusive trading practices, and we take steps to minimize the effect of these activities in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

------
17

REDEMPTIONS

If you sell your B or C Class or, in certain cases, A Class shares within a certain time after their purchase, you will pay a sales charge the amount of which is contingent upon the length of time you have held your shares, as described above.

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

          [graphic of triangle]

          A fund's NET ASSET VALUE, or NAV, is the price of the fund's shares.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to delay delivery of redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that shares redeemed in this manner may be subject to a sales charge if held less than the applicable time period. You also may incur tax liability as a result of the redemption.

------
18

SIGNATURE GUARANTEES

A signature guarantee -- which is different from a notarized signature -- is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

*  Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

*  You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

------
19

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NAV of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed (including certain
U.S. holidays), we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If the advisor determines that the current market price of a security owned by a non-money market fund is not readily available, the advisor may determine its fair value in accordance with procedures adopted by the fund's board.
Circumstances that may cause the advisor to determine the fair value of a security held by the fund include, but are not limited to:

*  an event occurs after the close of the foreign exchange on which a portfolio security principally trades, but before the close of the Exchange, that is likely to have changed the value of the security

*  a debt security has been declared in default

*  trading in a security has been halted during the trading day

*  the demand for the security (as reflected by its trading volume) is insufficient for quoted prices to be reliable

If such circumstances occur, the advisor may determine the security's fair value if the fair value determination would materially impact the fund's net asset value. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by a fund's board.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

          [graphic of triangle]

          GOOD ORDER means that your instructions have been received in the form required by American Century. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as CAPITAL GAINS realized by the fund on the sale of its investment securities. The fund pays distributions from net income monthly and generally pays distributions of capital gains, if any, once a year, usually in December. A fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions. Distributions are reinvested unless you elect to receive them in cash.

          [graphic of triangle]

          CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

------
20

TAXES

Tax-Exempt Income

Most of the income that the fund receives from municipal securities is exempt from California and regular federal income taxes. However, corporate shareholders should be aware that distributions are subject to California's corporate franchise tax.

The fund also may purchase private activity bonds. The income from these securities is subject to the federal alternative minimum tax. If you are subject to the alternative minimum tax, distributions from the fund that represent income derived from private activity bonds are taxable to you. Consult your tax advisor to determine whether you are subject to the alternative minimum tax.

Taxable Income

The fund's investment performance also is based on sources other than income from municipal securities. These investment performance sources, while not the primary source of fund distributions, will generate taxable income to you. Some of these investment performance sources are

*  Market Discount Purchases. The fund may buy a tax-exempt security for a price less than the principal amount of the bond. If the price of the bond increases over time, a portion of the gain may be treated as ordinary income and taxable as ordinary income if it is distributed to shareholders.

*  Capital Gains. When the fund sells a security, even a tax-exempt municipal security, it can generate a capital gain or loss, which you must report on your tax return.

*  Temporary Investments. Some temporary investments, such as securities loans and repurchase agreements, can generate taxable income.

Fund distributions may consist of income such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of its investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed as long-term capital gains.

          [graphic of triangle]

          QUALIFIED DIVIDEND INCOME is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                     Tax Rate for 10%      Tax Rate for
Type of Distribution                 and 15% Brackets      All Other Brackets
--------------------------------------------------------------------------------
Short-term capital gains             Ordinary Income       Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income              5%                    15%
--------------------------------------------------------------------------------

The tax status of any distribution of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them in cash. American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

------
21

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain and will be disallowed to the extent of any distribution of tax-exempt income to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

------
22

MULTIPLE CLASS INFORMATION

American Century offers four classes of shares of the fund through financial intermediaries: A Class, B Class, C Class and Investor Class. The shares offered by this Prospectus are A, B and C Class shares, which are offered primarily through employer-sponsored retirement plans or through institutions like investment advisors, banks, broker-dealers and insurance companies.

The other class has different fees, expenses and/or minimum investment requirements from the classes offered by this Prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services.
Accordingly, the core investment advisory expenses do not vary by class.
Different fees and expenses will affect performance. For additional information concerning the other class of shares not offered by this prospectus, call us at
1-800-378-9878.

You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as described herein, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the B Class provides for automatic conversion from that class into shares of the A Class of the same fund after eight years.

Service and Distribution Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class offered by this prospectus has a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for A Class and 1.00% for B and
C Class to the distributor for certain ongoing shareholder and administrative services and for past distribution services. The distributor pays all or a portion of such fees to the investment advisors, banks, broker-dealers and insurance companies that make the classes available. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. The higher fees for B and C Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see Multiple Class Structure in the
Statement of Additional Information.

In addition, the advisor or the fund's distributor may make payments for various services or other expenses out of their past profits or other available sources.
Such expenses may include distribution services, shareholder services or marketing, promotional or related expenses. The amount of these payments is determined by the advisor or the distributor and is not paid by you.

------
23

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also shows the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, the tables include as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

The tables also include some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by PricewaterhouseCoopers LLP, independent accountants. Their Independent Accountants' Report and the financial statements are included in the fund's Annual Report, which is available upon request.

------
24

CALIFORNIA HIGH-YIELD MUNICIPAL FUND
A Class

For a Share Outstanding Throughout the Period Indicated
---------------------------------------------------------------------------
                                                                    2003(1)
---------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $9.79
---------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------------------
  Net Investment Income                                               0.29
----------------------------------------------------------------
  Net Realized and Unrealized Loss                                   (0.14)
---------------------------------------------------------------------------
  Total From Investment Operations                                    0.15
---------------------------------------------------------------------------
Distributions
----------------------------------------------------------------
  From Net Investment Income                                         (0.29)
---------------------------------------------------------------------------
Net Asset Value, End of Period                                       $9.65
===========================================================================
  TOTAL RETURN(2)                                                     1.48%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     0.78%(3)
----------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  5.04%(3)
----------------------------------------------------------------

Portfolio Turnover Rate                                                 30%(4)
----------------------------------------------------------------
Net Assets, End of Period (in thousands)                            $1,286
---------------------------------------------------------------------------

(1)  January 31, 2003 (commencement of sale) through August 31, 2003.

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges. Total returns for periods less than one year are not annualized.
     The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3)  Annualized.

(4)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended August 31, 2003.

-----
25

CALIFORNIA HIGH-YIELD MUNICIPAL FUND
B Class

For a Share Outstanding Throughout the Period Indicated
------------------------------------------------------------------------------
                                                                      2003(1)
------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $9.79
------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------------------------------
 Net Investment Income                                                  0.25
---------------------------------------------------------------------
 Net Realized and Unrealized Loss                                      (0.14)
------------------------------------------------------------------------------
 Total From Investment Operations                                       0.11
------------------------------------------------------------------------------
Distributions
---------------------------------------------------------------------
 From Net Investment Income                                            (0.25)
------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $9.65
==============================================================================
 TOTAL RETURN(2)                                                        1.05%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                       1.53%(3)
---------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                    4.43%(3)
---------------------------------------------------------------------
Portfolio Turnover Rate                                                   30%(4)
---------------------------------------------------------------------
Net Assets, End of Period (in thousands)                                 $352
------------------------------------------------------------------------------

(1)  January 31, 2003 (commencement of sale) through August 31, 2003.

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges. Total returns for periods less than one year are not annualized.
     The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3)  Annualized.

(4)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended August 31, 2003.

------
26

CALIFORNIA HIGH-YIELD MUNICIPAL FUND
C Class

For a Share Outstanding Throughout the Period Indicated
------------------------------------------------------------------------------
                                                                      2003(1)
------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $9.79
------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------------------------
 Net Investment Income                                                  0.26
----------------------------------------------------------------------
 Net Realized and Unrealized Loss                                      (0.14)
------------------------------------------------------------------------------
 Total From Investment Operations                                       0.12
------------------------------------------------------------------------------
Distributions
----------------------------------------------------------------------
 From Net Investment Income                                            (0.26)
------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $9.65
==============================================================================
 TOTAL RETURN(2)                                                        1.22%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                       1.28%(3)
----------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                    4.59%(3)
----------------------------------------------------------------------
Portfolio Turnover Rate                                                   30%(4)
----------------------------------------------------------------------
Net Assets, End of Period (in thousands)                               $2,681
------------------------------------------------------------------------------

(1)  January 31, 2003 (commencement of sale) through August 31, 2003.

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges. Total returns for periods less than one year are not annualized.
     The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3)  Annualized.

(4)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended August 31, 2003.

------
27

NOTES

------
28

NOTES

------
29

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                SEC Public Reference Room
                         Washington, D.C.
                         Call 202-942-8090 for location and hours.

On the Internet          * EDGAR database at www.sec.gov
                         * By email request at publicinfo@sec.gov

By mail                  SEC Public Reference Section
                         Washington, D.C. 20549-0102

This Prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Fund Reference                      Fund Code   Ticker     Newspaper Listing
------------------------------------------------------------------------------
California High-Yield Municipal
     A Class                        133         CAYAX           CaHYMu
------------------------------------------------------------------------------
     B Class                        333         CAYBX           CaHYMu
------------------------------------------------------------------------------
     C Class                        433         CAYCX           CaHYMu
------------------------------------------------------------------------------

Investment Company Act File No. 811-0816

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878

0401
SH-PRS-35870

American Century

statement of

additional information

JANUARY 1, 2004

American Century California Tax-Free
and Municipal Funds

California Tax-Free Money Market Fund

California Limited-Term Tax-Free Fund

California Intermediate-Term Tax-Free Fund

California Long-Term Tax-Free Fund

California High-Yield Municipal Fund

This Statement of Additional Information adds to the discussion in the funds'
Prospectuses dated January 1, 2004, but is not a prospectus. The Statement of
Additional Information should be read in conjunction with the funds' current
Prospectuses. If you would like a copy of a Prospectus, please contact us at one of the addresses or telephone numbers listed on the back cover or visit American
Century's Web site at www.americancentury.com.

This Statement of Additional Information incorporates by reference certain information that appears in the funds' annual and semiannual reports, which are delivered to all shareholders. You may obtain a free copy of the funds' annual or semiannual reports by calling 1-800-345-2021.

American Century
Investment Services, Inc.

[graphic of american century logo and text logo (reg. sm)]

     California Limited-Term Tax-Free Fund, California
     Intermediate-Term Tax-Free Fund, California Long-Term

------
1

THE FUNDS' HISTORY

American Century California Tax-Free and Municipal Funds is a registered open-end management investment company that was organized as a Massachusetts business trust on February 18, 1983. From then until January 1997, it was known as Benham California Tax-Free and Municipal Funds. Throughout this Statement of
Additional Information, we refer to American Century California Tax-Free and
Municipal Funds as the Trust.

Each fund is a separate series of the Trust and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, and tax identification and stock registration number.

Fund/Class                                  Ticker Symbol    Inception Date
------------------------------------------------------------------------------
California Tax-Free Money Market Fund
   Investor Class                           BCTXX            11/09/1983
------------------------------------------------------------------------------
California Limited-Term Tax-Free Fund
   Investor Class                           BCSTX            06/01/1992
------------------------------------------------------------------------------
California Intermediate-Term Tax-Free Fund
   Investor Class                           BCITX            11/09/1983
------------------------------------------------------------------------------
California Long-Term Tax-Free Fund
   Investor Class                           BCLTX            11/09/1983
------------------------------------------------------------------------------
California High-Yield Municipal Fund
   Investor Class                           BCHYX            12/30/1986
------------------------------------------------------------------------------
   A Class                                  CAYAX            01/31/2003
------------------------------------------------------------------------------
   B Class                                  CAYBX            01/31/2003
------------------------------------------------------------------------------
   C Class                                  CAYCX            01/31/2003
------------------------------------------------------------------------------

FUND INVESTMENT GUIDELINES

This section explains the extent to which the funds' advisor, American Century
Investment Management, Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, Investment Strategies and Risks, which begins on page 5. In the case of the funds' principal investment strategies, these descriptions elaborate upon discussion contained in the
Prospectuses.

Each fund is diversified as defined in the Investment Company Act of 1940 (the
Investment Company Act), with the exception of California High-Yield Municipal
Fund which is non-diversified. Diversified means that, with respect to 75% of its total assets, a fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer. Nondiversified means that a fund may invest a greater percentage of its assets in a smaller number of securities than a diversified fund.

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year (1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and (2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

California Tax-Free Money Market operates pursuant to Rule 2a-7 under the
Investment Company Act of 1940, which permits the valuation of portfolio securities on the basis of amortized cost. To rely on the rule, the fund must be diversified with regard to 100% of its assets other than U.S. government securities. For purposes of Rule 2a-7, diversified means that with respect to
75% of its assets, a fund must not invest more than 5% of its assets in

------
2

securities of any one issuer or more than 10% of its assets in securities guaranteed by any one guarantor other than the U.S. government. The money market fund also must not invest more than (a) the greater of 1% of its assets or $1 million in conduit securities of a single issuer rated in the second highest credit quality category; and (b) 5% of its assets in conduit securities rated in the second highest credit quality category. Conduit securities are issued by state or municipalities, but ultimate responsibility for the payment of principal and interest rests with a nongovernmental entity, such as a corporation or project.

Each fund intends to remain fully invested in municipal obligations. As a fundamental policy, each fund will invest at least 80% of its net assets in
California municipal obligations. A municipal obligation is a "California"
municipal obligation if its income is exempt from California state income taxes.
This includes obligations of the Commonwealth of Puerto Rico and its public corporations (as well as other territories such as Guam and the Virgin Islands), which are exempt from federal and California state income taxes.

The remaining 20% of net assets may be invested in

(1) municipal obligations issued in other states and

(2) U.S. government obligations.

For temporary defensive purposes, each fund may invest more than 20% of its net assets in U.S. government obligations. For liquidity purposes, each fund may invest up to 5% of its total assets in shares of money market funds; the non-money market funds may invest in money market funds managed by the advisor.

Each fund will invest at least 80% of its net assets in obligations with interest exempt from regular federal income tax. California High-Yield
Municipal, unlike the other funds, may invest substantially all of its assets in securities that are subject to the alternative minimum tax. See Alternative
Minimum Tax, page 45.

For an explanation of the securities ratings referred to in the Prospectus and this Statement of Additional Information, see Explanation of Fixed-Income
Securities Ratings beginning on page 51.

CALIFORNIA TAX-FREE MONEY MARKET FUND

California Tax-Free Money Market seeks to maintain a $1 share price, although there is no guarantee it will be able to do so. Shares of the fund are neither insured nor guaranteed by the U.S. government. The money market fund may be appropriate for investors seeking share price stability who can accept the lower yields that short-term obligations typically provide.

In selecting investments for the money market fund, the advisor adheres to regulatory guidelines concerning the quality and maturity of money market fund investments as well as to internal guidelines designed to minimize credit risk.
In particular, the fund:

*  buys only U.S. dollar-denominated obligations with remaining maturities of
   397 days or less (and variable- and floating-rate obligations with demand features that effectively shorten their maturities to 397 days or less),

*  maintains a dollar-weighted average maturity of 90 days or less, and

*  restricts its investments to high-quality obligations determined by the advisor, pursuant to procedures established by the Board of Trustees, to present minimal credit risks.

To be considered high-quality, an obligation must be

*  a U.S. government obligation, or

*  rated (or of an issuer rated with respect to a class of comparable short-term obligations) in one of the two highest rating categories for short-term obligations by at least two nationally recognized statistical rating agencies
   (or one if only one has rated the obligation), or

*  an unrated obligation judged by the advisor, pursuant to guidelines established by the Board of Trustees, to be of a quality comparable to the securities listed above.

------
3

CALIFORNIA LIMITED-TERM TAX-FREE FUND
CALIFORNIA INTERMEDIATE-TERM TAX-FREE FUND
CALIFORNIA LONG-TERM TAX-FREE FUND

California Limited-Term Tax-Free, California Intermediate-Term Tax-Free and
California Long-Term Tax-Free have identical policies governing the quality of securities in which they may invest. The funds differ in their maturity criteria as stated in the Prospectus.

In terms of credit quality, each of these funds restricts its investments to

*  municipal bonds rated, when acquired, within the four highest categories designated by a rating agency

*  municipal notes (including variable-rate demand obligations) and tax-exempt commercial paper that is rated, when acquired, within the two highest categories designated by a rating agency

*  unrated obligations judged by the advisor, under the direction of the Board of Trustees, to be of a quality comparable to the securities listed above.

CALIFORNIA HIGH-YIELD MUNICIPAL FUND

California High-Yield Municipal invests primarily in long- and intermediate-term
California municipal obligations. Although California High-Yield Municipal typically invests a significant portion of its assets in investment-grade bonds, the advisor does not adhere to specific rating criteria in selecting investments for this fund. The fund invests in securities rated or judged by the advisor to be below investment-grade quality (e.g., bonds rated BB/Ba or lower, which are sometimes referred to as junk bonds) or unrated bonds.

Many issuers of medium- and lower-quality bonds choose not to have their obligations rated and a large portion of California High-Yield Municipal's portfolio may consist of obligations that, when acquired, were not rated.
Unrated securities may be less liquid than comparable rated securities and may involve the risk that the portfolio managers may not accurately evaluate the security's comparative credit rating. Analyzing the creditworthiness of issuers of lower-quality, unrated bonds may be more complex than analyzing the creditworthiness of issuers of higher-quality bonds. There is no limit to the percentage of assets the fund may invest in unrated securities. The fund may invest up to 10% of its total assets in securities that are in technical or monetary default.

California High-Yield Municipal may invest in investment-grade municipal obligations if the advisor considers it appropriate to do so. Investments of this nature may be made due to market considerations (e.g., a limited supply of medium- and lower-grade municipal obligations) or to increase liquidity of the fund. Investing in high-grade obligations may lower the fund's return.

California High-Yield Municipal may purchase private activity municipal securities. The interest from these securities is treated as a tax-preference item in calculating federal AMT liability. The fund is not limited in its investments in securities that are subject to the AMT. Therefore, the fund is better suited for investors who do not expect alternative minimum tax liability.
See Taxes, page 44.

------
4

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes the investment vehicles and strategies that the fund managers can use in managing a fund's assets. It also details the risks associated with each, because each investment vehicle and strategy contributes to a fund's overall risk profile.

Concentration in Types of Municipal Activities

From time to time, a significant portion of a fund's assets may be invested in municipal obligations that are related to the extent that economic, business or political developments affecting one of these obligations could affect the other obligations in a similar manner. For example, if a fund invested a significant portion of its assets in utility bonds and a state or federal government agency or legislative body promulgated or enacted new environmental protection requirements for utility providers, projects financed by utility bonds could suffer as a group. Additional financing might be required to comply with the new environmental requirements, and outstanding debt might be downgraded in the interim. Among other factors that could negatively affect bonds issued to finance similar types of projects are state and federal legislation regarding financing for municipal projects, pending court decisions relating to the validity or means of financing municipal projects, material or manpower shortages, and declining demand for projects or facilities financed by the municipal bonds.

About the Risks Affecting California Municipal Securities

As noted in the Prospectus, the funds are susceptible to political, economic and regulatory events that affect issuers of California municipal obligations. These include possible adverse effects of California constitutional amendments, legislative measures, voter initiatives and other matters described below.

The following information about risk factors is provided in view of the funds'
policies of concentrating their assets in California municipal securities. This information is based on recent official statements relating to securities offerings of California issuers, although it does not constitute a complete description of the risks associated with investing in securities of these issuers. While the advisor has not independently verified the information contained in the official statements, it has no reason to believe the information is inaccurate.

Economic Overview

California's economy, the largest among the 50 states and one of the largest in the world, has major components in high technology, trade, entertainment, agriculture, manufacturing, tourism, construction and services. The state's 2002 population of approximately 35 million, representing approximately 12% of the
U.S. population, has grown by nearly 9% since 1997. California's population is concentrated in metropolitan areas. As of the April 1, 2000 census, 97 percent of California's population resided in the 25 Metropolitan Statistical Areas in the state. As of July 1, 2000, the 5-county Los Angeles area accounted for 48 percent of the state's population, with over 16.0 million residents, and the
10-county San Francisco Bay Area represented 21 percent, with a population of over 7.0 million.

After experiencing strong employment gains in the second half of the 1990's,
California's economy slipped into a recession in early 2001, losing approximately 290,000 jobs between March 2001 and January 2002. The recession was concentrated in the State's high-tech sector and, geographically, in the San
Francisco Bay area. Employment grew by approximately 79,000 jobs between January
2002 and May 2002 as the State began to recover. The recovery then stalled and since then the economy has been sluggish, with unemployment ranging between 6.6%
and 6.9% and employment falling by about 14,000 between May 2002 and June 2003.

------
5

Constitutional Limitations on Taxes

Many California issuers rely on ad valorem property taxes as a source of revenue. The taxing powers of California local governments and districts are limited by Article XIIIA of the California Constitution, enacted by voters in
1978 and commonly known as "Proposition 13." Proposition 13 limits to 1% of full cash value the rate of ad valorem taxes on real property and restricts the reassessment of property to 2% per year, except where new construction or changes of ownership have occurred (subject to a number of exemptions). Taxing entities may, however, raise ad valorem taxes above the 1% limit to pay debt service on voter-approved bonded indebtedness. The U.S. Supreme Court has upheld
Proposition 13 against claims that it has unlawfully resulted in widely varying tax liability on similarly situated properties.

Proposition 13 also requires voters of any governmental unit to give two-thirds approval to levy any special tax. Subsequent court decisions, however, have allowed non-voter approved general taxes so long as they are not dedicated to a specific use. In response to these decisions, voters adopted an initiative in
1986 that imposed new limits on the ability of local government entities to raise or levy general taxes without voter approval. Based upon a 1991 intermediate appellate court decision, it was believed that significant parts of this initiative, known as Proposition 62, were unconstitutional. On September
28, 1995, the California Supreme Court rendered a decision in the case of Santa
Clara County Local Transportation Authority vs. Guardino that rejected the prior decision and upheld Proposition 62, while striking down a 1/2-cent sales tax for transportation purposes that was approved by a majority, but less than two-thirds, vote. Proposition 62 does not apply to charter cities, but other local governments may be constrained in raising any taxes without voter approval.

On November 5, 1996, California voters approved Proposition 218. This proposition adds Articles XIIIC and XIIID to the state Constitution, which affects the ability of local governments, including charter cities, to levy and collect both existing and future taxes, assessments, fees and charges.
Proposition 218 became effective on November 6, 1996, although application of some of its provisions was deferred until July 1, 1997. This proposition could negatively impact a local government's ability to make its debt service payments, and thus could result in lower credit ratings.

Constitutional Limitations on Appropriations

The state and its local governments are subject to an annual appropriations limit imposed by Article XIIIB of the California Constitution. This article was enacted by voters in 1979 and was significantly amended by Propositions 98 and
111 in 1988 and 1990, respectively. Article XIIIB prohibits the state and certain local governments from spending "appropriations subject to limitation"
in excess of an appropriations limit. The appropriations limit is adjusted annually to reflect population changes and changes in the cost of living as well as transfers of responsibility between government units. "Appropriations subject to limitation" are authorizations to spend "proceeds of taxes" consisting of tax revenues and certain other charges and fees to the extent that such proceeds exceed the cost of providing the product or service. However, proceeds of taxes exclude most state subventions to local governments.

"Excess revenues" under Article XIIIB are measured over a two-year cycle. Local governments must return any excess revenues to taxpayers through tax rate reductions. The state must refund 50% of any excess and pay the other 50% to schools and community colleges. With the application of more liberal annual adjustment factors since 1988 and depressed revenues since 1990 due to the recession, few governments are currently operating near their spending limits, but this condition may change over time. Local governments may, by voter approval, exceed their spending limits for a limited time.

------
6

Because of the complex nature of Articles XIIIA and XIIIB, the ambiguities and possible inconsistencies in their terms and the impossibility of predicting future appropriations, population changes, changes in the cost of living or the probability of continuing legal challenges, it is difficult to measure the full impact of these Articles on the California municipal market or on the ability of
California issuers to pay debt service on their obligations.

Obligations of the State of California

As of August 1, 2003, the state had outstanding approximately $30.3 billion in aggregate principal amount of long-term general obligation bonds, and unused voter authorizations for the future issuance of approximately $24 billion of long-term general obligation bonds. In September 2003 the state issued $2.3 billion in tobacco securitization bonds and proposes to issue $1.9 billion in pension obligation bonds to make fiscal year 2003-04 contributions to the
California Public Employees' Retirement System. In addition, the State plans to issue approximately $10.7 in billion fiscal recovery bonds in February and
April, 2004. California's short-term debt levels have increased over the past few years. As of September 1, 2003, the state had $11 billion in outstanding revenue anticipation warrants, which are supported by forward warrant purchase agreements with seven financial institutions. The state also anticipates issuing approximately $3 billion in revenue anticipation notes in fall 2003.

The state's principal sources of General Fund revenues for fiscal year  2002-03 were the  California personal income tax (45% of total revenues), the sales tax
(32% of total revenues), and bank and corporations taxes (9% of total revenues).
Historically, the state has paid the principal of and interest on its general obligation bonds, lease-purchase debt and short-term obligations when due.

Pressures on the state's budget in the late 1980s and early 1990s were caused by a combination of external economic conditions and growth of the largest General
Fund expenditure programs--K-12 education, health, welfare and corrections--at rates faster than the revenue base. The largest state expenditure program is assistance to local public school districts. In 1988, Proposition 98 was enacted; it essentially guarantees local school districts and community college districts a minimum share of the state's General Fund revenues.

Expenditures pressures continue as the state's overall population and school age population continue to grow, and as the state's corrections program responds to a "Three Strikes" law enacted in 1994 (which requires mandatory life prison terms for certain third-time felony offenders). In addition, the long-term impact of federal welfare reform on the state's budget is uncertain, especially in a weaker economic environment.

State finances have improved from fiscal year 1995 to fiscal year 2001, due primarily to stronger-than-anticipated revenue and lower-than-anticipated social spending. The state finished fiscal year 2000-01 with an estimated $6.6 billion
General Fund balance (on a budgetary basis), down from a balance of $8.5 billion the prior year.

But over the past two years, California has suffered from a weakened fiscal position as a result of dramatic revenue underperformance in fiscal 2002 and fiscal 2003 stemming primarily from lower-than-expected personal income tax receipts combined with continued expenditure pressures of the late 1980s and early 1990s.  California now faces the most serious fiscal challenge in its history as it has experienced the most dramatic decline in revenues since World
War II. The decline in State revenues is attributable in large part to declines in personal income tax receipts, principally due to reduced stock market related income tax revenues, such as capital gains realizations and stock option income, in a state that derives a large share of its revenue from a sharply progressive personal income tax. The State estimates that stock market related personal income tax revenue declined from $17.9 billion in fiscal year 2000-01 to $6.1 billion in fiscal year 2001-02, and to $5.0 billion in 2002-03, a total 72%
decline.

------
7

The state faced a sizable $38.2 billion two-year budget gap and has adopted various recurring and non-recurring actions to address the state's budget gap.
Expenditure reductions, increased federal funding, tobacco securitization bonds, and the restructuring of general obligation debt are among the actions to help alleviate the deficit. Under the 2003 Budget Act, General Fund revenues are projected to increase 3%, from $70.9 billion in 2002-03 to $73.3 billion in
2003-04. The revenue projections incorporate a 4% increase in State tax revenues. General Fund expenditures are estimated to drop 9% from $78.1 billion in 2002-03 to $71.1 billion in 2003-04. The state, with the 2003-04 budget, closed the projected $38.2 billion deficit with the aid of the proposed issuance of approximately $10.7 billion of fiscal recovery bonds, and $1.9 billion of pension obligation bonds. Both bond deals are presently being challenged in court.

Other highlights related to closing the 2003-04 budget gap:

(1) Cut expenditures by $17.6 billion ($2.1 billion in 2002-03 and $15.5 billion in 2003-04) through the following actions:

    *  Suspended VLF backfill ($4.2 billion).

    *  Reduced employee compensation and abolished 16,000 permanent positions through collective bargaining ($585 million from the General Fund and a total of $1.1 billion from all funds).

    *  Changed Medi-Cal accounting from accrual to cash basis ($930 million).

    *  Partially suspended the transfer of gasoline sales tax revenue to
       Transportation Investment Fund [to be repaid with interest by June 30,
       2009 ($856 million)].

    *  Transferred Community Redevelopment Agency funds to the Educational
       Revenue Augmentation Fund ($135 million).

    *  Reduced K-12 Education programs by $3.1 billion, including program cuts
       ($1.2 billion), COLA eliminations ($800 million) and permanent
       Proposition 98 deferrals ($1.087 billion).

    *  Reduced Higher Education Programs by $1.186 billion, including University of California ($484 million), California State University ($409 million)
       and California Community Colleges ($293 million), some of which will be offset by higher fees.

    *  Deferred a loan repayment from Caltrans ($500 million).

    *  Deferred funding of mandate deficiencies and new mandate costs ($870 million) and reduced non-Proposition 98 mandates ($769 million).

    *  Eliminated equalization funding for revenue limits ($250 million).

(2) Shifted funds totaling $4.36 billion, including $2.2 billion of federal money.

(3) Anticipated revenues totaling $4.47 billion, which includes $2.0 billion in tobacco securitization bond proceeds.

In May 2003, the Governor stated that California faced an estimated two-year budget shortfall of $38.2 billion. Although the 2003 Budget Act is balanced, the
State will face an estimated $7.9 billion deficit in fiscal year 2004-05, which will have to be addressed by future legislation or other budget solutions. The ability of the State to meet its current budget estimates depends in large part on its ability to implement the borrowings contemplated by the 2003 Budget Act.
The State has made no assurances that such borrowings will not be delayed as a result of litigation or for other reasons.

The state's credit ratings have declined due to the budget crisis. In December
2002, Fitch downgraded the State's general obligation credit rating to "A." In
July 2003, Standard & Poor's downgraded the State's general obligation credit rating to "BBB" and in August 2003, Moody's Investors Services downgraded such rating to "A3" with a negative outlook. In January 2001, these ratings were
"AA," "AA" and "Aa2," respectively.

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Obligations of Other Issuers in California

Property tax revenues received by local governments declined more than 50%
following the passage of Proposition 13 in 1978. Subsequently, the California
legislature enacted measures to provide for the redistribution of the state's
General Fund surplus to local agencies, the reallocation of certain state revenues to local agencies, and the assumption of certain government functions by the state to assist the state's municipalities. However, in response to the fiscal crisis at the state level, the Legislature in 1992-93 and 1993-94 effectively reversed the post-Proposition 13 bailout aid and directed over $3 billion of city, county and special district property taxes to school districts, which enabled the state to reduce its aid to schools by the same amount. Part of this shortfall is to be covered by a 0.5% sales tax allocated to local governments for public safety purposes. The 0.5% sales tax increase was imposed by Proposition 172, which was approved by a majority of voters at the statewide election on November 2, 1993.

Even with these cuts and property tax shifts, more than 70% of the state's
General Fund expenditures are for local government assistance. To the extent that the state is constrained by its Article XIIIB appropriations limit, its obligation to conform to Proposition 98, or other fiscal considerations, the absolute level or rate of growth of state assistance to local governments may be reduced. Any such reductions in state aid could compound the serious fiscal constraints already experienced by many local governments, particularly counties.

On October 7, 2003, Governor Gray Davis was recalled by the voters of
California. At the same time, Arnold Schwarzenegger was voted in as the new
Governor of the state of California. Mr. Schwarzenegger assumed office in late
November 2003. The aforementioned recall highlights the state's highly politicized environment which could have a negative impact on the state's budget process resulting in structurally imbalanced budgets.

Municipal Notes

Municipal notes are issued by state and local governments or government entities to provide short-term capital or to meet cash flow needs.

Tax Anticipation Notes (TANs) are issued in anticipation of seasonal tax revenues, such as ad valorem property, income, sales, use and business taxes, and are payable from these future taxes. TANs usually are general obligations of the issuer. General obligations are backed by the issuer's full faith and credit based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.

Revenue Anticipation Notes (RANs) are issued with the expectation that receipt of future revenues, such as federal revenue sharing or state aid payments, will be used to repay the notes. Typically, these notes also constitute general obligations of the issuer.

Bond Anticipation Notes (BANs) are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds provide the money for repayment of the notes.

Tax-Exempt Commercial Paper is an obligation with a stated maturity of 365 days or less issued to finance seasonal cash flow needs or to provide short-term financing in anticipation of longer-term financing.

Revenue Anticipation Warrants, or reimbursement warrants, are issued to meet the cash flow needs of the State of California at the end of a fiscal year and in the early weeks of the following fiscal year. These warrants are payable from unapplied money in the state's General Fund, including the proceeds of revenue anticipation notes issued following enactment of a state budget or the proceeds of refunding warrants issued by the state.

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Municipal Bonds

Municipal bonds, which generally have maturities of more than one year when issued, are designed to meet longer-term capital needs. These securities have two principal classifications: general obligation bonds and revenue bonds.

General Obligation (GO) Bonds are issued by states, counties, cities, towns, school districts and regional districts to fund a variety of public projects, including construction of and improvements to schools, highways, and water and sewer systems. General obligation bonds are backed by the issuer's full faith and credit based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.

Revenue Bonds are not backed by an issuer's taxing authority; rather, interest and principal are secured by the net revenues from a project or facility.
Revenue bonds are issued to finance a variety of capital projects, including construction or refurbishment of utility and waste disposal systems, highways, bridges, tunnels, air and seaport facilities and hospitals.

Industrial Development Bonds (IDBs), a type of revenue bond, are issued by or on behalf of public authorities to finance privately operated facilities. These bonds are used to finance business, manufacturing, housing, athletic and pollution control projects, as well as public facilities such as mass transit systems, air and sea port facilities and parking garages. Payment of interest and repayment of principal on an IDB depend solely on the ability of the facility's user to meet financial obligations, and on the pledge, if any, of the real or personal property financed. The interest earned on IDBs may be subject to the federal alternative minimum tax.

Variable- and Floating-Rate Obligations

Floating-rate securities, or floaters, have interest rates that change whenever there is a change in a designated base rate; variable-rate instruments provide for a specified, periodic adjustment in the interest rate. Variable- and floating-rate demand obligations (VRDOs and FRDOs) carry rights that permit holders to demand payment of the unpaid principal plus accrued interest, from the issuers or from financial intermediaries. These rate formulas are designed to result in a market value for the VRDO or FRDO that approximates par value.

Obligations with Term Puts Attached

Each fund may invest in fixed-rate bonds subject to third-party puts and in participation interests in such bonds that are held by a bank in trust or otherwise, which have tender options or demand features attached. These tender option or demand features permit the funds to tender (or put) their bonds to an institution at periodic intervals and to receive the principal amount thereof.

The advisor expects that the funds will pay more for securities with puts attached than for securities without these liquidity features.

Some obligations with term puts attached may be issued by municipalities. The fund managers may buy securities with puts attached to keep a fund fully invested in municipal securities while maintaining sufficient portfolio liquidity to meet redemption requests or to facilitate management of the fund's investments.

To ensure that the interest on municipal securities subject to puts is tax-exempt to the funds, the advisor limits the funds' use of puts in accordance with applicable interpretations and rulings of the Internal Revenue Service
(IRS).

Because it is difficult to evaluate the likelihood of exercise or the potential benefit of a put, puts normally will be determined to have a value of zero, regardless of whether any direct or indirect consideration is paid. Accordingly, puts as separate securities are not expected to affect the funds' weighted average maturities. When a fund has paid for a put, the cost

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will be reflected as unrealized depreciation on the underlying security for the period the put is held. Any gain on the sale of the underlying security will be reduced by the cost of the put.

There is a risk that the seller of an obligation with a put attached will not be able to repurchase the underlying obligation when (or if) a fund attempts to exercise the put. To minimize such risks, the funds will purchase obligations with puts attached only from sellers deemed creditworthy by the advisor under the direction of the Board of Trustees.

Tender Option Bonds

Tender option bonds (TOBs) were created to increase the supply of high-quality, short-term tax-exempt obligations, and thus they are of particular interest to the money market funds. However, any of the funds may purchase these instruments.

TOBs are created by municipal bond dealers who purchase long-term tax-exempt bonds, place the certificates in trusts, and sell interests in the trusts with puts or other liquidity guarantees attached. The credit quality of the resulting synthetic short-term instrument is based on the put provider's short-term rating and the underlying bond's long-term rating.

There is some risk that a remarketing agent will renege on a tender option agreement if the underlying bond is downgraded or defaults. Because of this, the fund managers monitor the credit quality of bonds underlying the funds' TOB holdings and intend to sell or put back any TOB if the ratings on the underlying bond fall below regulatory requirements under Rule 2a-7.

The advisor also takes steps to minimize the risk that a fund may realize taxable income as a result of holding TOBs. These steps may include consideration of (1) legal opinions relating to the tax-exempt status of the underlying municipal bonds, (2) legal opinions relating to the tax ownership of the underlying bonds, and (3) other elements of the structure that could result in taxable income or other adverse tax consequences. After purchase, the advisor monitors factors related to the tax-exempt status of the fund's TOB holdings in order to minimize the risk of generating taxable income.

When-Issued and Forward Commitment Agreements

The funds may engage in municipal securities transactions on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date.

For example, a fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as dollar-rolls (buy/sell back transactions), cash and carry, or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to meet the purchase price. When the time comes to pay for the

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when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

As an operating policy, no fund will commit more than 50% of its total assets to when-issued or forward commitment agreements. If fluctuations in the value of securities held cause more than 50% of a fund's total assets to be committed under when-issued or forward commitment agreements, the fund managers need not sell such agreements, but they will be restricted from entering into further agreements on behalf of the fund until the percentage of assets committed to such agreements is below 50% of total assets.

Municipal Lease Obligations

Each fund may invest in municipal lease obligations. These obligations, which may take the form of a lease, an installment purchase, or a conditional sale contract, are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities. Generally, a fund will not hold such obligations directly as a lessor of the property but will purchase a participation interest in a municipal lease obligation from a bank or other third party.

Municipal leases frequently carry risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states and municipalities must meet to incur debt. These may include voter referenda, interest rate limits or public sale requirements.
Leases, installment purchases or conditional sale contracts (which normally provide for title to the leased asset to pass to the government issuer) have evolved as a way for government issuers to acquire property and equipment without meeting constitutional and statutory requirements for the issuance of debt.

Many leases and contracts include nonappropriation clauses, which provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Municipal lease obligations also may be subject to abatement risk. For example, construction delays or destruction of a facility as a result of an uninsurable disaster that prevents occupancy could result in all or a portion of a lease payment not being made.

California and its municipalities are the largest issuers of municipal lease obligations in the United States.

Inverse Floaters

The funds (except the money market fund) may hold inverse floaters. An inverse floater is a type of derivative that bears an interest rate that moves inversely to market interest rates. As market interest rates rise, the interest rate on inverse floaters goes down, and vice versa. Generally, this is accomplished by expressing the interest rate on the inverse floater as an above-market fixed rate of interest, reduced by an amount determined by reference to a market-based or bond-specific floating interest rate (as well as by any fees associated with administering the inverse floater program).

Inverse floaters may be issued in conjunction with an equal amount of Dutch
Auction floating-rate bonds (floaters), or a market-based index may be used to set the interest rate on these securities. A Dutch Auction is an auction system in which the price of the security is gradually lowered until it meets a responsive bid and is sold. Floaters and inverse floaters may be brought to market by

(1) a broker-dealer who purchases fixed-rate bonds and places them in a trust,
    or

(2) an issuer seeking to reduce interest expenses by using a floater/inverse floater structure in lieu of fixed-rate bonds.

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In the case of a broker-dealer structured offering (where underlying fixed-rate bonds have been placed in a trust), distributions from the underlying bonds are allocated to floater and inverse floater holders in the following manner:

*  Floater holders receive interest based on rates set at a six-month interval or at a Dutch Auction, which is typically held every 28 to 35 days. Current and prospective floater holders bid the minimum interest rate that they are willing to accept on the floaters, and the interest rate is set just high enough to ensure that all of the floaters are sold.

*  Inverse floater holders receive all of the interest that remains, if any, on the underlying bonds after floater interest and auction fees are paid. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

Procedures for determining the interest payment on floaters and inverse floaters brought to market directly by the issuer are comparable, although the interest paid on the inverse floaters is based on a presumed coupon rate that would have been required to bring fixed-rate bonds to market at the time the floaters and inverse floaters were issued.

Where inverse floaters are issued in conjunction with floaters, inverse floater holders may be given the right to acquire the underlying security (or to create a fixed-rate bond) by calling an equal amount of corresponding floaters. The underlying security may then be held or sold. However, typically, there are time constraints and other limitations associated with any right to combine interests and claim the underlying security.

Floater holders subject to a Dutch Auction procedure generally do not have the right to "put back" their interests to the issuer or to a third party. If a
Dutch Auction fails, the floater holder may be required to hold its position until the underlying bond matures, during which time interest on the floater is capped at a predetermined rate.

The secondary market for floaters and inverse floaters may be limited. The market value of inverse floaters tends to be significantly more volatile than fixed-rate bonds.

Lower-Quality Bonds

As indicated in the Prospectus, an investment in California High-Yield Municipal carries greater risk than an investment in the other funds because the fund may invest, without limitation, in lower-rated bonds and unrated bonds judged by the advisor to be of comparable quality (collectively, lower-quality bonds).

While the market values of higher-quality bonds tend to correspond to market interest rate changes, the market values of lower-quality bonds tend to reflect the financial condition of their issuers. The ability of an issuer to make payment could be affected by litigation, legislation or other political events, or the bankruptcy of the issuer. Lower-quality municipal bonds are more susceptible to these risks than higher-quality municipal bonds. In addition, lower-quality bonds may be unsecured or subordinated to other obligations of the issuer.

Projects financed through the issuance of lower-quality bonds often carry higher levels of risk. The issuer's ability to service its debt obligations may be adversely affected by an economic downturn, a period of rising interest rates, the issuer's inability to meet projected revenue forecasts, a higher level of debt, or a lack of needed additional financing.

Lower-quality bonds generally are unsecured and often are subordinated to other obligations of the issuer. These bonds may have call or buy-back features that permit the issuer to call or repurchase the bond from the holder. Premature disposition of a lower-quality bond due to a call or buy-back feature, deterioration of the issuer's creditworthiness, or a default may make it difficult for the advisor to manage the flow of income to the fund, which may have a negative tax impact on shareholders.

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The market for lower-quality bonds tends to be concentrated among a smaller number of dealers than the market for higher-quality bonds. This market may be dominated by dealers and institutions (including mutual funds), rather than by individuals. To the extent that a secondary trading market for lower-quality bonds exists, it may not be as liquid as the secondary market for higher-quality bonds. Limited liquidity in the secondary market may adversely affect market prices and hinder the advisor's ability to dispose of particular bonds when it determines that it is in the best interest of the fund to do so. Reduced liquidity also may hinder the advisor's ability to obtain market quotations for purposes of valuing the fund's portfolio and determining its net asset value.

The advisor continually monitors securities to determine their relative liquidity.

A fund may incur expenses in excess of its ordinary operating expenses if it becomes necessary to seek recovery on a defaulted bond, particularly a lower-quality bond.

Short-Term Securities

In order to meet anticipated redemptions, anticipated purchases of additional securities for a fund's portfolio, or, in some cases, for temporary defensive purposes, each fund may invest a portion of its assets in money market and other short-term securities.

Examples of those securities include:

*  Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities

*  Commercial Paper

*  Certificates of Deposit and Euro Dollar Certificates of Deposit

*  Bankers' Acceptances

*  Short-term notes, bonds, debentures or other debt instruments

*  Repurchase agreements

*  Money Market funds

Under the Investment Company Act, a fund's investment in other investment companies (including money market funds) currently is limited to

(a) 3% of the total voting stock of any one investment company;

(b) 5% of the fund's total assets with respect to any one investment company;
    and

(c) 10% of a fund's total assets in the aggregate.

For the non-money market funds, these investments may include investments in money market funds managed by the advisor. Any investments in money market funds must be consistent with the investment policies and restrictions of the fund making the investment.

If a fund invests in U.S. government securities, a portion of dividends paid to shareholders will be taxable at the federal level, and may be taxable at the state level, as ordinary income. However, the advisor intends to minimize such investments and, when suitable short-term municipal securities are unavailable, may allow the funds to hold cash to avoid generating taxable dividends.

Structured and Derivative Securities

To the extent permitted by its investment objectives and policies, each fund may invest in structured securities and securities that are commonly referred to as derivative securities.

Structured investments involve the transfer of specified financial assets to a special purpose entity, generally a corporation or trust, or the deposit of financial assets with a custodian, and the issuance of securities or depository receipts backed by, or representing interests in, those assets.

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14

Some structured investments are individually negotiated agreements or are traded over the counter. Structured investments may be organized and operated to restructure the investment characteristics of the underlying security. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. If the structured security involves no credit enhancement, its credit risk generally will be equivalent to that of the underlying instruments.

Structured investments include asset-backed securities, commercial and residential mortgage-backed securities, and collateralized mortgage securities, which are described more fully below. Structured investments may also include securities backed by other types of collateral.

A derivative security is a financial arrangement the value of which is based on, or derived from, the performance of certain underlying assets or benchmarks, such as equity securities, currencies, interest rates, indices, or other financial or nonfinancial indicators. The value of these securities, and hence their total return, is typically a function of the price movement of the underlying asset or changes in the underlying benchmark.

There are many different types of derivative securities and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices or currency exchange rates, and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

There are a range of risks associated with investments in structured and derivative securities, including:

*  the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the fund managers anticipate;

*  the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

*  the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

*  the risk that the issuer of the structured or derivative security (the counterparty) will fail to perform its obligations.

In addition, structured securities are subject to the risk that the issuers of the underlying securities may be unable or unwilling to repay principal and interest (credit risk), and requests by the issuers of the underlying securities to reschedule or restructure outstanding debt and to extend additional loan amounts (prepayment risk).

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. Some derivative securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

A fund may not invest in a structured or derivative security unless the reference index, the underlying assets or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the funds may not invest in oil and gas leases or futures.

To manage the risks of investing in structured and derivative securities, the advisor has adopted, and the Board of Trustees has approved, a policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities and provides, among other things, that a fund may not

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invest in a derivative security if it would be possible for a fund to lose more money than it had invested. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. A fund may not invest in a structured or derivative security if its credit, interest rate, liquidity, counterparty and other risks associated with ownership of the security are outside acceptable limits set forth in the fund's prospectus.

Swap Agreements

Each fund may invest in swap agreements, consistent with its investment objective and strategies. A fund may enter into a swap agreement in order to, for example, attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities the fund anticipates purchasing at a later date; or gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include, for example, interest rate swaps, under which fixed- or floating-rate interest payments on a specific principal amount are exchanged and total return swaps, under which one party agrees to pay the other the total return of a defined underlying asset (usually an index, stock, bond or defined portfolio of loans and mortgages) in exchange for fee payments, often a variable stream of cashflows based on LIBOR. The funds may enter into credit default swap agreements to hedge an existing position by purchasing or selling credit protection. Credit default swaps enable an investor to buy/sell protection against a credit event of a specific issuer. The seller of credit protection against a security or basket of securities receives an up-front or periodic payment to compensate against potential default event(s).
The fund may enhance returns by selling protection or attempt to mitigate credit risk by buying protection. Market supply and demand factors may cause distortions between the cash securities market and the credit default swap market.

Whether a fund's use of swap agreements will be successful depends on the advisor's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Interest rate swaps could result in losses if interest rate changes are not correctly anticipated by the fund. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated by the fund. Credit default swaps could result in losses if the fund does not correctly evaluate the creditworthiness of the issuer on which the credit default swap is based.
Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on the funds by the Internal Revenue Code may limit the funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

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Futures and Options

Each non-money market fund may enter into futures contracts, options or options on futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price. Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure. The funds do not use futures and options transactions for speculative purposes.

Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity
Futures Trading Commission (CFTC), a U.S. government agency. The funds may engage in futures and options transactions based on securities indices, such as the Bond Buyer Municipal Bond Index that are consistent with the funds'
investment objectives. The funds also may engage in futures and options transactions based on specific securities such as U.S. Treasury bonds or notes.

Bond Buyer Municipal Bond Index futures contracts differ from traditional futures contracts in that when delivery takes place, no bonds change hands.
Instead, these contracts settle in cash at the spot market value of the Bond
Buyer Municipal Bond Index.

Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

To initiate and maintain open positions in a futures contract, a fund would be required to make a good faith margin deposit in cash or government securities with a futures broker or custodian. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security)
if it is not terminated prior to the specified delivery date. Minimum initial margin requirements are established by the futures exchanges and may be revised.
In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums.

Once a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, the contract holder is required to pay additional variation margin. Conversely, changes in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to or from the futures broker for as long as the contract remains open and do not constitute margin transactions for purposes of the funds' investment restrictions.

Risks Related to Futures and Options Transactions

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the advisor applies a hedge at an inappropriate time or judges interest rate trends incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer losses if it were unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary

------
17

market will exist for any particular futures contract at any particular time.
Consequently, it may not be possible to close a futures position when the fund managers consider it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the advisor would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The fund managers will seek to minimize these risks by limiting the contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its "hedged" portfolio securities.
A fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Options on Futures

By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option.
If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

Although they do not currently intend to do so, the funds may write (or sell)
call options that obligate it to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

Restrictions on the Use of Futures Contracts and Options

Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums, or (b) for other-than-hedging purposes, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each fund will segregate cash, cash equivalents or other appropriate liquid assets on its records in an amount sufficient to cover its obligations under the futures contracts and options.

------
18

Municipal Bond Insurers

Securities held by the funds may be (a) insured under a new-issue insurance policy obtained by the issuer of the security or (b) insured under a secondary market insurance policy purchased by the fund or a previous bond holder. The following paragraphs provide some background on the bond insurance organizations most frequently relied upon for municipal bond insurance in the United States.

AMBAC Indemnity  Corporation  (AMBAC Indemnity) is a  Wisconsin-domiciled  stock insurance  corporation.  AMBAC  Indemnity is a wholly-owned  subsidiary of AMBAC
Inc., a publicly held company.  Moody's Investors  Service,  Inc.  (Moody's) and
Standard  &  Poor's  Corporation  (S&P)  have  rated  AMBAC  Indemnity's claims-paying ability Aaa and AAA, respectively.

Financial Guaranty Insurance Company (FGIC) is a wholly-owned subsidiary of FGIC
Corporation, a Delaware corporation. FGIC's claims-paying ability was rated
Aaa/AAA/AAA by Moody's, S&P and Fitch, respectively.

Municipal Bond Investors Assurance (MBIA) Corporation is a monoline insurance company organized as a New York corporation. MBIA's claims-paying ability was rated Aaa/AAA/AAA by Moody's, S&P and Fitch, respectively. Financial Security
Assurance, Inc. (FSA) is a financial guaranty insurance company operated in New
York which became a separately capitalized Dexia subsidiary on July 5, 2000.
FSA's claims-paying ability was rated Aaa/AAA/AAA by Moody's, S&P and Fitch, respectively.

XL Capital Assurance, Inc. (XLCA) was formed in 1999 as an indirect, wholly owned New York-domiciled subsidiary of XL Capital Ltd. (XL Capital). XLCA's claims-paying ability is rated Aaa/AAA/AAA by Moody's, S&P and Fitch, respectively. Pursuant to an arms-length reinsurance treaty, XLCA cedes a substantial amount of its exposure to XL Financial Assurance Ltd. (XLFA), a
Bermuda-domiciled financial guaranty reinsurer.

CDC IXIS Financial Guaranty North America (CIFG NA) is a wholly owned subsidiary of CDC IXIS Financial Guaranty Holding. The parent of the holding company is CDC
IXIS, which is a AAA-rated French financial institution that owns 100% of the holding company. All three companies are rated Aaa/AAA/AAA by Moody's, S&P and
Fitch, respectively.

Radian Asset Assurance, Inc. is the surviving entity and name for the former
Asset Guaranty. On Feb. 28, 2001, Radian Group, Inc., the holding company of mortgage insurers Radian Guaranty, Inc. and Radian Insurance, Inc, acquired
Enhance Financial, the former parent of Asset Guaranty. On Feb. 4, 2002, Radian
Group, Inc. (NYSE:RDN) officially renamed its bond insurance subsidiaries to begin with the name Radian. Therefore, the former Asset Guaranty Assurance Co.
has been renamed Radian Asset Assurance, Inc., which is rated AA by S&P and
Fitch only.

American Capital Access Holdings, Inc. is the parent company of ACA Financial
Guaranty Corp. (ACA). The parent of ACA is primarily owned by seven institutional investors. ACA was established in 1997 as the sole dedicated provider of A-rated credit enhancement to the municipal market but has since expanded into the structured finance and alternative risk transfer markets. ACA is rated A by S&P and Fitch only.

------
19

Restricted and Illiquid Securities

The funds may, from time to time, purchase restricted or illiquid securities when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. "Restricted Securities" include securities that cannot be sold to the public without registration under the Securities Act of
1933 or the availability of an exemption from registration (such as Rules 144 or
144A), or that are "not readily marketable" because they are subject to other legal or contractual delays in or restrictions on resale. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
SEC has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the
Board of Trustees to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Trustees is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of
Trustees has delegated the day-to-day function of determining the liquidity of
Rule 144A securities to the fund managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for restricted securities is generally limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the advisor will consider appropriate remedies to minimize the effect on such fund's liquidity.

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment restrictions.

For purposes of the funds' investment restrictions, the party identified as the
"issuer" of a municipal security depends on the form and conditions of the security. When the assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed the sole issuer. Similarly, in the case of an Industrial Development
Bond, if the bond were backed only by the assets and revenues of a non-governmental user, the non-governmental user would be deemed the sole issuer. If, in either case, the creating government or some other entity were to guarantee the security, the guarantee would be considered a separate security and treated as an issue of the guaranteeing entity.

------
20

FUNDAMENTAL INVESTMENT POLICIES

The funds' fundamental investment policies are set forth below. These investment policies and the funds' investment objectives set forth in their prospectuses may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company
Act.

Subject               Policy
--------------------------------------------------------------------------------
Senior          A fund may not issue senior securities, except as permitted
Securities      under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing       A fund may not borrow money, except for temporary or
                emergency purposes (not for leveraging or investment) in an amount not exceeding 33-1/3% of the fund's total assets.
--------------------------------------------------------------------------------
Lending         A fund may not lend any security or make any other loan
                if, as a result, more than 33-1/3% of the fund's total assets would be lent to other parties, except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities.
--------------------------------------------------------------------------------
Real Estate     A fund may not purchase or sell real estate unless
                acquired as a result of ownership of securities or other
                instruments. This policy shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.
--------------------------------------------------------------------------------
Concentration   A fund may not concentrate its investments in securities
                of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its
                agencies or instrumentalities).
--------------------------------------------------------------------------------
Underwriting    A fund may not act as an underwriter of securities issued
                by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.
--------------------------------------------------------------------------------
Commodities     A fund may not purchase or sell physical commodities
                unless acquired as a result of ownership of securities or other instruments, provided that this limitation shall not prohibit the fund from purchasing or selling options and futures
                contracts or from investing in securities or other instruments backed by physical commodities.
--------------------------------------------------------------------------------
Control         A fund may not invest for purposes of exercising control over management.
--------------------------------------------------------------------------------

For purposes of the investment restrictions relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the funds may borrow money from or lend money to other ACIM-advised funds that permit such transactions. All such transactions will be subject to the limits for borrowing and lending set forth above. The funds will borrow money through the program only when the costs are equal to or lower than the costs of short-term bank loans. Interfund loans and borrowings normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed.
Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

For purposes of the investment restriction relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that

(a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United
    States, the District of Columbia or any of its authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such obligations,

(b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents,

------
21

(c) utilities will be divided according to their services, for example, gas, gas transmission, electric, and gas, electric, and telephone will each be considered a separate industry, and

(d) business credit and personal credit businesses will be considered separate industries.

Nonfundamental Investment Policies

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Trustees.

Subject      Policy
--------------------------------------------------------------------------------
Leveraging   A fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund.
--------------------------------------------------------------------------------
Futures and  The money market fund may not purchase or sell futures contracts or
Options      call options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying
             securities, and does not apply to securities that incorporate features similar to options or futures contracts.
--------------------------------------------------------------------------------
Liquidity    A fund may not purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets (10% for the money market fund) would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days, and securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.
--------------------------------------------------------------------------------
Short sales  A fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
--------------------------------------------------------------------------------
Margin       A fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of
             transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
--------------------------------------------------------------------------------

The Investment Company Act imposes certain additional restrictions upon the funds' ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as defined by the Act. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the funds or their investment practices or policies.

TEMPORARY DEFENSIVE MEASURES

For temporary defensive purposes, a fund may invest in securities that may not fit its investment objective or its stated market. During a temporary defensive period, a fund may direct its assets to the following investment vehicles:

(1) interest-bearing bank accounts or Certificates of Deposit;

(2) U.S. government securities and repurchase agreements collateralized by U.S.
    government securities; and

(3) other money market funds.

To the extent a fund assumes a defensive position, it will not be pursuing its investment objectives and may generate taxable income.

PORTFOLIO TURNOVER

The portfolio turnover rate of each fund (except the money market fund) is listed in the Financial Highlights table in the Prospectuses. Because of the short-term nature of the money market fund's investments, portfolio turnover rates are not generally used to evaluate their trading activities.

------
22

MANAGEMENT

The individuals listed below serve as trustees or officers of the funds. Each trustee serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent trustees is 75; the remaining independent trustees may waive this requirement on a case-by-case basis. Those listed as interested trustees are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the funds' investment advisor, American
Century Investment Management, Inc. (ACIM); the funds' principal underwriter,
American Century Investment Services, Inc. (ACIS); and the funds' transfer agent, American Century Services Corporation (ACSC).

The other trustees (more than two-thirds of the total number) are independent;
that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including ACIM, ACIS and ACSC.

All persons named as officers of the funds also serve in similar capacities for other funds advised by ACIM. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

                                                                                 Number of
                                                                                 Portfolios
                                                                                 in Fund
                                     Length                                      Complex      Other
                        Position(s)  of Time                                     Overseen     Directorships
                        Held with    Served   Principal Occupation(s)            by           Held by
Name, Address (Age)     Funds        (years)  During Past 5 Years                Trustee      Trustee
-------------------------------------------------------------------------------------------------------------------
Interested Trustees
-------------------------------------------------------------------------------------------------------------------
William M. Lyons        Trustee,     6        Chief Executive Officer, ACC       35           None
4500 Main Street        Chairman              and other ACC subsidiaries
Kansas City, MO 64111   of the                (September 2000 to present)
(48)                    Board                 President, ACC
                                              (June 1997 to present)
                                              President, ACIM
                                              (September 2002 to present)
                                              President, ACIS
                                              (July 2003 to present)
                                              Chief Operating Officer, ACC
                                              (June 1996 to September 2000)
                                              Also serves as: Executive
                                              Vice President , ACSC and other
                                              ACC subsidiaries
-------------------------------------------------------------------------------------------------------------------
Independent Trustees
-------------------------------------------------------------------------------------------------------------------
Albert Eisenstat        Trustee      8        Retired, General Partner,          35           Independent Director,
1665 Charleston Road                          Discovery Ventures                              Sungard Data Systems
Mountain View, CA 94043                       (Venture capital firm,                          (1991 to present)
(73)                                          1996 to 1998)                                   Independent Director,
                                                                                              Business Objects S/A
                                                                                              (1994 to present)
                                                                                              Independent Director
                                                                                              Commercial Metals
                                                                                              (1983-2001)
-------------------------------------------------------------------------------------------------------------------

------
23

                                                                                  Number of
                                                                                  Portfolios
                                                                                  in Fund
                                       Length                                     Complex     Other
                         Position(s)   of Time                                    Overseen    Directorships
                         Held with     Served    Principal Occupation(s)          by          Held by
Name, Address (Age)      Funds         (years)   During Past 5 Years              Trustee     Trustee
--------------------------------------------------------------------------------------------------------------------
Ronald J. Gilson         Trustee       8         Charles J. Meyers Professor      35          None
1665 Charleston Road                             of Law and Business,
Mountain View, CA 94043                          Stanford Law School
(57)                                             (1979 to present)
                                                 Mark and Eva Stern
                                                 Professor of Law and
                                                 Business, Columbia
                                                 University School of Law
                                                 (1992 to present)
                                                 Counsel, Marron, Reid &
                                                 Sheehy (a San Francisco
                                                 law firm, 1984 to present)
--------------------------------------------------------------------------------------------------------------------
Kathryn A. Hall          Trustee       2         President and Chief              35          Director, Princeton
1665 Charleston Road                             Investment Officer,                          University
Mountain View, CA 94043                          Offit Hall Capital                           Investment Company
(46)                                             Management, LLC                              (1997 to present)
                                                 (April 2002 to present)                      Director, Stanford
                                                 President and Managing                       Management Company
                                                 Director, Laurel Management                  (2001 to present)
                                                 Company, L.L.C.                              Director, UCSF
                                                 (1996 to April 2002)                         Foundation
                                                                                              (2000 to present)
                                                                                              Director,
                                                                                              San Francisco
                                                                                              Day School
                                                                                              (1999 to present)
--------------------------------------------------------------------------------------------------------------------
Myron S. Scholes         Trustee       23        Partner, Oak Hill Capital        35          Director, Dimensional
1665 Charleston Road                             Management, (1999 to present)                Fund Advisors
Mountain View, CA 94043                          Principal, Long-Term                         (investment advisor,
(62)                                             Capital Management                           1982 to present)
                                                 (investment advisor,                         Director, Smith
                                                 1993 to January 1999)                        Breeden Family
                                                 Frank E. Buck Professor                      of Funds
                                                 of Finance, Stanford                         (1992 to present)
                                                 Graduate School of Business
                                                 (1981 to present)
--------------------------------------------------------------------------------------------------------------------
Kenneth E. Scott         Trustee       32        Ralph M. Parsons Professor       35          None
1665 Charleston Road                             of Law and Business,
Mountain View, CA 94043                          Stanford Law School
(75)                                             (1972 to present)
--------------------------------------------------------------------------------------------------------------------
John B. Shoven           Trustee       1         Professor of Economics,          35          Director, Cadence
1665 Charleston Road                             Stanford University                          Design Systems
Mountain View, CA 94043                          (1977 to present)                            (1992 to present)
(56)                                                                                          Director, Watson
                                                                                              Wyatt Worldwide
                                                                                              (2002 to present)
                                                                                              Director,
                                                                                              Palmsource Inc.
                                                                                              (2002 to present)
--------------------------------------------------------------------------------------------------------------------
Jeanne D. Wohlers        Trustee       19        Retired, Director and Partner,   35          Director, Indus
1665 Charleston Road                             Windy Hill Productions, LP                   International
Mountain View, CA 94043                          (educational software,                       (software solutions,
(58)                                             1994 to 1998)                                January 1999
                                                                                              to present)
                                                                                              Director, Quintus
                                                                                              Corporation
                                                                                              (automation solutions,
                                                                                              1995 to present)
--------------------------------------------------------------------------------------------------------------------

------
24

                                                                                   Number of
                                                                                   Portfolios
                                                                                   in Fund
                                       Length                                      Complex         Other
                        Position(s)    of Time                                     Overseen        Directorships
                        Held with      Served   Principal Occupation(s)            by              Held by
Name, Address (Age)     Funds          (years)  During Past 5 Years                Trustee         Trustee
-------------------------------------------------------------------------------------------------------------------
Officers
-------------------------------------------------------------------------------------------------------------------
William M. Lyons        President      3        See entry above under              Not            See entry above
4500 Main Street                                "Interested Trustees."             applicable     under "Interested
Kansas City, MO 64111                                                                             Trustees."
(48)
-------------------------------------------------------------------------------------------------------------------
Robert T. Jackson       Executive      3        Chief Administrative Officer,      Not             Not
4500 Main St.           Vice                    ACC (August 1997 to present)       applicable      applicable
Kansas City, MO 64111   President               Chief Financial Officer,
(57)                                            ACC (May 1995 to October 2002)
                                                President, ACSC
                                                (January 1999 to present)
                                                Executive Vice President,
                                                ACC (May 1995 to present)
                                                Also serves as: Executive
                                                Vice President and Chief
                                                Financial Officer, ACIM, ACIS
                                                and other ACC subsidiaries,
                                                and Treasurer, ACIM
-------------------------------------------------------------------------------------------------------------------
Maryanne Roepke, CPA    Senior Vice    3        Senior Vice President              Not             Not
4500 Main St.           President,              (April 1998 to present)            applicable      applicable
Kansas City, MO 64111   Treasurer               and Assistant Treasurer, ACSC
(47)                    and Chief               (September 1985 to present)
                        Accounting
                        Officer
-------------------------------------------------------------------------------------------------------------------
David C. Tucker         Senior Vice    5        Senior Vice President, ACIM,       Not             Not
4500 Main St.           President               ACIS, ACSC and other ACC           applicable      applicable
Kansas City, MO 64111   and                     subsidiaries
(45)                    General                 (June 1998 to present)
                        Counsel                 General Counsel, ACC,
                                                ACIM, ACIS, ACSC and
                                                other ACC subsidiaries
                                                (June 1998 to present)
-------------------------------------------------------------------------------------------------------------------
C. Jean Wade            Controller     7        Vice President, ACSC               Not             Not
4500 Main St.                                   (February 2000 to present)         applicable      applicable
Kansas City, MO 64111                           Controller-Fund Accounting,
(39)                                            ACSC (June 1997 to present)
-------------------------------------------------------------------------------------------------------------------
Robert Leach            Controller     7        Vice President, ACSC               Not             Not
4500 Main St.                                   (February 2000 to present)         applicable      applicable
Kansas City, MO 64111                           Controller-Fund Accounting,
(37)                                            ACSC (June 1997 to present)
-------------------------------------------------------------------------------------------------------------------
Jon Zindel              Tax Officer    6        Vice President, Corporate Tax,     Not             Not
4500 Main St.                                   ACSC (April 1998 to present)       applicable      applicable
Kansas City, MO 64111                           Vice President, ACIM, ACIS
(36)                                            and other ACC subsidiaries
                                                (April 1999 to present)
                                                President, American Century
                                                Employee Benefit Services, Inc.
                                                (January 2000 to December 2000)
                                                Treasurer, American Century Employee
                                                Benefit Services, Inc.
                                                (December 2000 to present)
                                                Treasurer, American Century
                                                Ventures, Inc.
                                                (December 1999 to January 2001)
-------------------------------------------------------------------------------------------------------------------

------
25

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Trustees does not manage the funds, it has hired the advisor to do so. The trustees, in carrying out their fiduciary duty under the Investment Company Act of 1940, are responsible for approving new and existing management contracts with the funds' advisor. In carrying out these responsibilities, the board reviews material factors to evaluate such contracts, including (but not limited
to) assessment of information related to the advisor's performance and expense ratios, estimates of income and indirect benefits (if any) accruing to the advisor, the advisor's overall management and projected profitability, and services provided to the funds and their investors.

The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility. Consequently, the trustees may adopt Bylaws providing for the regulation and management of the affairs of the funds and may amend and repeal them to the extent that such Bylaws do not reserve that right to the funds'
investors. They may fill vacancies in or reduce the number of board members, and may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may appoint from their own number and establish and terminate one or more committees consisting of two or more trustees who may exercise the powers and authority of the board to the extent that the trustees determine. They may, in general, delegate such authority as they consider desirable to any officer of the funds, to any committee of the board and to any agent or employee of the funds or to any custodian, transfer or investor servicing agent, or principal underwriter. Any determination as to what is in the interests of the funds made by the trustees in good faith shall be conclusive.

Committees

The board has four standing committees to oversee specific functions of the funds' operations. Information about these committees appears in the table below. The trustee first named serves as chairman of the committee.

                                                                                          Meetings Held During
Committee     Members             Function                                                Last Fiscal Year
---------------------------------------------------------------------------------------------------------------
Audit         Kenneth E. Scott    The Audit Committee recommends the engagement           4
              Jeanne D. Wohlers   of the funds' independent auditors and oversees its
              Albert Eisenstat    activities. The committee receives reports from
                                  the advisor's Internal Audit Department, which is
                                  accountable to the committee. The committee
                                  also receives reporting about compliance
                                  matters affecting the Trust.
---------------------------------------------------------------------------------------------------------------

Nominating    Kenneth E. Scott    The Nominating Committee primarily considers            0
              Ronald J. Gilson    and recommends individuals for nomination as
              Albert Eisenstat    trustees. The names of potential trustee candidates
              Myron S. Scholes    are drawn from a number of sources, including
              Jeanne D. Wohlers   recommendations from members of the board,
                                  management and shareholders. This committee
                                  also reviews and makes recommendations to
                                  the board with respect to the composition
                                  of board committees and other board-related
                                  matters, including its organization, size,
                                  composition, responsibilities, functions
                                  and compensation. The Nominating Committee
                                  does not currently have a policy regarding whether
                                  it will consider nominees recommended by shareholders.
---------------------------------------------------------------------------------------------------------------
Portfolio     Myron S. Scholes    The Portfolio Committee reviews quarterly               5
              Ronald J. Gilson    the investment activities and strategies used
                                  to manage fund assets. The committee
                                  regularly receives reports from portfolio
                                  managers, credit analysts and other
                                  investment personnel concerning the
                                  funds' investments.
---------------------------------------------------------------------------------------------------------------
Quality       Ronald J. Gilson    The Quality of Service Committee reviews                4
of            Myron S. Scholes    the level and quality of transfer agent and
Service       William M. Lyons    administrative services provided to the
                                  funds and their shareholders. It receives
                                  and reviews reports comparing those
                                  services to those of fund competitors and
                                  seeks to improve such services where
                                  feasible and appropriate.
---------------------------------------------------------------------------------------------------------------

------
26

Compensation of Trustees

The trustees serve as trustees or directors for eight American Century investment companies. Each trustee who is not an interested person as defined in the Investment Company Act receives compensation for service as a member of the board of all eight companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held. These fees and expenses are divided among the eight investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the funds for the periods indicated and by the eight investment companies served by the board to each trustee who is not an interested person as defined in the Investment
Company Act.

AGGREGATE TRUSTEE COMPENSATION FOR FISCAL YEAR ENDED AUGUST 31, 2003
--------------------------------------------------------------------------------
                     Total Compensation    Total Compensation from the
Name of Trustee      from the Funds(1)     American Century Family of Funds(2)
--------------------------------------------------------------------------------
Albert Eisenstat     $9,310                          $81,250
--------------------------------------------------------------------------------
Ronald J. Gilson     $9,889                          $87,000
--------------------------------------------------------------------------------
Kathyrn A. Hall      $9,386                          $82,000
--------------------------------------------------------------------------------
Myron S. Scholes     $8,997                          $78,000
--------------------------------------------------------------------------------
Kenneth E. Scott     $9,737                          $85,500
--------------------------------------------------------------------------------
Jeanne D. Wohlers    $9,159                          $79,750
--------------------------------------------------------------------------------
John Shoven          $7,054                          $88,833
--------------------------------------------------------------------------------

(1)  Includes compensation paid to the trustees during the fiscal year ended
     August 31, 2003, and also includes amounts deferred at the election of the trustees under the American Century Mutual Funds' Independent Directors'
     Deferred Compensation Plan.

(2)  Includes compensation paid by the eight investment company members of the
     American Century family of funds served by this board. The total amount of deferred compensation included in the preceding table is as follows: Mr.
     Eisenstat, $81,250; Mr. Gilson, $87,000; Ms. Hall, $29,875; Mr. Scholes,
     $49,000; Mr. Scott, $85,500 and Mr. Shoven, $59,750.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred Compensation Plan. Under the plan, the independent trustees may defer receipt of all or any part of the fees to be paid to them for serving as trustees of the funds.

All deferred fees are credited to an account established in the name of the trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American
Century funds that are selected by the trustee. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Trustees are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a trustee resigns, retires or otherwise ceases to be a member of the Board of Trustees. Trustees may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a trustee, all remaining deferred fee account balances are paid to the trustee's beneficiary or, if none, to the trustee's estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of trustees to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any trustee under the plan during the fiscal year ended August 31, 2003.

------
27

OWNERSHIP OF FUND SHARES

The trustees owned shares in the funds as of December 31, 2002, as shown in the table below:

                                                                 NAME OF DIRECTORS
                                                -----------------------------------------------
                                                William M.     Albert    Ronald J.   Myron S.
                                                   Lyons      Eisenstat   Gilson      Scholes
-----------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:
     California Tax-Free Money Market                A            A          C           C
-----------------------------------------------------------------------------------------------
     California Limited-Term Tax-Free                A            A          A           A
-----------------------------------------------------------------------------------------------
     California Intermediate-Term Tax-Free           A            A          C           A
-----------------------------------------------------------------------------------------------
     California Long-Term Tax-Free                   A            A          A           A
-----------------------------------------------------------------------------------------------
     California High-Yield Municipal                 A            A          C           A
-----------------------------------------------------------------------------------------------
Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Director in
Family of Investment Companies                       E            E          E           E
-----------------------------------------------------------------------------------------------

                                                                 NAME OF DIRECTORS
                                                -----------------------------------------------
                                                 Kenneth E.   Jeanne D.   Kathryn A.  John B.
                                                   Scott       Wohlers      Hall      Shoven
-----------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:
     California Tax-Free Money Market                B            E           A          A
-----------------------------------------------------------------------------------------------
     California Limited-Term Tax-Free                E            A           A          A
-----------------------------------------------------------------------------------------------
     California Intermediate-Term Tax-Free           E            A           A          A
-----------------------------------------------------------------------------------------------
     California Long-Term Tax-Free                   A            A           A          A
-----------------------------------------------------------------------------------------------
     California High-Yield Municipal                 A            A           A          A
-----------------------------------------------------------------------------------------------
Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Director in
Family of Investment Companies                       E            E           A          A
-----------------------------------------------------------------------------------------------

Ranges: A--none, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--More
than $100,000

CODE OF ETHICS

The funds, their investment advisor and principal underwriter have adopted a code of ethics under Rule 17j-1 of the Investment Company Act and the code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the compliance department before making such investments.

------
28

PROXY VOTING GUIDELINES

The Advisor is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. In exercising its voting obligations, the Advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing benefits to them. The Advisor attempts to consider all factors of its vote that could affect the value of the investment. The funds' Board of Trustees has approved the Advisor's Proxy Voting Guidelines to govern the Advisor's proxy voting activities.

The Advisor and the board have agreed on certain significant contributors to shareholder value with respect to a number of matters that are often the subject of proxy solicitations for shareholder meetings. The Proxy Voting Guidelines specifically address these considerations and establish a framework for the
Advisor's consideration of the vote that would be appropriate for the funds. In particular, the Proxy Voting Guidelines outline principles and factors to be considered in the exercise of voting authority for proposals addressing:

*  Election of Directors
*  Ratification of Selection of Auditors
*  Equity-Based Compensation Plans
*  Anti-Takeover Proposals
   *  Cumulative Voting
   *  Staggered Boards
   *  "Blank Check" Preferred Stock
   *  Elimination of Preemptive Rights
   *  Non-targeted Share Repurchase
   *  Increase in Authorized Common Stock
   *  "Supermajority" Voting Provisions or Super Voting Share Classes
   *  "Fair Price" Amendments
   *  Limiting the Right to Call Special Shareholder Meetings
   *  Poison Pills or Shareholder Rights Plans
   *  Golden Parachutes
   *  Reincorporation
   *  Confidential Voting
   *  Opting In or Out of State Takeover Laws
*  Shareholder Proposals Involving Social, Moral or Ethical Matters
*  Anti-Greenmail Proposals
*  Changes to Indemnification Provisions
*  Non-Stock Incentive Plans
*  Director Tenure
*  Directors' Stock Options Plans
*  Director Share Ownership

Finally, the Proxy Voting Guidelines establish procedures for voting of proxies in cases in which the Advisor may have a potential conflict of interest.
Companies with which the Advisor has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which American Century votes on matters for the funds. To ensure that such a conflict of interest does not affect proxy votes cast for the funds, all discretionary (including case-by-case) voting for these companies will be voted in direct consultation with a committee of the independent trustees of the funds.

A copy of the Advisor's Proxy Voting Guidelines are available on the funds'
website at www.americancentury.com.

------
29

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of December 2, 2003, the following shareholders were the record owners of more than 5% of any class of a fund's outstanding shares:

                                          Percentage of Outstanding Shares Owned
                                                Of Record      Beneficially(1)
--------------------------------------------------------------------------------
California Tax-Free Money Market
--------------------------------------------------------------------------------
   Investor Class
             Morgan Guaranty Trust of NY           11%          0%
             Newark, DE
--------------------------------------------------------------------------------
California Limited-Term Tax-Free
--------------------------------------------------------------------------------
   Investor Class
             Charles Schwab & Co.                  29%          0%
             San Francisco, CA

             Pershing LLC                          17%          0%
             Jersey City, NJ

             National Financial Services Corp.      9%          0%
             New York, NY
--------------------------------------------------------------------------------
California Intermediate-Term Tax-Free
--------------------------------------------------------------------------------
   Investor Class
             Charles Schwab & Co.                  17%          0%
             San Francisco, CA
--------------------------------------------------------------------------------
California Long-Term Tax-Free
--------------------------------------------------------------------------------
   Investor Class
             Charles Schwab & Co.                   8%          0%
             San Francisco, CA
--------------------------------------------------------------------------------
California High-Yield Municipal
--------------------------------------------------------------------------------
   Investor Class
             Charles Schwab & Co.                  26%          0%
             San Francisco, CA
--------------------------------------------------------------------------------
   A Class
             Charles Schwab & Co.                  40%          0%
             San Francisco, CA

             MLPF&S Inc.                           32%          0%
             Jacksonville, FL

             American Enterprise Investment Svcs    7%          0%
             Minneapolis, MN
--------------------------------------------------------------------------------
   B Class
             American Enterprise Investment Svcs   47%          0%
             Minneapolis, MN

             MLPF&S Inc.                           28%          0%
             Jacksonville, FL

             Pershing LLC                           7%          0%
             Jersey City, NJ
--------------------------------------------------------------------------------
   C Class
             MLPF&S Inc.                           56%          0%
             Jacksonville, FL

             Citigroup Global Markets Inc.         41%          0%
             New York, NY
--------------------------------------------------------------------------------

(1)  If shares are registered in an individual's name or in the name of an intermediary for the benefit of a named individual, we report those shares as being beneficially owned. Otherwise, American Century has no information concerning beneficial ownership of fund shares.

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of a fund's outstanding shares. The funds are unaware of any other shareholders,

------
30

beneficial or of record, who own more than 25% of the voting securities of
American Century California Tax-Free and Municipal Funds. As of
December 2, 2003, the officers and trustees of the funds, as a group, own less than 1% of any fund's outstanding shares.

SERVICE PROVIDERS

The funds have no employees. To conduct the funds' day-to-day activities, the funds have hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds that is described below.

ACIM, ACSC and ACIS are wholly owned by ACC. James E. Stowers, Jr., Chairman of
ACC, controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American Century Investment Management, Inc. (ACIM) serves as the investment advisor for each of the funds. A description of the responsibilities of the advisor appears in the Prospectuses under the heading Management.

For the services provided to the funds, the advisor receives a monthly fee based on a percentage of the average net assets of a fund. The annual rate at which this fee is assessed is determined monthly in a two-step process. First, a fee rate schedule is applied to the assets of all the funds of its investment category managed by the advisor (the Investment Category Fee). The three investment categories are money market funds, bond funds and equity funds. When calculating the fee for a money market fund, for example, all of the assets of the money market funds managed by the advisor are aggregated and the fee rate is applied to the total. Second, a separate fee rate schedule is applied to the assets of all the funds managed by the advisor (the Complex Fee). The amounts calculated using the Investment Category Fee and the Complex Fee are then added to determine the unified management fee payable by a fund to the advisor. The schedules by which the unified management fee is determined are shown in the following tables. The Investment Category Fees are determined according to the schedule below.

INVESTMENT CATEGORY FEE SCHEDULE FOR CALIFORNIA TAX-FREE MONEY MARKET
--------------------------------------------------------------------------------
Category Assets                      Fee Rate
--------------------------------------------------------------------------------
First $1 billion                     0.2700%
Next $1 billion                      0.2270%
Next $3 billion                      0.1860%
Next $5 billion                      0.1690%
Next $15 billion                     0.1580%
Next $25 billion                     0.1575%
Thereafter                           0.1570%
--------------------------------------------------------------------------------

INVESTMENT CATEGORY FEE SCHEDULE FOR CALIFORNIA LIMITED-TERM TAX-FREE,
CALIFORNIA INTERMEDIATE-TERM TAX-FREE AND CALIFORNIA LONG-TERM TAX-FREE
--------------------------------------------------------------------------------
Category Assets                      Fee Rate
--------------------------------------------------------------------------------
First $1 billion                     0.2800%
Next $1 billion                      0.2280%
Next $3 billion                      0.1980%
Next $5 billion                      0.1780%
Next $15 billion                     0.1650%
Next $25 billion                     0.1630%
Thereafter                           0.1625%
--------------------------------------------------------------------------------

------
31

INVESTMENT CATEGORY FEE SCHEDULE FOR CALIFORNIA HIGH-YIELD MUNICIPAL
--------------------------------------------------------------------------------
Category Assets                      Fee Rate
--------------------------------------------------------------------------------
First $1 billion                     0.3100%
Next $1 billion                      0.2580%
Next $3 billion                      0.2280%
Next $5 billion                      0.2080%
Next $15 billion                     0.1950%
Next $25 billion                     0.1930%
Thereafter                           0.1925%
--------------------------------------------------------------------------------

The Complex Fee is determined according to the schedule below for Investor, A, B and C Class shares.

COMPLEX FEE SCHEDULE
--------------------------------------------------------------------------------
Complex Assets                       Fee Rate
--------------------------------------------------------------------------------
First $2.5 billion                   0.3100%
Next $7.5 billion                    0.3000%
Next $15.0 billion                   0.2985%
Next $25.0 billion                   0.2970%
Next $50.0 billion                   0.2960%
Next $100.0 billion                  0.2950%
Next $100.0 billion                  0.2940%
Next $200.0 billion                  0.2930%
Next $250.0 billion                  0.2920%
Next $500.0 billion                  0.2910%
Thereafter                           0.2900%
--------------------------------------------------------------------------------

On the first business day of each month, the funds pay a management fee to the advisor for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of a fund's net assets during the previous month. This number is then multiplied by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365
(366 in leap years).

The management agreement between the Trust and the advisor shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by

*  the funds' Board of Trustees, or a majority of outstanding shareholder votes
   (as defined in the Investment Company Act) and

*  the vote of a majority of the trustees of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds' Board of Trustees or a majority of outstanding shareholder votes may terminate the management agreement at any time without payment of any penalty on 60 days' written notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The management agreement provides that the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

------
32

The management agreement also provides that the advisor and its officers, trustees and employees may engage in other business, render services to others, and devote time and attention to any other business whether of a similar or dissimilar nature.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The Board of Trustees has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and allocate transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

Unified management fees incurred by each fund for the fiscal periods ended
August 31, 2003, 2002 and 2001, are indicated in the following table.

UNIFIED MANAGEMENT FEES
-------------------------------------------------------------------------------
Fund                                      2003           2002          2001
-------------------------------------------------------------------------------
California Tax-Free Money Market
    Investor Class                     $3,245,204     $2,670,101    $2,958,588
-------------------------------------------------------------------------------
California Municipal Money Market
    Investor Class                         N/A(1)       $900,329      $878,891
-------------------------------------------------------------------------------
California Limited-Term Tax-Free
    Investor Class                     $1,151,762       $893,389      $742,246
-------------------------------------------------------------------------------
California Intermediate-Term Tax-Free
    Investor Class                     $2,384,424     $2,291,824    $2,239,679
-------------------------------------------------------------------------------
California Long-Term Tax-Free
    Investor Class                     $2,687,720     $1,615,104    $1,601,861
-------------------------------------------------------------------------------
California Insured Tax-Free
    Investor Class                         N/A(2)     $1,120,811    $1,044,086
-------------------------------------------------------------------------------
California High-Yield Municipal
    Investor Class                     $1,920,220     $1,799,729    $1,747,084
-------------------------------------------------------------------------------
    A Class                             $1,751(3)            N/A           N/A
-------------------------------------------------------------------------------
    B Class                               $422(3)            N/A           N/A
-------------------------------------------------------------------------------
    C Class                             $3,840(3)            N/A           N/A
-------------------------------------------------------------------------------

(1)  The fund was combined with the California Tax-Free Money Market fund in a tax-free reorganization on September 3, 2002.

(2)  The fund was combined with the California Long-Term Tax-Free fund in a tax-free reorganization on September 3, 2002.

(3)  January 31, 2003 (commencement of sale) through August 31, 2003.

------
33

TRANSFER AGENT AND ADMINISTRATOR

American Century Services Corporation, 4500 Main Street, Kansas City, Missouri
64111, serves as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software, and personnel for the day-to-day administration of the funds and the advisor. The advisor pays
ACSC for these services.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services, Inc.
(ACIS), a registered broker-dealer. ACIS is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City, Missouri 64111.

The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best-efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares.

Certain financial intermediaries unaffiliated with the distributor or the funds may perform various administrative and shareholder services for their clients who are invested in the funds. These services may include assisting with fund purchases, redemptions and exchanges, distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder services, and would otherwise be provided by the distributor or its affiliates. The distributor may pay fees to such financial intermediaries for the provision of these services out of its own resources.

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

J.P. Morgan Chase and Co., 770 Broadway, 10th floor, New York, New York
10003-9598, and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105,
each serves as custodian of the funds' assets. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP are the independent accountants of the funds. The address of PricewaterhouseCoopers LLP is 1055 Broadway, 10th floor, Kansas City,
Missouri 64105. As the independent accountants of the funds,
PricewaterhouseCoopers LLP provides services including

(1) auditing the annual financial statements for each fund,

(2) assisting and consulting in connection with SEC filings, and

(3) reviewing the annual federal income tax return filed for each fund.

------
34

BROKERAGE ALLOCATION

The funds generally purchase and sell debt securities through principal transactions, meaning the funds normally purchase securities on a net basis directly from the issuer or a primary market-maker acting as principal for the securities. The funds do not pay brokerage commissions on these transactions, although the purchase price for debt securities usually includes an undisclosed compensation. Purchases of securities from underwriters typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer's markup (i.e., a spread between the bid and asked prices). During the fiscal years ended August
31, 2003, 2002 and 2001, the funds did not pay any brokerage commissions.

INFORMATION ABOUT FUND SHARES

The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest without par value, which may be issued in a series (or funds). Each of the funds named on the front of this Statement of Additional Information is a series of shares issued by the
Trust. In addition, each series (or fund) may be divided into separate classes.
See Multiple Class Structure, which follows. Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the
Trust's (i.e., all funds') outstanding shares may be able to elect a Board of
Trustees. The Trust undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of trustees is determined by the votes received from all Trust shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.
Shares of each fund have equal voting rights, although each fund votes separately on matters affecting that fund exclusively.

The Trust shall continue unless terminated by (1) approval of at least two-thirds of the shares of each fund entitled to vote or (2) by the Trustees by written notice to shareholders of each fund. Any fund may be terminated by (1)
approval of at least two-thirds of the shares of that fund or (2) by the
Trustees by written notice to shareholders of that fund.

Upon termination of the Trust or a fund, as the case may be, the Trust shall pay or otherwise provide for all charges, taxes, expenses and liabilities belonging to the Trust or the fund. Thereafter, the Trust shall reduce the remaining assets belonging to each fund (or the particular fund) to cash, shares of other securities or any combination thereof, and distribute the proceeds belonging to each fund (or the particular fund) to the shareholders of that fund ratably according to the number of shares of that fund held by each shareholder on the termination date.

Shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for its obligations. However, the
Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses of any shareholder held personally liable for obligations of the Trust. The Declaration of Trust provides that the
Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity, bonding, and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities.
Thus, the risk of a shareholder incurring financial loss as a result of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust is unable to meet its obligations.

------
35

MULTIPLE CLASS STRUCTURE

The Board of Trustees has adopted a multiple class plan (the Multiclass Plan)
pursuant to Rule 18f-3 adopted by the SEC. The plan is described in the prospectus of any fund that offers more than one class. Pursuant to such plan, the funds may issue up to four classes of shares: Investor Class, A Class, B
Class and C Class. Not all funds offer all four classes.

The Investor Class of most funds is made available to investors directly without any load or commission, for a single unified management fee. It is also available through some financial intermediaries. The Investor Class of those funds which have A and B Classes is not available directly at no load. The A, B and C Classes also are made available through financial intermediaries, for purchase by individual investors who receive advisory and personal services from the intermediary. The unified management fee is the same as for Investor Class, but the A, B and C Class shares each are subject to a separate Master
Distribution and Individual Shareholder Services Plan (the A Class Plan, B Class
Plan and C Class Plan, collectively, the Plans) described below. The Plans have been adopted by the funds' Board of Trustees in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of
Directors and approved by its shareholders. Pursuant to such rule, the Board of
Trustees and initial shareholder of the funds' A, B and C Classes have approved and entered into the A Class Plan, B Class Plan and C Class Plan, respectively.
The Plans are described below.

In adopting the Plans, the Board of Trustees (including a majority of trustees who are not interested persons of the funds [as defined in the Investment
Company Act], hereafter referred to as the independent trustees) determined that there was a reasonable likelihood that the Plans would benefit the funds and the shareholders of the affected class. Pursuant to Rule 12b-1, information with respect to revenues and expenses under the Plans is presented to the Board of
Trustees quarterly for its consideration in connection with its deliberations as to the continuance of the Plans. Continuance of the Plans must be approved by the Board of Trustees (including a majority of the independent trustees)
annually. The Plans may be amended by a vote of the Board of Trustees (including a majority of the independent trustees), except that the Plans may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent trustees or by vote of a majority of the outstanding voting securities of the affected class.

All fees paid under the Plans will be made in accordance with Section 26 of the
Conduct Rules of the National Association of Securities Dealers (NASD).

A Class Plan

As described in the Prospectus, the A Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for A Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

------

36

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Trustees has adopted the A Class Plan. Pursuant to the A Class Plan, the A Class pays the Advisor, as paying agent for the funds, a fee equal to
0.25% annually of the average daily net asset value of the A Class shares.
During the fiscal year ended August 31, 2003, the aggregate amount of fees paid under the A Class Plan was:

    California High Yield Municipal     $827

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a) providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b) creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c) conducting proprietary research about investment choices and the market in general;

(d) periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e) consolidating shareholder accounts in one place; and

(f) other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of A Class shares, which services may include but are not limited to:

(a) the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell A Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' A Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses)
    of, the distributor;

(d) printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e) preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) providing facilities to answer questions from prospective shareholders about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting shareholders in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

(k) organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l) profit on the foregoing;

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37

(m) paying service fees for providing personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

B Class Plan

As described in the Prospectus, the B Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for B Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Trustees has adopted the B Class Plan. Pursuant to the B Class Plan, the B Class pays the Advisor, as paying agent for the funds, a fee equal to
1.00% annually of the average daily net asset value of the B Class shares, 0.25%
of which is paid for individual shareholder services (as described below) and
0.75% of which is paid for distribution services (as described below). During the fiscal year ended August 31, 2003, the aggregate amount of fees paid under the B Class Plan was:

    California High-Yield Municipal     $796

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a) providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b) creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c) conducting proprietary research about investment choices and the market in general;

(d) periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e) consolidating shareholder accounts in one place; and

(f) other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of B Class shares, which services may include but are not limited to:

(a) the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell B Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' B Class shares;

------
38

(c) compensation to, and expenses (including overhead and telephone expenses)
    of, the distributor;

(d) printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e) preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) providing facilities to answer questions from prospective shareholders about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting shareholders in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

(k) organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l) profit on the foregoing;

(m) paying service fees for providing personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

C Class Plan

As described in the Prospectus, the C Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for C Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Trustees has adopted the C Class Plan. Pursuant to the C Class Plan, the C Class pays the Advisor, as paying agent for the funds, a fee equal to
1.00% annually of the average daily net asset value of the funds' C Class shares, 0.25% of which is paid for individual shareholder services (as described below) and 0.75% of which is paid for distribution services (as described below). During the fiscal year ended August 31, 2003, the aggregate amount of fees paid under the C Class Plan was:

    California High-Yield Municipal     $5,438

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39

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a) providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b) creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c) conducting proprietary research about investment choices and the market in general;

(d) periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e) consolidating shareholder accounts in one place; and

(f) other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of C Class shares, which services may include but are not limited to:

(a) paying sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell C Class shares pursuant to selling agreements;

(b) compensating registered representatives or other employees of the distributor who engage in or support distribution of the funds' C Class shares;

(c) compensating and paying expenses (including overhead and telephone expenses)
    of, the distributor;

(d) printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e) preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) providing facilities to answer questions from prospective shareholders about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting shareholders in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

(k) organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l) profit on the foregoing;

(m) paying service fees for providing personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the fund pursuant to the terms of the agreement between the corporation and the fund's distributor and in accordance with Rule 12b-1 of the Investment Company Act.

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40

Sales Charges

The sales charges applicable to the A, B and C Classes of the funds are described in the prospectuses for those classes in the section titled "Choosing a Share Class." Shares of the A Class are subject to an initial sales charge, which declines as the amount of the purchase increases pursuant to the schedule set forth in the prospectus. This charge may be waived in the following situations:

*  Qualified retirement plan purchases

*  Certain individual retirement account rollovers

*  Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having sales agreements with the advisor or distributor

*  Wrap accounts maintained for clients of certain financial intermediaries who have entered into agreements with American Century

*  Purchases by current and retired employees of American Century and their immediate family members (spouses and children under age 21) and trusts or qualified retirement plans established by those persons

*  Purchases by certain other investors that American Century deems appropriate, including but not limited to current or retired directors, trustees and officers of funds managed by the advisor, employees of those persons and trusts and qualified retirement plans established by those persons

There are several ways to reduce the sales charges applicable to a purchase of A
Class shares. These methods are described in the relevant prospectuses. You or your financial advisor must indicate at the time of purchase that you intend to take advantage of one of these reductions.

Shares of the A, B and C Classes are subject to a contingent deferred sales charge upon redemption of the shares in certain circumstances. The specific charges and when they apply are described in the relevant prospectuses. The contingent deferred sales charge may be waived for certain redemptions by some shareholders, as described in the prospectuses.

The aggregate contingent deferred sales charges paid to the Distributor for the
C Class shares in the fiscal year ended August 31, 2003, were:

    California High-Yield Municipal     $471

Dealer Concessions

The funds' distributor expects to pay sales commissions to the financial intermediaries who sell A, B and/or C Class shares of the funds at the time of such sales. Payments for A Class shares will be as follows:

Purchase Amount                      Dealer Concession
--------------------------------------------------------------------------------
Less than $50,000                    4.00%
--------------------------------------------------------------------------------
$50,000 - $99,999                    4.00%
--------------------------------------------------------------------------------
$100,000 - $249,999                  3.00%
--------------------------------------------------------------------------------
$250,000 - $499,999                  2.00%
--------------------------------------------------------------------------------
$500,000 - $999,999                  1.75%
--------------------------------------------------------------------------------
$1,000,000 - $3,999,999              1.00%
--------------------------------------------------------------------------------
$4,000,000 - $9,999,999              0.50%
--------------------------------------------------------------------------------
Greater than $10,000,000             0.25%
--------------------------------------------------------------------------------

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41

No concession will be paid on purchases by qualified retirement plans. Payments will equal 4.00% of the purchase price of B Class shares and 1.00% of the purchase price of the C Class shares sold by the intermediary. The distributor will retain the 12b-1 fee paid by the C Class of funds for the first 12 months after the shares are purchased. This fee is intended in part to permit the distributor to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. Beginning with the first day of the 13th month, the distributor will make the C Class distribution and individual shareholder services fee payments described above to the financial intermediaries involved on a quarterly basis. In addition, B and C Class purchases and A Class purchases greater than $1,000,000 are subject to a contingent deferred sales charge as described in the prospectuses.

From time to time, the distributor may provide additional concessions to dealers, including but not limited to payment assistance for conferences and seminars, provision of sales or training programs for dealer employees and/or the public (including, in some cases, payment for travel expenses for registered representatives and other dealer employees who participate), advertising and sales campaigns about a fund or funds, and assistance in financing dealer-sponsored events. Other concessions may be offered as well, and all such concessions will be consistent with applicable law, including the then-current rules of the National Association of Securities Dealers, Inc. Such concessions will not change the price paid by investors for shares of the funds.

BUYING AND SELLING FUND SHARES

Information about buying, selling and exchanging fund shares is contained in the funds' Prospectuses and in Your Guide to American Century Services. The
Prospectuses and guide are available to investors without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

All classes of the funds except the A Class are offered at their net asset value, as described below. The A Class shares of the funds are offered at their public offering price, which is the net asset value plus the appropriate sales charge. This calculation may be expressed as a formula:

Offering Price = Net Asset Value/(1 - Sales Charge as a % of Offering Price)

For example, if the net asset value of a fund's A Class shares is $5.00, the public offering price would be $5.00/(1-4.50%)=$5.24.

Each fund's net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange) each day the Exchange is open for business. The Exchange usually closes at 4 p.m. Eastern time. The
Exchange typically observes the following holidays: New Year's Day, Martin
Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence
Day, Labor Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holidays to be observed in the future, the Exchange may modify its holiday schedule at any time.

Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

MONEY MARKET FUND

Securities held by the money market fund are valued at amortized cost. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium paid at the time of purchase. Although this method provides certainty in valuation, it generally disregards the effect of fluctuating interest rates on an instrument's market value. Consequently, the instrument's amortized cost value may be higher or lower than its market value, and this discrepancy may be

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42

reflected in the fund's yields. During periods of declining interest rates, for example, the daily yield on fund shares computed as described above may be higher than that of a fund with identical investments priced at market value.
The converse would apply in a period of rising interest rates.

As required by Rule 2a-7, the Board of Trustees has adopted procedures designed to stabilize, to the extent reasonably possible, a money market fund's price per share as computed for the purposes of sales and redemptions at $1.00. While the day-to-day operation of the money market fund has been delegated to the fund managers, the quality requirements established by the procedures limit investments to certain instruments that the Board of Trustees has determined present minimal credit risks and that have been rated in one of the two highest rating categories as determined by a rating agency or, in the case of unrated securities, of comparable quality. The procedures require review of the money market fund's portfolio holdings at such intervals as are reasonable in light of current market conditions to determine whether the money market fund's net asset value calculated by using available market quotations deviates from the per-share value based on amortized cost. The procedures also prescribe the action to be taken by the advisor if such deviation should exceed 0.25%.

Actions the advisor and the Board of Trustees may consider under these circumstances include (i) selling portfolio securities prior to maturity, (ii)
withholding dividends or distributions from capital, (iii) authorizing a one-time dividend adjustment, (iv) discounting share purchases and initiating redemptions in kind, or (v) valuing portfolio securities at market price for purposes of calculating NAV.

The fund has obtained private insurance that partially protects the money market fund against default of principal or interest payments on the instruments it holds, and against bankruptcy by issuers and credit enhancers of these instruments. Although the fund will be charged premiums by an insurance company for coverage of specified types of losses related to default or bankruptcy on certain securities, the fund may incur losses regardless of the insurance. The insurance does not guarantee or insure that the fund will be able to maintain a stable net asset value of $1.00 per share.

NON-MONEY MARKET FUNDS

Securities held by the non-money market funds normally are priced by an independent pricing service, provided that such prices are believed by the advisor to reflect the fair market value of portfolio securities.

Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services are generally determined without regard to bid or last sale prices. In valuing securities, the pricing services generally take into account institutional trading activity, trading in similar groups of securities, and any developments related to specific securities. The methods used by the pricing service and the valuations so established are reviewed by the advisor under the general supervision of the Board of Trustees. There are a number of pricing services available, and the advisor, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.

Securities not priced by a pricing service are valued at the mean between the most recently quoted bid and asked prices provided by broker-dealers. The municipal bond market is typically a "dealer market"; that is, dealers buy and sell bonds for their own accounts rather than for customers. As a result, the spread, or difference, between bid and asked prices for certain municipal bonds may differ substantially among dealers.

Debt securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the trustees determine that this would not result in fair valuation of a given security.
Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of
Trustees.

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43

TAXES

FEDERAL INCOME TAX

Each fund intends to qualify annually as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, each fund will be exempt from federal and state income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to investors. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to investors and eliminating investors' ability to treat distributions received from the fund in the same manner in which they were realized by the fund.

Certain bonds purchased by the funds may be treated as bonds that were originally issued at a discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Original issue discount, although no cash is actually received by a fund until the maturity of the bond, is treated for federal income tax purposes as income earned by a fund over the term of the bond, and therefore is subject to the distribution requirements of the Code. The annual amount of income earned on such a bond by a fund generally is determined on the basis of a constant yield to maturity that takes into account the semiannual compounding of accrued interest. Original issue discount on an obligation with interest exempt from federal income tax will constitute tax-exempt interest income to the fund.

In addition, some of the bonds may be purchased by a fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having market discount generally will be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond (unless a fund elects to include market discount in income in tax years to which it is attributable). Generally, market discount accrues on a daily basis for each day the bond is held by a fund. Market discount is calculated on a straight line basis over the time remaining to the bond's maturity. In the case of any debt security having a fixed maturity date of not more than one year from date of issue, the gain realized on disposition generally will be treated as a short-term capital gain.

As of August 31, 2003, the funds in the table below had the following capital loss carryovers. When a fund has a capital loss carryover, it does not make capital gains distributions until the loss has been offset or expired.

Fund                                  Capital Loss Carryover
--------------------------------------------------------------------------------
California Tax-Free Money Market      $264,690 (expiring in 2004 through 2008)
--------------------------------------------------------------------------------
California High-Yield Municipal       $4,246,390 (expiring in 2008 through 2009)
--------------------------------------------------------------------------------

Interest on certain types of industrial development bonds (small issues and obligations issued to finance certain exempt facilities that may be leased to or used by persons other than the issuer) is not exempt from federal income tax when received by "substantial users" or persons related to substantial users as defined in the Code. The term "substantial user" includes any "non-exempt person" who regularly uses in trade or business part of a facility financed from the proceeds of industrial development bonds. The funds may invest periodically in industrial development bonds and, therefore, may not be appropriate investments for entities that are substantial users of facilities financed by industrial development bonds or "related persons" of substantial users.
Generally, an individual will not be a related person of a substantial user under the Code unless he or his immediate family (spouse, brothers, sisters, ancestors and lineal descendants) owns directly or indirectly in aggregate more than 50% of the equity value of the substantial user.

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44

Under the Code, any distribution of a fund's net realized long-term capital gains that is designated by the fund as a capital gains dividend is taxable to you as long-term capital gains, regardless of the length of time you have held your shares in the fund. If you purchase shares in the fund and sell them at a loss within six months, your loss on the sale of those shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares. Any such loss will be disallowed to the extent of any tax-exempt dividend income you received on those shares. In addition, although highly unlikely, the Internal Revenue Service may determine that a bond issued as tax-exempt should in fact be taxable. If a fund were to hold such a bond, it might have to distribute taxable income or reclassify as taxable income previously distributed as tax-free.

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century or your financial intermediary is required by federal law to withhold and remit the applicable federal withholding rate of reportable payments (which may include taxable dividends, capital gains distributions and redemption proceeds) to the IRS. Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your account application. Payments reported by us to the IRS that omit your Social Security number or tax identification number will subject us to a non-refundable penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed.

A redemption of shares of a fund (including a redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and you generally will recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale"
rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

ALTERNATIVE MINIMUM TAX

While the interest on bonds issued to finance essential state and local government operations is generally exempt from regular federal income tax, interest on certain "private activity" bonds issued after August 7, 1986, while exempt from regular federal income tax, constitutes a tax-preference item for taxpayers in determining alternative minimum tax liability under the Code and income tax provisions of several states.

California High-Yield Municipal may invest in private activity bonds. The interest on private activity bonds could subject a shareholder to, or increase liability under, the federal alternative minimum tax, depending on the shareholder's tax situation. The interest on California private activity bonds is not subject to the California alternative minimum tax when it is earned
(either directly or through investment in a mutual fund) by a California taxpayer. However, if either fund were to invest in private activity securities of non-California issuers (due to a limited supply of appropriate California municipal obligations, for example), the interest on those securities would be included in California alternative minimum taxable income.

All distributions derived from interest exempt from regular federal income tax may subject corporate shareholders to, or increase their liability under, the alternative minimum tax because these distributions are included in the corporation's "adjusted current earnings."

In addition, a deductible environmental tax of 0.12% is imposed on a corporation's modified alternative minimum taxable income in excess of $2 million. The environmental tax will be imposed even if the corporation is not required to pay an alternative minimum tax. To the extent that exempt-interest dividends paid by a fund are included in alternative minimum taxable income, corporate shareholders may be subject to the environmental tax.

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45

The Trust will inform California High-Yield Municipal fund shareholders annually of the amount of distributions derived from interest payments on private activity bonds.

STATE AND LOCAL TAXES

California law concerning the payment of exempt-interest dividends is similar to federal law. Assuming each fund qualifies to pay exempt-interest dividends under federal and California law, and to the extent that dividends are derived from interest on tax-exempt bonds of California state or local governments, such dividends also will be exempt from California personal income tax. The Trust will inform shareholders annually as to the amount of distributions from each fund that constitutes exempt-interest dividends and dividends exempt from
California personal income tax. The funds' dividends are not exempt from
California state franchise or corporate income taxes.

The funds' dividends may not qualify for exemption under income or other tax laws of state or local taxing authorities outside California. Shareholders should consult their tax advisors or state or local tax authorities about the status of distributions from the funds in this regard.

The information above is only a summary of some of the tax considerations affecting the funds and their shareholders. No attempt has been made to discuss individual tax consequences. A prospective investor should consult with his or her tax advisors or state or local tax authorities to determine whether the funds are suitable investments.

HOW FUND PERFORMANCE INFORMATION IS CALCULATED

The funds may quote performance in various ways. Historical performance information will be used in advertising and sales literature.

For the money market fund, yield quotations are based on the change in the value of a hypothetical investment (excluding realized gains and losses from the sale of securities and unrealized appreciation and depreciation of securities) over a seven-day period (base period) and stated as a percentage of the investment at the start of the base period (base-period return). The base-period return is then annualized by multiplying by 365/7 with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculations of effective yield begin with the same base-period return used to calculate yield, but the return is then annualized to reflect weekly compounding according to the following formula:

            Effective Yield = [(Base-Period Return + 1)(365/7)] - 1

The 30-day SEC yield calculation for non-money market funds is as follows:

                         YIELD = 2 [(a - b + 1)(6) - 1]
                                       ----
                                       cd

where a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d =
the maximum offering price per share on the last day of the period.

The tax-equivalent yield is based on the current double-tax-exempt yield and your combined federal and state marginal tax rate. Assuming all the funds'
dividends are tax-exempt in California (which may not always be the case) and that your California taxes are fully deductible for federal income tax purposes, you can calculate your tax equivalent yield for the funds using the following equation:

             Fund's Double Tax-Free Yield
-----------------------------------------------------  = Your Tax-Equivalent Yield
(100% - Federal Tax Rate)(100% - California Tax Rate)

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46

The funds also may elect to advertise an annualized distribution rate, computed by multiplying the ordinary dividends earned by a fund over a 30-day period
(excluding capital gains) by 12, dividing that number by the fund's share price
(net asset value or maximum offering price) at the end of the period, and then multiplying that amount by 100:

 (Dividends Earned Over Last 30 Days x 12)
 ----------------------------------------- X 100 = Annualized Distribution Rate
         Current Share Price

The annualized distribution rate for a fund will differ from the fund's 30-day
SEC yield. The annualized distribution rate for A Class, B Class and C Class shares of a fund assumes no CDSC is paid.

MONEY MARKET FUND TAX-EQUIVALENT YIELDS (seven-day period ended August 31, 2003
--------------------------------------------------------------------------------------------------
                          7-Day    Tax-Equivalent  Tax-Equivalent   Tax-Equivalent  Tax-Equivalent
                          Current  Yield 31.98%    Yield 34.70%     Yield 39.23%    Yield 41.05%
Fund                      Yield    Tax Bracket     Tax Bracket      Tax Bracket     Tax Bracket
--------------------------------------------------------------------------------------------------
California Tax-Free
Money Market              0.39%       0.57%           0.60%            0.64%           0.66%
--------------------------------------------------------------------------------------------------

NON-MONEY MARKET FUND TAX-EQUIVALENT YIELDS (30-day period ended August 31, 2003)
-------------------------------------------------------------------------------------------------
                          30-Day   Tax-Equivalent  Tax-Equivalent   Tax-Equivalent  Tax-Equivalent
                          SEC      Yield 31.98%    Yield 34.70%     Yield 39.23%    Yield 41.05%
Fund                      Yield    Tax Bracket     Tax Bracket      Tax Bracket     Tax Bracket
-------------------------------------------------------------------------------------------------
California Limited-Term
Tax-Free                  1.93%       2.84%          2.96%             3.18%           3.27%
-------------------------------------------------------------------------------------------------
California Intermediate-
Term Tax-Free             2.95%       4.34%          4.52%             4.86%           5.00%
-------------------------------------------------------------------------------------------------
California Long-Term
Tax-Free                  3.92%       5.76%          6.00%             6.45%           6.65%
-------------------------------------------------------------------------------------------------
California High-Yield
Municipal                 5.09%       7.48%          7.79%             8.38%           8.63%
-------------------------------------------------------------------------------------------------

Total returns quoted in advertising and sales literature reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gains distributions (if any) and any change in the fund's NAV during the period.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund during a stated
period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100%
over 10 years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the funds' performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

In addition to average annual total returns, each fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period, including periods other than one, five and 10 years.
Average annual and cumulative total returns may be quoted as percentages or as dollar amounts and may be calculated for a

------
47

single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return.

The following table shows the average annual total returns for the various classes calculated three different ways for the periods indicated as of August
31, 2003.

Return Before Taxes shows the actual change in the value of fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be association with owning fund shares. Return After
Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After
Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund Shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

AVERAGE ANNUAL TOTAL RETURNS - INVESTOR CLASS - FOR PERIODS ENDED AUGUST 31, 2003
-----------------------------------------------------------------------------------
                                                                Life of  Inception
Fund                                 1 year  5 years  10 years  Fund(1)  Date
-----------------------------------------------------------------------------------
California Limited-Term Tax-Free                                         6/01/1992
Return Before Taxes                  1.87%   4.27%    4.32%     4.59%
Return After Taxes on Distributions  1.82%   4.24%    4.29%     N/A
Return After Taxes and Sale
    of Fund Shares                   2.22%   4.16%    4.24%     N/A
-----------------------------------------------------------------------------------
California Intermediate-Term Tax-Free                                    11/09/1983
Return Before Taxes                  1.91%   4.65%    5.05%     6.37%
Return After Taxes on Distributions  1.80%   4.52%    4.92%     N/A
Return After Taxes and Sale
   of Fund Shares                    2.64%   4.54%    4.92%     N/A
-----------------------------------------------------------------------------------
California Long-Term Tax-Free                                            11/09/1983
Return Before Taxes                  1.81%   4.60%    5.47%     7.52%
Return After Taxes on Distributions  1.81%   4.54%    5.26%     N/A
Return After Taxes and Sale
   of Fund Shares                    2.80%   4.60%    5.30%     N/A
-----------------------------------------------------------------------------------

(1)  Only funds with performance history less for than 10 years show after-tax returns for Life of Fund.

AVERAGE ANNUAL TOTAL RETURNS - INVESTOR CLASS - FOR PERIODS ENDED AUGUST 31, 2003
-----------------------------------------------------------------------------------
                                                                Life of  Inception
Fund                                 1 year  5 years  10 years  Fund(1)  Date
-----------------------------------------------------------------------------------
California High-Yield Municipal                                          12/30/1986
Return Before Taxes                  3.35%   5.13%    6.13%     6.38%
Return After Taxes on Distributions  3.35%   5.06%    6.01%     N/A
Return After Taxes and Sale
   of Fund Shares                    4.07%   5.13%    6.00%     N/A
-----------------------------------------------------------------------------------

(1)  Only funds with performance history less for than 10 years show after-tax returns for Life of Fund.

------
48

AVERAGE ANNUAL TOTAL RETURNS - A CLASS - FOR PERIODS ENDED AUGUST 31, 2003
--------------------------------------------------------------------------------
Fund                                     Life of Fund     Inception Date
--------------------------------------------------------------------------------
California High-Yield Municipal (1)                       01/31/2003
Return Before Taxes                      -3.08%(2)
Return After Taxes on Distributions      -3.08%(2)
Return After Taxes and Sale
  of Fund Shares                         -1.01%(2)
--------------------------------------------------------------------------------

(1)  Returns reflect deduction of maximum initial sales charge.

(2)  Returns for less than one year are not annualized.

AVERAGE ANNUAL TOTAL RETURNS - B CLASS - FOR PERIODS ENDED AUGUST 31, 2003
--------------------------------------------------------------------------------

Fund                                  Life of Fund        Inception Date
--------------------------------------------------------------------------------
California High-Yield Municipal(1)                        01/31/2003
Return Before Taxes                   -3.95%(2)
Return After Taxes on Distributions   -3.95%(2)
Return After Taxes and Sale
  of Fund Shares                      -1.68%(2)
--------------------------------------------------------------------------------

(1)  Returns reflect deduction of the maximum contingent deferred sales charge applicable only if shares are sold.

(2)  Returns for less than one year are not annualized.

AVERAGE ANNUAL TOTAL RETURNS - C CLASS - FOR PERIODS ENDED AUGUST 31, 2003

Fund                                  Life of Fund        Inception Date
--------------------------------------------------------------------------------
California High-Yield Municipal(1)                        01/31/2003
Return Before Taxes                   0.24%(2)
Return After Taxes on Distributions   0.24%(2)
Return After Taxes and Sale
  of Fund Shares                      1.10%(2)
--------------------------------------------------------------------------------

(1)  Returns reflect deduction of the maximum contingent deferred sales charge applicable only if shares are sold.

(2)  Returns for less than one year are not annualized.

PERFORMANCE COMPARISONS

The funds' performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indices of market performance. This may include comparisons with funds that are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to, U.S. Treasury bill, note and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System);
the federal funds and discount rates (source: Federal Reserve Bank of New York);
yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities
(source: Bloomberg Financial Markets); yield curves for AAA-rated, tax-free municipal securities (source: Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.);
total returns on foreign bonds (source: J.P. Morgan Securities Inc.); various
U.S. and foreign government reports; the junk bond market (source: Data
Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources: London a.m./p.m. fixing and New York Comex Spot Price);
rankings of any mutual fund or mutual fund category tracked by Lipper, Inc. or
Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company Institute;
Ibbotson Associates, Stocks, Bonds, Bills, and Inflation; major indices of stock market performance; and indices and historical data supplied by major securities brokerage or investment advisory firms. The funds also may utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance or to provide general information about the funds.

------
49

PERMISSIBLE ADVERTISING INFORMATION

From time to time, the funds may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders:

(1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging);

(2) discussions of general economic trends;

(3) presentations of statistical data to supplement such discussions;

(4) descriptions of past or anticipated portfolio holdings for one or more of the funds;

(5) descriptions of investment strategies for one or more of the funds;

(6) descriptions or comparisons of various savings and investment products
    (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the funds;

(7) comparisons of investment products (including the funds) with relevant market or industry indices or other appropriate benchmarks;

(8) discussions of fund rankings or ratings by recognized rating organizations;
    and

(9) testimonials describing the experience of persons who have invested in one or more of the funds. The funds also may include calculations, such as hypothetical compounding examples, which describe hypothetical investment results. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the funds.

MULTIPLE CLASS PERFORMANCE ADVERTISING

Pursuant to the Multiple Class Plan, the Trust may issue additional classes of existing funds or introduce new funds with multiple classes available for purchase. To the extent a new class is added to an existing fund, the advisor may, in compliance with SEC and NASD rules, regulations and guidelines, market the new class of shares using the historical performance information of the original class of shares. When quoting performance information for the new class of shares for periods prior to the first full quarter after inception, the original class's performance will be restated to reflect the expenses of the new class. For periods after the first full quarter after inception, actual performance of the new class will be used.

FINANCIAL STATEMENTS

The financial statements for the fiscal years ended August 31, 2003, 2002, 2001,
2000 and 1999 have been audited by PricewaterhouseCoopers LLP, independent accountants. Their Independent Auditor's Reports and the financial statements included in the funds' Annual Reports for the fiscal year ended August 31, 2003 are incorporated herein by reference.

------
50

EXPLANATION OF FIXED-INCOME  SECURITIES RATINGS

As described in the Prospectus, the funds will invest in fixed-income securities. Those investments, however, are subject to certain credit quality restrictions, as noted in the Prospectuses. The following is a summary of the rating categories referenced in the prospectus disclosure.

RATINGS OF CORPORATE DEBT SECURITIES
--------------------------------------------------------------------------------
Standard & Poor's
--------------------------------------------------------------------------------
AAA     This is the highest rating assigned by S&P to a debt obligation. It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
AA      Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal. It differs from the highest-rated obligations only in small degree.
--------------------------------------------------------------------------------
A       Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
BBB     Debt rated in this category is regarded as having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below BBB is regarded as having significant speculative characteristics.
--------------------------------------------------------------------------------
BB      Debt rated in this category has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating also is used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.
--------------------------------------------------------------------------------
B       Debt rated in this category is more vulnerable to nonpayment than obligations rated 'BB', but currently has the capacity to pay interest and repay principal. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to pay interest and repay principal.
--------------------------------------------------------------------------------
CCC     Debt rated in this category is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
--------------------------------------------------------------------------------
CC      Debt rated in this category is currently highly vulnerable to nonpayment. This rating category is also applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.
--------------------------------------------------------------------------------
C       The rating C typically is applied to debt subordinated to senior debt, and is currently highly vulnerable to nonpayment of interest and principal. This rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but debt service payments are being continued.
--------------------------------------------------------------------------------
D       Debt rated in this category is in default. This rating is used when interest payments or principal repayments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. It also will be used upon the filing of a bankruptcy petition for the taking of a similar action if debt service payments are jeopardized.
--------------------------------------------------------------------------------

------
51

Moody's Investors Service, Inc.
--------------------------------------------------------------------------------
Aaa     This is the highest rating assigned by Moody's to a debt obligation. It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
Aa      Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal and differs from Aaa issues only in a small degree. Together with Aaa debt, it comprises what are generally known as high-grade bonds.
--------------------------------------------------------------------------------
A       Debt rated in this category possesses many favorable investment attributes and is to be considered as upper-medium-grade debt. Although capacity to pay interest and repay principal are considered adequate, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
Baa     Debt rated in this category is considered as medium-grade debt having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below Baa is regarded as having significant speculative characteristics.
--------------------------------------------------------------------------------
Ba      Debt rated Ba has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. Often the protection of interest and principal payments may be very moderate.
--------------------------------------------------------------------------------
B       Debt rated B has a greater vulnerability to default, but currently has the capacity to meet financial commitments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied Ba or Ba3 rating.
--------------------------------------------------------------------------------
Caa     Debt rated Caa is of poor standing, has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. Such issues may be in default or there may be present elements of danger with respect to principal or interest. The
        Caa rating is also used for debt subordinated to senior debt that is assigned an actual or implies B or B3 rating.
--------------------------------------------------------------------------------
Ca      Debt rated in this category represent obligations that are speculative in a high degree. Such debt is often in default or has other marked shortcomings.
--------------------------------------------------------------------------------
C       This is the lowest rating assigned by Moody's, and debt rated C can be regarded as having extremely poor prospects of attaining investment standing.
--------------------------------------------------------------------------------

Fitch, Inc.
--------------------------------------------------------------------------------
AAA     Debt rated in this category has the lowest expectation of credit risk.
        Capacity for timely payment of financial commitments is exceptionally strong and highly unlikely to be adversely affected by foreseeable events.
--------------------------------------------------------------------------------
AA      Debt rated in this category has a very low expectation of credit risk.
        Capacity for timely payment of financial commitments is very strong and not significantly vulnerable to foreseeable events.
--------------------------------------------------------------------------------
A       Debt rated in this category has a low expectation of credit risk.
        Capacity for timely payment of financial commitments is strong, but may be more vulnerable to changes in circumstances or in economic conditions than debt rated in higher categories.
--------------------------------------------------------------------------------

------

52

Fitch, Inc.
--------------------------------------------------------------------------------
BBB             Debt rated in this category currently has a low expectation of credit risk and an adequate capacity for timely payment of financial commitments. However, adverse changes in circumstances and in economic conditions are more likely to impair this
                capacity. This is the lowest investment grade category.
--------------------------------------------------------------------------------
BB              Debt rated in this category has a possibility of developing credit risk, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met.
                Securities rated in this category are not investment grade.
--------------------------------------------------------------------------------
B               Debt rated in this category has significant credit risk, but a limited margin of safety remains. Financial commitments
                currently are being met, but capacity for continued debt service payments is contingent upon a sustained, favorable business and economic environment.
--------------------------------------------------------------------------------
CCC, CC, C      Debt rated in these categories has a real possibility for
                default. Capacity for meeting financial commitments depends solely upon sustained, favorable business or economic
                developments. A CC rating indicates that default of some kind appears probable; a C rating signals imminent default.
--------------------------------------------------------------------------------
DDD, DD, D      The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a
                reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines.
                'DDD' obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest.
                'DD' indicates potential recoveries in the range of 50%-90% and
                'D' the lowest recovery potential, i.e., below 50%.Entities rated in this category have defaulted on some or all of their obligations.

                Entities rated 'DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated 'DD' and 'D' are
                generally undergoing a formal reorganization or liquidation process; those rated 'DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated 'D' have a poor prospect of repaying all obligations.
--------------------------------------------------------------------------------

COMMERCIAL PAPER RATINGS
--------------------------------------------------------------------------------
S&P     Moody's   Description
--------------------------------------------------------------------------------
A-1     Prime-1   This indicates that the degree of safety regarding timely
        (P-1)     payment is strong. Standard & Poor's rates those issues
                  determined to possess extremely strong safety characteristics as A-1+.
--------------------------------------------------------------------------------
A-2     Prime-2   Capacity for timely payment on commercial paper is
        (P-2)     satisfactory, but the relative degree of safety is not as high as for issues designated A-1. Earnings trends and coverage ratios, while sound, will be more subject to variation.
                  Capitalization characteristics, while still appropriated, may be more affected by external conditions. Ample alternate
                  liquidity is maintained.
--------------------------------------------------------------------------------
A-3     Prime-3   Satisfactory capacity for timely repayment. Issues that carry
        (P-3)     this rating are somewhat more vulnerable to the adverse
                  changes in circumstances than obligations carrying the higher designations.
--------------------------------------------------------------------------------

------
53

NOTE RATINGS
--------------------------------------------------------------------------------

S&P   Moody's         Description
--------------------------------------------------------------------------------
SP-1  MIG-1; VMIG-1   Notes are of the highest quality enjoying strong
                      protection from established cash flows of funds for their
                      servicing or from established and broad-based access to
                      the market for refinancing, or both.
--------------------------------------------------------------------------------
SP-2  MIG-2; VMIG-2   Notes are of high quality with margins of protection
                      ample, although not so large as in the preceding group.
--------------------------------------------------------------------------------
SP-3  MIG-3; VMIG-3   Notes are of favorable quality with all security elements
                      accounted for, but lacking the undeniable strength of the
                      preceding grades. Market access for refinancing, in
                      particular, is likely to be less well-established.
--------------------------------------------------------------------------------
SP-4  MIG-4; VMIG-4   Notes are of adequate quality, carrying specific risk but
                      having protection and not distinctly or predominantly
                      speculative.
--------------------------------------------------------------------------------

------
54

Notes

------
55

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

You can receive a free copy of the annual and semiannual reports, and ask any questions about the funds, by contacting us at the address or one of the telephone numbers listed below.

If you own or are considering purchasing fund shares through

*  a bank
*  a broker-dealer
*  an insurance company
*  another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the funds from the Securities and Exchange
Commission (SEC).

In person            SEC Public Reference Room
                     Washington, D.C.
                     Call 202-942-8090 for location and hours.

On the Internet      * EDGAR database at www.sec.gov
                     * By email request at publicinfo@sec.gov

By mail              SEC Public Reference Section
                     Washington, D.C. 20549-0102

(Investment Company Act File No. 811-3706)

[grapic of american century logo and text logo (reg. sm)]

American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

Investor Relations
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

www.americancentury.com

Fax
816-340-7962

Telecommunications Device for Deaf
1-800-634-4113 or 816-444-3485

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

SH-SAI-35871   0401

PART C   OTHER INFORMATION

ITEM 23 EXHIBITS (All exhibits not filed herewith are being incorporated  herein by reference.)

     (a)  (1) Amended and Restated  Agreement and  Declaration  of Trust,  dated
     March 9, 1998 and amended March 1, 1999,  (filed  electronically as Exhibit
     a1 to Post-Effective  Amendment No. 29 to the Registration Statement of the
     Registrant, File No. 2-82734, on December 29, 1999).

          (2)  Amendment  No.  1 to  the  Amended  and  Restated  Agreement  and
     Declaration of Trust, dated March 6, 2001 (filed  electronically as Exhibit
     a2 to Post-Effective  Amendment No. 32 to the Registration Statement of the
     Registrant on April 19, 2001, File No. 2-82734).

          (3)  Amendment  No.  2 to  the  Amended  and  Restated  Agreement  and
     Declaration of Trust dated May 8, 2002 (filed  electronically as Exhibit a3 to  Post-Effective  Amendment No. 34 to the  Registration  Statement of the
     Registrant on October 10, 2002, File No. 2-82734).

     (b) Amended and Restated  Bylaws dated March 9, 1998 (filed  electronically as Exhibit b2 to Post-Effective  Amendment No. 23 to the Registration  Statement
of American Century Municipal Trust, on March 26, 1998, File No. 2-91229).

     (c) Registrant hereby incorporates by reference,  as though set forth fully herein,  Article  III,  Article IV,  Article V,  Article VI and Article  VIII of
Registrant's  Amended  and  Restated  Agreement  and  Declaration  of Trust,  as
amended,  appearing  as Exhibit (a) to  Post-Effective  Amendment  No. 29 to the
Registration  Statement of the Registrant;  and Article II, Article VII, Article
VIII and Article IX of Registrant's  Amended and Restated  Bylaws,  appearing as
Exhibit (b)(2) to Post-Effective  Amendment No. 23 to the Registration Statement
on Form N-1A of American Century Municipal Trust.

     (d)  (1)  Management  Agreement  (Investor  Class)  with  American  Century
     Investment Management,  Inc., dated August 1, 1997 (filed electronically as
     Exhibit 5 to Post-Effective  Amendment No. 33 to the Registration Statement
     of American  Century  Government  Income Trust,  on July 31, 1997, File No.
     2-99222).

          (2)  Amendment  to the  Management  Agreement  (Investor  Class)  with
     American Century Investment  Management,  Inc., dated March 31, 1998 (filed electronically  as Exhibit  5b to  Post-Effective  Amendment  No. 23 to the
     Registration  Statement of American  Century  Municipal  Trust on March 26,
     1998, File No. 2-91229).

          (3)  Amendment  to the  Management  Agreement  (Investor  Class)  with
     American  Century  Investment  Management,  Inc., dated July 1, 1998 (filed electronically  as Exhibit  d3 to  Post-Effective  Amendment  No. 39 to the
     Registration Statement of American Century Government Income Trust, on July
     28, 1999, File No. 2-99222).

          (4) Amendment No. 1 to the Management  Agreement (Investor Class) with
     American  Century  Investment  Management,  Inc.  dated  September 16, 2000
     (filed  electronically as Exhibit d4 to Post-Effective  Amendment No. 30 to
     the Registration Statement of the Registrant on December 29, 2000, File No.
     2-82734).

          (5) Amendment No. 2 to the Management  Agreement (Investor Class) with
     American Century Investment  Management,  Inc., dated August 1, 2001 (filed electronically  as Exhibit  d5 to  Post-Effective  Amendment  No. 44 to the
     Registration  Statement of American Century Government Income Trust on July
     31, 2001, File No. 2-99222).

          (6) Amendment No. 3 to the Management  Agreement (Investor Class) with
     American Century Investment Management, Inc., dated December 3, 2001 (filed electronically  as Exhibit  d6 to  Post-Effective  Amendment  No. 16 to the
     Registration Statement of American Century Investment Trust on November 30,
     2001, File No. 33-65170).

          (7) Amendment No. 4 to the Management  Agreement (Investor Class) with
     American  Century  Investment  Management,  Inc., dated July 1, 2002 (filed electronically  as Exhibit  d7 to  Post-Effective  Amendment  No. 17 to the
     Registration  Statement of American Century  Investment  Trust, on June 28,
     2002, File No. 33-65170).

          (8) Amendment No. 5 to the Management  Agreement (Investor Class) with
     American  Century  Investment  Management,  Inc.,  dated  December 31, 2002
     (filed  electronically as Exhibit d8 to  Post-Effective  Amendment No. 4 to
     the Registration Statement of American Century Variable Portfolios II, Inc.
     on December 23, 2002, File No. 333-46922).

          (9) Management  Agreement (C Class) with American  Century  Investment
     Management Inc., dated September 16, 2000 (filed  electronically as Exhibit
     d6 to  Post-Effective  Amendment  No. 35 to the  Registration  Statement of
     American  Century  Target  Maturities  Trust on April  17,  2001,  File No.
     2-94608).

          (10)  Amendment  No. 1 to the  Management  Agreement  (C  Class)  with
     American Century Investment  Management,  Inc., dated August 1, 2001 (filed electronically  as Exhibit d10 to  Post-Effective  Amendment  No. 44 to the
     Registration Statement of American Century Government Income Trust, on July
     31, 2001, File No. 2-99222).

          (11)  Amendment  No. 2 to the  Management  Agreement  (C  Class)  with
     American Century Investment Management, Inc., dated December 3, 2001 (filed electronically  as Exhibit d13 to  Post-Effective  Amendment  No. 16 to the
     Registration Statement of American Century Investment Trust on November 30,
     2001, File No. 33-65170).

          (12)  Amendment  No. 3 to the  Management  Agreement  (C  Class)  with
     American  Century  Investment  Management,  Inc., dated July 1, 2002 (filed electronically  as Exhibit d16 to  Post-Effective  Amendment  No. 17 to the
     Registration  Statement of American  Century  Investment  Trust on June 28,
     2002, File No. 33-65170).

          (13)  Amendment  No. 4 to the  Management  Agreement  (C  Class)  with
     American  Century  Investment  Management,  Inc.,  dated  September 3, 2002
     (filed electronically as Exhibit d10 to Post-Effective  Amendment No. 34 to
     the Registration  Statement of the Registrant on October 10, 2002, File No.
     2-82734).

          (14) Management  Agreement (A Class) with American Century  Investment
     Management,  Inc., dated September 3, 2002 (filed electronically as Exhibit
     d13 to Post-Effective Amendment No. 35 to the Registration Statement of the
     Registrant on December 17, 2002, File No. 2-82734).

          (15) Management  Agreement (B Class) with American Century  Investment
     Management,  Inc., dated September 3, 2002 (filed electronically as Exhibit
     d14 to Post-Effective Amendment No. 35 to the Registration Statement of the
     Registrant on December 17, 2002, File No. 2-82734).

          (16)  Management   Agreement  (C  Class  II)  with  American   Century
     Investment Management, Inc., dated September 3, 2002, (filed electronically as  Exhibit  d15 to  Post-Effective  Amendment  No. 35 to the  Registration
     Statement of the Registrant on December 17, 2002, File No. 2-82734).

     (e)   1) Amended and Restated Distribution  Agreement with American Century
     Investment Services, Inc., dated September 3, 2002 (filed electronically as
     Exhibit e1 to Post-Effective Amendment No. 35 to the Registration Statement
     of  American  Century  Municipal  Trust on  September  30,  2002,  File No.
     2-91229).

          (2) Amendment No. 1 to the Amended and Restated Distribution Agreement
     with American Century  Investment  Services,  Inc., dated December 31, 2002
     (filed  electronically as Exhibit e2 to  Post-Effective  Amendment No. 4 to
     the Registration Statement of American Century Variable Portfolios II, Inc.
     on December 23, 2002, File No. 333-46922).

          (3) Amendment No. 2 to the Amended and Restated Distribution Agreement
     with American  Century  Investment  Services,  Inc.,  dated August 29, 2003
     (filed  electronically as Exhibit e3 to Post-Effective  Amendment No. 17 to
     the Registration Statement of American Century Strategic Asset Allocations,
     Inc. on August 28, 2003, File No. 33-79482).

     (f)  Not applicable.

     (g)  (1) Master  Agreement with Commerce Bank N.A.,  dated January 22, 1997
     (filed electronically as Exhibit b8e to Post-Effective  Amendment No. 76 to
     the  Registration  Statement of American  Century  Mutual  Funds,  Inc., on
     February 28, 1997, File No. 2-14213).

          (2) Global Custody  Agreement  with The Chase  Manhattan  Bank,  dated
     August  9, 1996  (filed  electronically  as  Exhibit  b8 to  Post-Effective
     Amendment  No. 31 to the  Registration  Statement of the  American  Century
     Government Income Trust, on February 7, 1997, File No. 2-99222).

          (3) Amendment to Global  Custody  Agreement  with The Chase  Manhattan
     Bank  dated  December  9,  2000  (filed  electronically  as  Exhibit  g2 to
     Pre-Effective  Amendment  No. 2 to the  Registration  Statement of American
     Century  Variable  Portfolios  II,  Inc.,  on  January  9,  2001,  File No.
     333-46922).

     (h)  (1)  Transfer  Agency   Agreement  with  American   Century   Services
     Corporation,  dated  August 1, 1997 (filed  electronically  as Exhibit 9 to
     Post-Effective  Amendment No. 33 to the Registration  Statement of American
     Century Government Income Trust on July 31, 1997, File No. 2-99222).

          (2) Amendment  No. 1 to the Transfer  Agency  Agreement  with American
     Century Services Corporation,  dated June 29, 1998 (filed electronically as
     Exhibit  b9b  to  Post-Effective  Amendment  No.  23  to  the  Registration
     Statement of American Century  Quantitative  Equity Funds on June 29, 1998,
     File No. 33-19589).

          (3) Amendment  No. 2 to the Transfer  Agency  Agreement  with American
     Century Services Corporation, dated November 20, 2000 (filed electronically as  Exhibit  h4 to  Post-Effective  Amendment  No.  30 to the  Registration
     Statement of the Registrant on December 29, 2000, File No. 2-82734).

          (4) Amendment  No. 3 to the Transfer  Agency  Agreement  with American
     Century Services Corporation, dated August 1, 2001 (filed electronically as
     Exhibit h5 to Post-Effective Amendment No. 44 to the Registration Statement
     of American  Century  Government  Income Trust,  on July 31, 2001, File No.
     2-99222).

          (5) Amendment  No. 4 to the Transfer  Agency  Agreement  with American
     Century Services Corporation,  dated December 3, 2001 (filed electronically as  Exhibit  h6 to  Post-Effective  Amendment  No.  16 to the  Registration
     Statement of American  Century  Investment Trust on November 30, 2001, File
     No. 33-65170).

          (6) Amendment  No. 5 to the Transfer  Agency  Agreement  with American
     Century Services  Corporation,  dated July 1, 2002 (filed electronically as
     Exhibit h6 to Post-Effective Amendment No. 17 to the Registration Statement
     of American Century Investment Trust on June 28, 2002, File No. 33-65170).

          (7) Amendment  No. 6 to the Transfer  Agency  Agreement  with American
     Century Services Corporation, dated September 3, 2002 (filed electronically as  Exhibit  h9 to  Post-Effective  Amendment  No.  35 to the  Registration
     Statement of American  Century  Municipal Trust on September 30, 2002, File
     No. 2-91229).

          (8) Amendment  No. 7 to the Transfer  Agency  Agreement  with American
     Century Services Corporation, dated December 31, 2002 (filed electronically as  Exhibit  h7 to  Post-Effective  Amendment  No.  4 to  the  Registration
     Statement of American Century Variable Portfolios II, Inc., on December 23,
     2002, File No. 333-46922).

          (9) Credit Agreement with J.P. Morgan Chase, as Administrative  Agent, dated December 17, 2003 is included herein.

          (10) Customer  Identification Program Reliance Agreement dated October
     1, 2003 (filed  electronically as Exhibit e10 to  Post-Effective  Amendment
     No. 40 to the Registration Statement of American Century Municipal Trust on
     September 30, 2003, File No. 2-91229).

     (i) Opinion and Consent of Counsel  (filed  electronically  as Exhibit i to
Post-Effective  Amendment No. 29 to the Registration Statement of the Registrant
on December 29, 1999, File No. 2-82734).

     (j)  (1) Consent of PricewaterhouseCoopers  LLP, independent accountants is included herein.

          (2) Power of Attorney dated  September 12, 2002 (filed  electronically as  Exhibit  j4 to  Post-Effective  Amendment  No.  35 to the  Registration
     Statement of American  Century  Municipal Trust on September 30, 2002, File
     No. 2-91229).

          (3) Power of Attorney,  dated December 17, 2002 (filed  electronically as  Exhibit  j3 to  Post-Effective  Amendment  No.  39 to the  Registration
     Statement of American  Century  Municipal Trust, on February 27, 2003, File
     No. 2-91229).

          (4)   Secretary's   Certificate   dated   September  12,  2002  (filed
     electronically  as Exhibit  j5 to  Post-Effective  Amendment  No. 35 to the
     Registration Statement of American Century Municipal Trust on September 30,
     2002, File No. 2-91229).

     (k) Not applicable.

     (l) Not applicable.

     (m)  (1) Master  Distribution and Individual  Shareholder  Services Plan (C
     Class)  dated  September  16, 2000 (filed  electronically  as Exhibit m3 to
     Post-Effective  Amendment No. 35 to the Registration  Statement of American
     Century Target Maturities Trust on April 17, 2001, File No. 2-94608).

          (2)  Amendment  No.  1  to  the  Master  Distribution  and  Individual
     Shareholder   Services   Plan  (C  Class)   dated  August  1,  2001  (filed
     electronically  as Exhibit  m5 to  Post-Effective  Amendment  No. 44 to the
     Registration Statement of American Century Government Income Trust, on July
     31, 2001, File No. 2-99222).

          (3)  Amendment  No.  2  to  the  Master  Distribution  and  Individual
     Shareholder   Services  Plan  (C  Class)  dated  December  3,  2001  (filed electronically  as Exhibit  m7 to  Post-Effective  Amendment  No. 16 to the
     Registration Statement of American Century Investment Trust on November 30,
     2001, File No. 33-65170).

          (4)  Amendment  No.  3  to  the  Master  Distribution  and  Individual
     Shareholder   Services   Plan  (C  Class)   dated   July  1,  2002   (filed
     electronically  as Exhibit  m9 to  Post-Effective  Amendment  No. 17 to the
     Registration  Statement of American  Century  Investment  Trust on June 28,
     2002, File No. 33-65170).

          (5)  Amendment  No.  4  to  the  Master  Distribution  and  Individual
     Shareholder  Services  Plan  (C  Class)  dated  September  3,  2002  (filed electronically  as Exhibit  m5 to  Post-Effective  Amendment  No. 35 to the
     Registration Statement of American Century Municipal Trust on September 30,
     2002, File No. 2-91229).

          (6)  Amendment  No.  5  to  the  Master  Distribution  and  Individual
     Shareholder  Services  Plan (C Class)  dated  January  2, 2004 is  included herein.

          (7) Master  Distribution and Individual  Shareholder  Services Plan (A
     Class),  dated  September  3, 2002 (filed  electronically  as Exhibit m6 to
     Post-Effective  Amendment  No.  34 to  the  Registration  Statement  of the
     Registrant on October 10, 2002, File No. 2-82734).

          (8) Master  Distribution and Individual  Shareholder  Services Plan (B
     Class),  dated  September  3, 2002 (filed  electronically  as Exhibit m7 to
     Post-Effective  Amendment  No.  34 to  the  Registration  Statement  of the
     Registrant on October 10, 2002, File No. 2-82734).

          (9) Master  Distribution and Individual  Shareholder  Services Plan (C
     Class II) dated  September 3, 2002 (filed  electronically  as Exhibit m8 to
     Post-Effective  Amendment No. 40 to the Registration  Statement of American
     Century Municipal Trust on September 30, 2003, File No. 2-91229).

     (n)  (1)  Amended  and  Restated  Multiple  Class Plan dated  September  3,
     2002,(filed electronically as Exhibit n1 to Post-Effective Amendment No. 35
     to the  Registration  Statement of the Registrant on December 17, 2002 File
     No. 2-82734).

          (2)  Amendment No. 1 to the Amended and Restated  Multiple  Class Plan
     dated   December   31,  2002  (filed   electronically   as  Exhibit  n2  to
     Post-Effective  Amendment No. 39 to the Registration  Statement of American
     Century Municipal Trust on December 23, 2002, File No. 2-91229).

          (3)  Amendment No. 2 to the Amended and Restated  Multiple  Class Plan
     dated August 29, 2003 (filed electronically as Exhibit n3 to Post-Effective
     Amendment  No.  17  to  the  Registration  Statement  of  American  Century
     Strategic Asset Allocations, Inc. on August 28, 2003, File No. 33-79482).

     (o) Reserved.

     (p) American Century Investments Code of Ethics,  (filed  electronically as
Exhibit p to  Post-Effective  Amendment No. 35 to the Registration  Statement of
the Registrant on December 17, 2002 File No. 2-82734)

Item 24. Persons Controlled by or Under Common Control with Registrant.

     None.

Item 25. Indemnification.

     As stated in Article VII,  Section 3 of the Amended and Restated  Agreement
and Declaration of Trust, incorporated herein by reference to Exhibit (a) to the
Registration Statement of the Registrant, Indemnification "The Trustees shall be entitled  and  empowered  to the  fullest  extent  permitted  by law to purchase insurance for and to provide by resolution or in the Bylaws for  indemnification out of Trust assets for  liability and for all expenses  reasonably  incurred or paid or  expected  to be paid by a Trustee  or officer  in  connection  with any claim,  action, suit or proceeding in which he becomes involved by virtue of his capacity  or former  capacity  with the Trust.  The  provisions,  including  any exceptions  and  limitations  concerning  indemnification,  may be set  forth in detail in the Bylaws or in a resolution of the Trustees."

     Registrant  hereby  incorporates  by  reference,  as though set forth fully herein, Article VI, Sections 2, 3 and 4 of the Registrant's Amended and Restated
Bylaws, dated March 9, 1998, appearing as Exhibit b2 to Post-Effective Amendment
No. 23 to the  Registration  Statement of American  Century  Municipal  Trust on
March 26, 1998, File No. 2-91229.

     The Registrant has purchased an insurance  policy insuring its officers and directors  against  certain  liabilities  which such  officers and directors may incur  while  acting  in such  capacities  and  providing  reimbursement  to the
Registrant for sums which it may be permitted or required to pay to its officers and directors by way of  indemnification  against such  liabilities,  subject in either case to clauses respecting deductibility and participation.

Item 26. Business and Other Connections of Investment Advisor.

     None.

Item 27. Principal Underwriter.

I. (a)  American  Century  Investment  Services,  Inc.  (ACIS) acts as principal underwriter for the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is  registered  with  the  Securities  and  Exchange  Commission  as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street,  Kansas  City,  Missouri  64111.  ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b)  The  following  is a list of the  directors,  executive  officers  and partners of ACIS:

Name and Principal    Positions and Offices       Positions and Offices
Business Address*        with Underwriter            with Registrant
----------------------------------------------------------------------

James E. Stowers, Jr.  Chairman and Director          none

James E. Stowers III   Co-Chairman and Director       none

William M. Lyons       President,                     President and
                       Chief Executive Officer        Chairman
                       and Director

Robert T. Jackson      Executive Vice President,      Executive Vice
                       Chief Financial Officer        President
                       and Chief Accounting Officer

Joseph Greene          Senior Vice President          none

Brian Jeter            Senior Vice President          none

Mark Killen            Senior Vice President          none

Dave Larrabee          Senior Vice President          none

Barry Mayhew           Senior Vice President          none

David C. Tucker        Senior Vice President          Senior Vice
                       and General Counsel            President

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c) Not applicable.

ITEM 28. Location of Accounts and Records.

     All  accounts,  books and other  documents  required  to be  maintained  by
Section 31(a) of the 1940 Act, and the rules promulgated thereunder,  are in the possession of Registrant,  American  Century  Services  Corporation and American
Century Investment Management,  Inc., all located at American Century, 4500 Main
Street, Kansas City, Missouri 64111.

ITEM 29. Management Services - Not applicable.

ITEM 30. Undertakings - Not applicable.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities Act of 1933 and the Investment
Company  Act  of  1940,  the  Registrant  certifies  that  it  meets  all of the requirements for  effectiveness of the Registration  Statement under Rule 485(b)
under the  Securities  Act and has duly  caused  this  Amendment  No. 40 to this
Registration  Statement  to be signed on its  behalf  by the  undersigned,  duly authorized,  in the City of Kansas City,  State of Missouri,  on the 30th day of
December 2003.

Pursuant to the requirements of the Securities Act of 1933, this  Post-Effective
Amendment  No.  36 has  been  signed  below  by  the  following  persons  in the capacities and on the dates indicated.

                              AMERICAN CENTURY CALIFORNIA TAX-FREE
                              AND MUNICIPAL FUNDS

                              By:  /*/William M. Lyons
                                   -------------------------------------
                                   President and Principal Executive Officer

Date

Signature                    Title                      Date

*William M. Lyons            President, Chairman      December 30, 2003
------------------------     of the Board, Trustee
William M. Lyons             and Principal Executive
                             Officer

*Maryanne Roepke             Senior Vice President,   December 30, 2003
------------------------     Treasurer and Chief
Maryanne Roepke              Accounting Officer

*Albert A. Eisenstat         Trustee                  December 30, 2003
------------------------
Albert A. Eisenstat

*Ronald J. Gilson            Trustee                  December 30, 2003
------------------------
Ronald J. Gilson

*Robert T. Jackson           Executive Vice            December 30, 2003
------------------------     President
Robert T. Jackson

*Myron S. Scholes            Trustee                  December 30, 2003
------------------------
Myron S. Scholes

*Kenneth E. Scott            Trustee                  December 30, 2003
------------------------
Kenneth E. Scott

*John B. Shoven              Trustee                  December 30, 2003
------------------------
John B. Shoven

*Jeanne D. Wohlers           Trustee                  December 30, 2003
------------------------
Jeanne D. Wohlers

*Kathryn A. Hall             Trustee                  December 30, 2003
------------------------
Kathryn A. Hall

/s/ Brian L. Brogan
-----------------------------
*by Brian L. Brogan, Attorney in Fact
(pursuant to a Power of Attorney dated September 12, 2002).